UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
AXS
Adaptive Plus Fund
AXSPX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the AXS Adaptive Plus Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/axspx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Adaptive Plus Fund (AXSPX)	$220	1.99%
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
Class I shares of the Fund (AXSPX) returned 21.42% for the fiscal year.
As an indexed-based strategy, the Fund is designed to replicate the performance of the Profit Score Regime Adaptive Long/Short Equity Index (“PSRAE”).  The Index reflects the returns of a highly liquid, systematic trading program that invests long the S&P 500 or Nasdaq 100 futures, short the S&P 500 futures or takes a defensive position in cash.  The trading program is based on signals generated by ProfitScore’s proprietary research.  These signals change depending on the current volatility regime.
The Fund invests in options and swaps designed to produce returns similar to the PSRAE index. The Fund does not invest more than 25% of its net assets with any one option counterparty or swap contract counterparty. To generate additional income, Fund’s assets not invested in options or swaps or used as collateral for such investments may be allocated to money market funds and/or U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, and/or other investment grade fixed income securities or fixed income ETFs.
Fund performance was in line with the ProfitScore Regime Adaptive Long/Short Equity Index gross performance of 19.52%. The Fund’s prospectus benchmark S&P 500 Total Return Index returned 36.35%.
WHAT AFFECTED FUND PERFORMANCE?
Fund performance is driven by: 1) the ProfitScore trading program, 2) the Fund’s efforts to track PSRAE index performance with its swap partner, and 3) the Fund’s investment of idle cash in short term treasuries and money market funds.
The ProfitScore trading program is proprietary.  The signals it generated performed well against the S&P 500 in some months (December 2023, April 2024 and June 2024), and underperformed the S&P 500 in other months (November 2023, February 2024, July 2024 and August 2024).
Operationally, the Fund monitored the swap exposure on a daily basis throughout the year and modified exposure as necessary to ensure proper replication of the PSRAE index.
Finally, the Fund benefited from high treasury and money market yields throughout the year.
OUTLOOK
As unique index-based strategy, the AXS Adaptive Plus Fund is designed to give investors exposure to an institutional-level long/short equity futures strategy.  Direct investment in such strategies have historically required large capital commitments and long lock-up periods in private hedge fund structures. Replication strategies using an open-end mutual fund structure address these hurdles by allowing lower investment minimums and offering daily liquidity.
Institutions have utilized long/short equity strategies as long-term strategic investments and we suggest the outlook for this strategy should undertake a similar approach.
We thank you for your continued support and confidence in our implementation of this strategy.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
AXS Adaptive Plus Fund (AXSPX)	21.42%	9.69%
S&P 500 Index	36.35%	22.96%
1	Class I shares commenced operations on September 15, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$58,742,410
Total number of portfolio holdings	5
Total advisory fees paid (net)	$719,459
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
United States Treasury Bill, 12/5/2024	23.6%
United States Treasury Bill, 2/6/2025	23.5%
Nomura Galaxy Option -ProfitScore Regime-Adaptive Equity Index, 12/15/2024	23.4%
United States Treasury Bill, 10/3/2024	17.0%
Asset Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/axspx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AXS
Tactical Income Fund
Class A/TINAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the AXS Tactical Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/tinix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Tactical Income Fund (Class A/TINAX)	$209	2.01%
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
The Fund is available in class A and I shares. For the fiscal year ended September 30, 2024, performance for the class A share was 7.51% (1.33% with load).
Fund performance trailed the Bloomberg Aggregate Bond Index performance of 11.57%.  However, the Fund achieved its return at reduced volatility (3.1% standard deviation) and max drawdown (1.2%) compared to the Bloomberg Aggregate Bond Index (7.1% standard deviation, 3.1% max drawdown).
WHAT AFFECTED FUND PERFORMANCE?
The Fund is a tactical income fund that takes a systematic trading approach in the portfolio. Our goal is to actively participate in up-trending, income-oriented sectors while avoiding down-trending sectors. We exercise discretion in adjusting the allocation of investments to the various fixed income ETFs, with a focus on optimizing yield and performance with a reduction in overall volatility and drawdown.
The Fund ended the fiscal year diversified across ten bond sectors with a half of the holdings allocated to the high yield corporate bonds, investment grade corporate bonds and bank loans combined.  The largest contributors to performance for the fiscal year include SPDR Barclays Convertible Securities ETF, iShares 20+ Year Treasury ETF and SPDR Barclays High Yield Corporate Bond.  The largest detractors to performance included the ProShares Short 20+ Year Treasury ETF, Alerian MLP ETF and SPDR Blackstone/GSO Senior Loan ETF.
OUTLOOK
Long time AXS Tactical Income portfolio managers Jordan Kahn and Eric Hua left the AXS team in June of 2024 and we wish them continued success.  We manage the Fund with the same goals as Jordan and Eric.  The Fund is designed as a core investment for investors seeking income generation, while also focusing on capital preservation. The fund employs a tactical strategy which is geared towards seizing promising income-generating opportunities and minimizing potential losses during market downturns. Our primary goal is to enable our investors to benefit from financial market gains while managing risk on the downside.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Tactical Income Fund (Class A/TINAX)	1.33%	-0.20%	0.63%
AXS Tactical Income Fund (Class A/TINAX)- excluding sales load	7.51%	0.99%	1.67%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.73%
1	Class A shares commenced operations on December 31, 2018
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,914,675
Total number of portfolio holdings	20
Total advisory fees paid (net)	$330,618
Portfolio turnover rate as of the end of the reporting period	406%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Vanguard Long-Term Corporate Bond ETF	4.9%
SPDR Bloomberg Convertible Securities ETF	4.9%
Vanguard Long-Term Treasury ETF	4.8%
Vanguard Emerging Markets Government Bond ETF	4.8%
Vanguard Intermediate-Term Corporate Bond ETF	4.8%
iShares Fallen Angels USD Bond ETF	4.8%
SPDR Bloomberg High Yield Bond ETF	4.8%
Vanguard Mortgage-Backed Securities ETF	4.8%
Vanguard Intermediate-Term Treasury ETF	4.7%
iShares 0-5 Year High Yield Corporate Bond ETF	4.7%
Asset Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/tinix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AXS
Tactical Income Fund
Class I/TINIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the AXS Tactical Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/tinix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Tactical Income Fund (Class I/TINIX)	$183	1.76%
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
The Fund is available in class A and I shares. For the fiscal year ended September 30, 2024, performance for the class I share returned 7.68%.
Fund performance trailed the Bloomberg Aggregate Bond Index performance of 11.57%.  However, the Fund achieved its return at reduced volatility (3.1% standard deviation) and max drawdown (1.2%) compared to the Bloomberg Aggregate Bond Index (7.1% standard deviation, 3.1% max drawdown).
WHAT AFFECTED FUND PERFORMANCE?
The Fund is a tactical income fund that takes a systematic trading approach in the portfolio. Our goal is to actively participate in up-trending, income-oriented sectors while avoiding down-trending sectors. We exercise discretion in adjusting the allocation of investments to the various fixed income ETFs, with a focus on optimizing yield and performance with a reduction in overall volatility and drawdown.
The Fund ended the fiscal year diversified across ten bond sectors with a half of the holdings allocated to the high yield corporate bonds, investment grade corporate bonds and bank loans combined.  The largest contributors to performance for the fiscal year include SPDR Barclays Convertible Securities ETF, iShares 20+ Year Treasury ETF and SPDR Barclays High Yield Corporate Bond.  The largest detractors to performance included the ProShares Short 20+ Year Treasury ETF, Alerian MLP ETF and SPDR Blackstone/GSO Senior Loan ETF.
OUTLOOK
Long time AXS Tactical Income portfolio managers Jordan Kahn and Eric Hua left the AXS team in June of 2024 and we wish them continued success.  We manage the Fund with the same goals as Jordan and Eric.  The Fund is designed as a core investment for investors seeking income generation, while also focusing on capital preservation. The fund employs a tactical strategy which is geared towards seizing promising income-generating opportunities and minimizing potential losses during market downturns. Our primary goal is to enable our investors to benefit from financial market gains while managing risk on the downside.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Tactical Income Fund (Class I/TINIX)	7.68%	1.24%	1.92%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.73%
1	Class I shares commenced operations on December 31, 2018
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,914,675
Total number of portfolio holdings	20
Total advisory fees paid (net)	$330,618
Portfolio turnover rate as of the end of the reporting period	406%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Vanguard Long-Term Corporate Bond ETF	4.9%
SPDR Bloomberg Convertible Securities ETF	4.9%
Vanguard Long-Term Treasury ETF	4.8%
Vanguard Emerging Markets Government Bond ETF	4.8%
Vanguard Intermediate-Term Corporate Bond ETF	4.8%
iShares Fallen Angels USD Bond ETF	4.8%
SPDR Bloomberg High Yield Bond ETF	4.8%
Vanguard Mortgage-Backed Securities ETF	4.8%
Vanguard Intermediate-Term Treasury ETF	4.7%
iShares 0-5 Year High Yield Corporate Bond ETF	4.7%
Asset Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/tinix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AXS
Merger Fund
Class I/GAKIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the AXS Merger Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/gakix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Merger Fund (Class I/GAKIX)	$213	2.09%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending 09/30/24, the AXS Merger Fund’s Class I returned 4.10%. The Fund invested exclusively in securities that were involved in mergers and acquisitions.  This was a difficult period for the Fund with a decrease in overall deal activity and heightened regulatory scrutiny.
TOP PERFORMANCE CONTRIBUTORS
Positive performance was driven by the completion of the $70 billion transaction between Broadcom and VMware, after almost a year and a half wait for China’s approval. As tensions mounted between the countries over U.S. curbs on semiconductor exports, increased volatility allowed the Fund to maximize its position at a very favorable spread. Broadcom’s CEO attended a White House roundtable with the president of China, apparently having discussed the deal during the visit, smoothing the way for its approval and closure only a couple of weeks later.
Also contributing positively to performance was the closing of the Seagen transaction with Pfizer.  The spread remained wide as investors were unsure how the current U.S. administration would react to a $40 billion deal in the pharmaceutical industry.  We believed the deal had minimal traditional antitrust concerns and built a sizeable position, believing that the deal would not face a lawsuit.  After Pfizer agreed to donate the rights of royalties from the sales of one of its drugs, the FTC approved the transaction in mid-December, and the deal closed a couple of days later.
The third top contributor to performance was the closing of the $68 billion deal between Pioneer Natural Resources and Exxon Mobil.  The companies received FTC approval in May after an unusual agreement whereby the former CEO and current board member of the target Pioneer would not be allowed to sit on the combined companies board.
TOP PERFORMANCE DETRACTORS
The top detractor for the fund was the widening of the spread in Chevron’s $53 billion takeover of Hess. In March, Exxon Mobil (which has a joint venture (JV) with Hess on valuable assets in Guyana) accused Chevron of trying to sidestep its right of first refusal to buy the JV assets.  The case will head to arbitration in 2025.  We expect a positive arbitration approval/settlement in the middle of next year.
Also contributing negatively was when the FTC sued to block the $8.5 billion merger between Capri Holdings and Tapestry claiming the deal would stifle competition in the “accessible luxury” handbag market.  The FTC posited that these brands constantly monitor each other to determine pricing.  The response from the companies stated that even if this narrow market definition exists, it faces competitive pressures from both lower and higher-end priced products.  A NY judge granted a preliminary injunction in September and the companies are appealing the decision.
The third detractor from performance was the widening in the spread in Nippon Steel’s $13.4 billion deal with United States Steel.  The deal got embroiled in politics as both presidential candidates threatened to block the deal on national security grounds.  In addition, the U. S. Steelworkers union does not back the transaction.  Shareholders and employees back it as Nippon has made several large investment commitments to sure up plants and employment.  The decision on whether to approve has been postponed until after the election when cooler heads will hopefully prevail.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Merger Fund (Class I/GAKIX)	4.10%	2.76%	2.58%
ICE BofAML 3-Month U.S. Treasury Bill	5.49%	2.33%	1.66%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$16,136,616
Total number of portfolio holdings	56
Total advisory fees paid (net)	$149,081
Portfolio turnover rate as of the end of the reporting period	280%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Hess Corp.	10.7%
Stericycle, Inc.	6.8%
Capri Holdings Ltd.	5.0%
ANSYS, Inc.	3.2%
Axonics, Inc.	3.1%
Envestnet, Inc.	2.4%
Surmodics, Inc.	2.4%
PetIQ, Inc.	2.4%
R1 RCM, Inc.	2.1%
HashiCorp, Inc. - Class A	2.1%
Asset Allocation
Industry Allocation
Material Fund Changes
On November 15, 2024, the Funds’ Board of Trustees of the Trust approved a Plan of Liquidation for the Merger Fund. The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Merger Fund, and the Merger Fund will be liquidated on or about December 27, 2024.  In anticipation of the liquidation of the Merger Fund, Kellner Management, L.P., the Merger Fund’s Sub-advisor, may manage the Merger Fund in a manner intended to facilitate its orderly liquidation, such as by raising cash or making investments in other highly liquid assets. As a result, all or a portion of the Merger Fund may not be invested in a manner consistent with its stated investment strategies, which may prevent the Merger Fund from achieving its investment objective.
There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/gakix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AXS
Merger Fund
Investor Class/GAKAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the AXS Merger Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/gakix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Merger Fund (Investor Class/GAKAX)	$238	2.34%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending 09/30/24, the AXS Merger Fund’s Investor Class returned 3.77%. The Fund invested exclusively in securities that were involved in mergers and acquisitions.  This was a difficult period for the Fund with a decrease in overall deal activity and heightened regulatory scrutiny.
TOP PERFORMANCE CONTRIBUTORS
Positive performance was driven by the completion of the $70 billion transaction between Broadcom and VMware, after almost a year and a half wait for China’s approval. As tensions mounted between the countries over U.S. curbs on semiconductor exports, increased volatility allowed the Fund to maximize its position at a very favorable spread. Broadcom’s CEO attended a White House roundtable with the president of China, apparently having discussed the deal during the visit, smoothing the way for its approval and closure only a couple of weeks later.
Also contributing positively to performance was the closing of the Seagen transaction with Pfizer.  The spread remained wide as investors were unsure how the current U.S. administration would react to a $40 billion deal in the pharmaceutical industry.  We believed the deal had minimal traditional antitrust concerns and built a sizeable position, believing that the deal would not face a lawsuit.  After Pfizer agreed to donate the rights of royalties from the sales of one of its drugs, the FTC approved the transaction in mid-December, and the deal closed a couple of days later.
The third top contributor to performance was the closing of the $68 billion deal between Pioneer Natural Resources and Exxon Mobil.  The companies received FTC approval in May after an unusual agreement whereby the former CEO and current board member of the target Pioneer would not be allowed to sit on the combined companies board.
TOP PERFORMANCE DETRACTORS
The top detractor for the fund was the widening of the spread in Chevron’s $53 billion takeover of Hess. In March, Exxon Mobil (which has a joint venture (JV) with Hess on valuable assets in Guyana) accused Chevron of trying to sidestep its right of first refusal to buy the JV assets.  The case will head to arbitration in 2025.  We expect a positive arbitration approval/settlement in the middle of next year.
Also contributing negatively was when the FTC sued to block the $8.5 billion merger between Capri Holdings and Tapestry claiming the deal would stifle competition in the “accessible luxury” handbag market.  The FTC posited that these brands constantly monitor each other to determine pricing.  The response from the companies stated that even if this narrow market definition exists, it faces competitive pressures from both lower and higher-end priced products.  A NY judge granted a preliminary injunction in September and the companies are appealing the decision.
The third detractor from performance was the widening in the spread in Nippon Steel’s $13.4 billion deal with United States Steel.  The deal got embroiled in politics as both presidential candidates threatened to block the deal on national security grounds.  In addition, the U. S. Steelworkers union does not back the transaction.  Shareholders and employees back it as Nippon has made several large investment commitments to sure up plants and employment.  The decision on whether to approve has been postponed until after the election when cooler heads will hopefully prevail.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Merger Fund (Investor Class/GAKAX)	3.77%	2.50%	2.32%
ICE BofAML 3-Month U.S. Treasury Bill	5.49%	2.33%	1.66%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$16,136,616
Total number of portfolio holdings	56
Total advisory fees paid (net)	$149,081
Portfolio turnover rate as of the end of the reporting period	280%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Hess Corp.	10.7%
Stericycle, Inc.	6.8%
Capri Holdings Ltd.	5.0%
ANSYS, Inc.	3.2%
Axonics, Inc.	3.1%
Envestnet, Inc.	2.4%
Surmodics, Inc.	2.4%
PetIQ, Inc.	2.4%
R1 RCM, Inc.	2.1%
HashiCorp, Inc. - Class A	2.1%
Asset Allocation
Industry Allocation
Material Fund Changes
On November 15, 2024, the Funds’ Board of Trustees of the Trust approved a Plan of Liquidation for the Merger Fund. The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Merger Fund, and the Merger Fund will be liquidated on or about December 27, 2024.  In anticipation of the liquidation of the Merger Fund, Kellner Management, L.P., the Merger Fund’s Sub-advisor, may manage the Merger Fund in a manner intended to facilitate its orderly liquidation, such as by raising cash or making investments in other highly liquid assets. As a result, all or a portion of the Merger Fund may not be invested in a manner consistent with its stated investment strategies, which may prevent the Merger Fund from achieving its investment objective.
There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/gakix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AXS
Market Neutral Fund
Class I/COGIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the AXS Market Neutral Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/cogix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Market Neutral Fund (Class I/COGIX)	$339	3.21%
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
The Fund is available in class I, and Investor shares. For the fiscal year ended September 30, 2024, performance for the I share was 11.02%. Fund performance was in line with the prospectus benchmark Bloomberg Aggregate Bond Index gross performance of 11.57%. For comparison, the broad-based S&P 500 Index returned 36.35%
WHAT AFFECTED FUND PERFORMANCE?
Fund performance can be attributed to the following:
For the period, the Fund took long positions in approximately 75 S&P 500 stocks identified for their intrinsic value by the Cognios ROTA-ROME methodology.  ROTA stands for return on total assets and ROME stands for return on market equity.  These stocks were rebalanced quarterly.
In addition, the Fund took short positions in approximately 125 S&P 500 stocks identified as overvalued by ROTA-ROME.  These long and short exposures were beta adjusted to market neutral on a quarterly basis.  Beta measures the expected move of a stock relative to the overall market.  A stock with a beta of 0.7 would be expected to gain or lose 70% of the overall market’s gain or loss.  The stocks contained in the Fund’s long and short holdings typically have vastly different betas, and thus the Fund equalizes the beta exposure to the market between the long and short books.  Usually this means more dollars are allocated to the long holdings to balance the higher beta of the short holdings.
The Fund weighted its allocations toward the consumer, industrial, technology, financial and communications sectors.   Top contributors for the period included Leidos Holdings, Resmed, AT&T, Kellanova and Verizon while Humana, Lamb Weston, Hormel Foods, CVS, and Incyte were among the largest detractors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Market Neutral Fund (Class I/COGIX)	11.02%	5.99%	4.12%
S&P 500 Total Return Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$15,393,967
Total number of portfolio holdings	229
Total advisory fees paid (net)	$69,028
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
C.H. Robinson Worldwide, Inc.	2.6%
Kellanova	2.6%
Public Service Enterprise Group, Inc.	2.5%
Philip Morris International, Inc.	2.4%
Lockheed Martin Corp.	2.4%
Public Storage - REIT	2.3%
AT&T, Inc.	2.3%
NiSource, Inc.	2.3%
ResMed, Inc.	2.3%
Entergy Corp.	2.3%
Asset Allocation
Material Fund Changes
Effective October 16, 2024, Quantitative Value Technologies, LLC d/b/a Cognios Capital (“Cognios Capital”) no longer serves as the AXS Market Neutral Fund’s Sub-advisor, and AXS Investments LLC (“AXS”), and the Fund’s investment advisor, will assume the day-to-day management of the Fund’s portfolio. For principal investment strategies changes, the Fund will invest in pairs of equity securities, such as leveraged and inverse exchange-traded funds (“ETFs”) as well as equities of U.S. companies, in equalized long and short exposures for which AXS Investments LLC, the Fund’s investment advisor (the “Advisor”), believes that the long position of the pairing will outperform the short position over a longer-term basis (at least one- year). Leveraged ETFs are designed to produce returns that are a multiple of the index or security to which they are linked. Inverse ETFs are constructed by using various derivatives for the purpose of profiting from a decline in the value of underlying index or underlying security. The Fund may invest in the securities of issuers of any size.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/cogix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AXS
Market Neutral Fund
Investor Class/COGMX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the AXS Market Neutral Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/cogix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Market Neutral Fund (Investor Class/COGMX)	$364	3.46%
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
The Fund is available in class I, and Investor shares. For the fiscal year ended September 30, 2024, performance for the Investor class returned 10.63%. Fund performance was in line with the prospectus benchmark Bloomberg Aggregate Bond Index gross performance of 11.57%. For comparison, the broad-based S&P 500 Index returned 36.35%
WHAT AFFECTED FUND PERFORMANCE?
Fund performance can be attributed to the following:
For the period, the Fund took long positions in approximately 75 S&P 500 stocks identified for their intrinsic value by the Cognios ROTA-ROME methodology. ROTA stands for return on total assets and ROME stands for return on market equity. These stocks were rebalanced quarterly.
In addition, the Fund took short positions in approximately 125 S&P 500 stocks identified as overvalued by ROTA-ROME.  These long and short exposures were beta adjusted to market neutral on a quarterly basis.  Beta measures the expected move of a stock relative to the overall market.  A stock with a beta of 0.7 would be expected to gain or lose 70% of the overall market’s gain or loss.  The stocks contained in the Fund’s long and short holdings typically have vastly different betas, and thus the Fund equalizes the beta exposure to the market between the long and short books.  Usually this means more dollars are allocated to the long holdings to balance the higher beta of the short holdings.
The Fund weighted its allocations toward the consumer, industrial, technology, financial and communications sectors. Top contributors for the period included Leidos Holdings, Resmed, AT&T, Kellanova and Verizon while Humana, Lamb Weston, Hormel Foods, CVS, and Incyte were among the largest detractors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Market Neutral Fund (Investor Class/COGMX)	10.63%	5.71%	3.86%
S&P 500 Total Return Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$15,393,967
Total number of portfolio holdings	229
Total advisory fees paid (net)	$69,028
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
C.H. Robinson Worldwide, Inc.	2.6%
Kellanova	2.6%
Public Service Enterprise Group, Inc.	2.5%
Philip Morris International, Inc.	2.4%
Lockheed Martin Corp.	2.4%
Public Storage - REIT	2.3%
AT&T, Inc.	2.3%
NiSource, Inc.	2.3%
ResMed, Inc.	2.3%
Entergy Corp.	2.3%
Asset Allocation
Material Fund Changes
Effective October 16, 2024, Quantitative Value Technologies, LLC d/b/a Cognios Capital (“Cognios Capital”) no longer serves as the AXS Market Neutral Fund’s Sub-advisor, and AXS Investments LLC (“AXS”), and the Fund’s investment advisor, will assume the day-to-day management of the Fund’s portfolio. For principal investment strategies changes, the Fund will invest in pairs of equity securities, such as leveraged and inverse exchange-traded funds (“ETFs”) as well as equities of U.S. companies, in equalized long and short exposures for which AXS Investments LLC, the Fund’s investment advisor (the “Advisor”), believes that the long position of the pairing will outperform the short position over a longer-term basis (at least one- year). Leveraged ETFs are designed to produce returns that are a multiple of the index or security to which they are linked. Inverse ETFs are constructed by using various derivatives for the purpose of profiting from a decline in the value of underlying index or underlying security. The Fund may invest in the securities of issuers of any size.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/cogix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AXS
Income Opportunities Fund
Class A/OIOAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the AXS Income Opportunities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Income Opportunities Fund (Class A/OIOAX)	$314	2.77%
Management's Discussion of Fund Performance
How did the Fund perform last year?
For the year ended September 30, 2024, the AXS Income Opportunities Fund Class A (OIOAX) shares registered a total return of 27.06% (with load 19.73%), comparing favorably to the Bloomberg U.S. Aggregate Bond Index which returned 11.57% during the period. The Fund’s three year annualized total return was 4.37% compared to -1.39% for the Index.
What affected the Fund’s performance?
Fund performance can be attributed to the following:
Preferred stocks, which totaled 95% of net assets at year-end, performed well during the year.  They benefited especially from the Federal Reserve’s long awaited decision to begin easing the Fed Funds rate, starting with fifty basis points (0.50%) at its September meeting, creating a very real tailwind for these fixed income securities.
REIT common stock portfolio exposure, which totaled 16% of net assets at year-end, contributed significantly to performance.  Particularly notable were the retail and office sectors, which continued to rebound as especially high-end shoppers and return to office mandates drove solid operating performance.
Hotel preferred stocks and healthcare common stock holdings lagged by comparison but were still generally positive performers during the period.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Income Opportunities Fund (Class A/OIOAX)	19.73%	0.92%	2.36%
AXS Income Opportunities Fund (Class A/OIOAX)- excluding sales load	27.06%	1.96%	2.88%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$58,410,415
Total number of portfolio holdings	57
Total advisory fees paid (net)	$435,112
Portfolio turnover rate as of the end of the reporting period	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks or Preferred Stocks of the Fund.
Top Ten Holdings
RLJ Lodging Trust, Series A	5.3%
AGNC Investment Corp., Series C	5.1%
Armada Hoffler Properties, Inc., Series A	4.2%
Macerich Co. - REIT	3.4%
EPR Properties, Series G	3.2%
KKR Real Estate Finance Trust, Inc., Series A	3.1%
Summit Hotel Properties, Inc., Series F	3.1%
American Homes 4 Rent, Series G	2.9%
Annaly Capital Management, Inc., Series F	2.8%
DiamondRock Hospitality Co., Series A	2.8%
Asset Allocation
Industry Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AXS
Income Opportunities Fund
Class D/OIODX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the AXS Income Opportunities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Income Opportunities Fund (Class D/OIODX)	$398	3.52%
Management's Discussion of Fund Performance
How did the Fund perform last year?
For the year ended September 30, 2024, the AXS Income Opportunities Fund Class D (OIODX) shares registered a total return of 26.13%, comparing favorably to the Bloomberg U.S. Aggregate Bond Index which returned 11.57% during the period. The Fund’s three year annualized total return was 3.60% compared to -1.39% for the Index.
What affected the Fund’s performance?
Fund performance can be attributed to the following:
Preferred stocks, which totaled 95% of net assets at year-end, performed well during the year.  They benefited especially from the Federal Reserve’s long awaited decision to begin easing the Fed Funds rate, starting with fifty basis points (0.50%) at its September meeting, creating a very real tailwind for these fixed income securities.
REIT common stock portfolio exposure, which totaled 16% of net assets at year-end, contributed significantly to performance.  Particularly notable were the retail and office sectors, which continued to rebound as especially high-end shoppers and return to office mandates drove solid operating performance.
Hotel preferred stocks and healthcare common stock holdings lagged by comparison but were still generally positive performers during the period.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Income Opportunities Fund (Class D/OIODX)	26.13%	1.21%	2.16%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$58,410,415
Total number of portfolio holdings	57
Total advisory fees paid (net)	$435,112
Portfolio turnover rate as of the end of the reporting period	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks or Preferred Stocks of the Fund.
Top Ten Holdings
RLJ Lodging Trust, Series A	5.3%
AGNC Investment Corp., Series C	5.1%
Armada Hoffler Properties, Inc., Series A	4.2%
Macerich Co. - REIT	3.4%
EPR Properties, Series G	3.2%
KKR Real Estate Finance Trust, Inc., Series A	3.1%
Summit Hotel Properties, Inc., Series F	3.1%
American Homes 4 Rent, Series G	2.9%
Annaly Capital Management, Inc., Series F	2.8%
DiamondRock Hospitality Co., Series A	2.8%
Asset Allocation
Industry Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AXS
Income Opportunities Fund
Class I/OIOIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the AXS Income Opportunities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Income Opportunities Fund (Class I/OIOIX)	$286	2.52%
Management's Discussion of Fund Performance
How did the Fund perform last year?
For the year ended September 30, 2024, the AXS Income Opportunities Fund Class I (OIOIX) shares registered a total return of 27.35%, comparing favorably to the Bloomberg U.S. Aggregate Bond Index which returned 11.57% during the period. The Fund’s three year annualized total return was 4.64% compared to -1.39% for the Index.
What affected the Fund’s performance?
Fund performance can be attributed to the following:
Preferred stocks, which totaled 95% of net assets at year-end, performed well during the year.  They benefited especially from the Federal Reserve’s long awaited decision to begin easing the Fed Funds rate, starting with fifty basis points (0.50%) at its September meeting, creating a very real tailwind for these fixed income securities.
REIT common stock portfolio exposure, which totaled 16% of net assets at year-end, contributed significantly to performance.  Particularly notable were the retail and office sectors, which continued to rebound as especially high-end shoppers and return to office mandates drove solid operating performance.
Hotel preferred stocks and healthcare common stock holdings lagged by comparison but were still generally positive performers during the period.
The Fund’s Class I share distribution rate amounted to 6.82% at the end of the year. [1] The subsidized and unsubsidized SEC 30-day yields as of September 30th were 6.46 % and 6.71%, respectively.
[1] Distribution Rate is the most recent Class I share dividend amount annualized ($1.1682) divided by the NAV as of 9/30/24 ($17.14), which equates to 6.82%.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Income Opportunities Fund (Class I/OIOIX)	27.35%	2.23%	3.18%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$58,410,415
Total number of portfolio holdings	57
Total advisory fees paid (net)	$435,112
Portfolio turnover rate as of the end of the reporting period	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks or Preferred Stocks of the Fund.
Top Ten Holdings
RLJ Lodging Trust, Series A	5.3%
AGNC Investment Corp., Series C	5.1%
Armada Hoffler Properties, Inc., Series A	4.2%
Macerich Co. - REIT	3.4%
EPR Properties, Series G	3.2%
KKR Real Estate Finance Trust, Inc., Series A	3.1%
Summit Hotel Properties, Inc., Series F	3.1%
American Homes 4 Rent, Series G	2.9%
Annaly Capital Management, Inc., Series F	2.8%
DiamondRock Hospitality Co., Series A	2.8%
Asset Allocation
Industry Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AXS
FTSE Venture Capital
Return Tracker Fund
Class A/LDVAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)	$216	1.76%
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
The Fund is available in class A, I, and C shares. For the fiscal year ended September 30, 2024, performance for the class A share was 45.97% (37.60% with load).
As an indexed-based strategy, the Fund is designed to track the performance of the FTSE Venture Capital Index which seeks to replicate the aggregate risk and performance profile of the Venture Capital space.
Fund performance was in line with the FTSE Venture Capital Index[1] gross performance of 48.82%. The Fund’s prospectus benchmark NASDAQ Composite Total Return Index returned 38.64%
WHAT AFFECTED FUND PERFORMANCE?
The Fund replicates the exposures of its underlying index using U.S. listed equities and total return swaps to create economic leverage and to implement a relative-value overlay. U.S. listed equities provide exposures to the economic sectors represented by the universe of venture capital backed private companies.
The index is constructed using the FTSE Business Classification to classify and measure the direct economic exposures of the universe of venture capital backed companies. The index selects U.S. listed large cap equities among the respective sectors and weights the membership according to their market value subject to a 4.5% (ex-cash) weight constraint. Each sector is diversified in the number of securities within each sector and through use of the weight constraint. In this manner, the intent is to reduce idiosyncratic risks and to isolate the systemic risks of each sector. The Fund implements the index membership in both the security and relative target weights.
The index, and therefore the Fund, was weighted between 70-75% during the year in favor of the information technology, communication services and financial sectors.  Another 18-20% was allocated to Health Care and Industrials.  All of these sectors performed strongly during the year with Health Care trailing the others.
Top contributors for the period included Meta Platforms, Netflix, NVIDIA, Oracle and IBM while Adobe, Visa, Mastercard, Accenture and Snowflake were among the largest detractors.
[1] The FTSE Venture Capital Index utilizes a prosperity model designed by DSC Quantitative Group, LLC (“DSC”). The index: 1) identifies a set of publicly listed assets weighted in an attempt replicate the returns of the Venture Capital universe, 2) utilizes economic factors and market indicators to calculate optimal asset weights and 3) modifies the portfolio over time to reflect changes in the venture capital universe.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)	37.60%	11.90%	16.05%
AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)- excluding sales load	45.97%	13.23%	16.67%
NASDAQ OTC Composite Index	38.64%	18.81%	16.30%
1	Class A shares commenced operations on October 2, 2014.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$96,889,887
Total number of portfolio holdings	145
Total advisory fees paid (net)	$1,223,278
Portfolio turnover rate as of the end of the reporting period	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Meta Platforms, Inc. - Class A	4.6%
Microsoft Corp.	4.4%
Mastercard, Inc. - Class A	4.3%
Alphabet, Inc. - Class A	4.3%
Netflix, Inc.	4.3%
Visa, Inc. - Class A	4.2%
Oracle Corp.	3.9%
Salesforce, Inc.	3.8%
Accenture PLC - Class A	3.4%
Adobe, Inc.	3.2%
Asset Allocation
Material Fund Changes
On January 31, 2024, the Fund changed its name from AXS Thomson Reuters Venture Capital Return Tracker Fund to AXS FTSE Venture Capital Return Tracker Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AXS
FTSE Venture Capital
Return Tracker Fund
Class C/LDVCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)	$306	2.50%
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
The Fund is available in class A, I, and C shares. For the fiscal year ended September 30, 2024, performance for the class C share returned 44.92%.
As an indexed-based strategy, the Fund is designed to track the performance of the FTSE Venture Capital Index which seeks to replicate the aggregate risk and performance profile of the Venture Capital space.
Fund performance was in line with the FTSE Venture Capital Index[1] gross performance of 48.82%. The Fund’s prospectus benchmark NASDAQ Composite Total Return Index returned 38.64%
WHAT AFFECTED FUND PERFORMANCE?
The Fund replicates the exposures of its underlying index using U.S. listed equities and total return swaps to create economic leverage and to implement a relative-value overlay. U.S. listed equities provide exposures to the economic sectors represented by the universe of venture capital backed private companies.
The index is constructed using the FTSE Business Classification to classify and measure the direct economic exposures of the universe of venture capital backed companies. The index selects U.S. listed large cap equities among the respective sectors and weights the membership according to their market value subject to a 4.5% (ex-cash) weight constraint. Each sector is diversified in the number of securities within each sector and through use of the weight constraint. In this manner, the intent is to reduce idiosyncratic risks and to isolate the systemic risks of each sector. The Fund implements the index membership in both the security and relative target weights.
The index, and therefore the Fund, was weighted between 70-75% during the year in favor of the information technology, communication services and financial sectors.  Another 18-20% was allocated to Health Care and Industrials.  All of these sectors performed strongly during the year with Health Care trailing the others.
Top contributors for the period included Meta Platforms, Netflix, NVIDIA, Oracle and IBM while Adobe, Visa, Mastercard, Accenture and Snowflake were among the largest detractors.
[1] The FTSE Venture Capital Index utilizes a prosperity model designed by DSC Quantitative Group, LLC (“DSC”). The index: 1) identifies a set of publicly listed assets weighted in an attempt replicate the returns of the Venture Capital universe, 2) utilizes economic factors and market indicators to calculate optimal asset weights and 3) modifies the portfolio over time to reflect changes in the venture capital universe.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)	43.92%	12.39%	16.36%
AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)- excluding sales load	44.92%	12.39%	16.36%
NASDAQ OTC Composite Index	38.64%	18.81%	17.16%
1	Class C shares commenced operation on September 23, 2015.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$96,889,887
Total number of portfolio holdings	145
Total advisory fees paid (net)	$1,223,278
Portfolio turnover rate as of the end of the reporting period	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Meta Platforms, Inc. - Class A	4.6%
Microsoft Corp.	4.4%
Mastercard, Inc. - Class A	4.3%
Alphabet, Inc. - Class A	4.3%
Netflix, Inc.	4.3%
Visa, Inc. - Class A	4.2%
Oracle Corp.	3.9%
Salesforce, Inc.	3.8%
Accenture PLC - Class A	3.4%
Adobe, Inc.	3.2%
Asset Allocation
Material Fund Changes
On January 31, 2024, the Fund changed its name from AXS Thomson Reuters Venture Capital Return Tracker Fund to AXS FTSE Venture Capital Return Tracker Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AXS
FTSE Venture Capital
Return Tracker Fund
Class I/LDVIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class I/LDVIX)	$185	1.50%
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
The Fund is available in class A, I, and C shares. For the fiscal year ended September 30, 2024, performance for the class I share returned 46.44%.
As an indexed-based strategy, the Fund is designed to track the performance of the FTSE Venture Capital Index which seeks to replicate the aggregate risk and performance profile of the Venture Capital space.
Fund performance was in line with the FTSE Venture Capital Index[1] gross performance of 48.82%. The Fund’s prospectus benchmark NASDAQ Composite Total Return Index returned 38.64%
WHAT AFFECTED FUND PERFORMANCE?
The Fund replicates the exposures of its underlying index using U.S. listed equities and total return swaps to create economic leverage and to implement a relative-value overlay. U.S. listed equities provide exposures to the economic sectors represented by the universe of venture capital backed private companies.
The index is constructed using the FTSE Business Classification to classify and measure the direct economic exposures of the universe of venture capital backed companies. The index selects U.S. listed large cap equities among the respective sectors and weights the membership according to their market value subject to a 4.5% (ex-cash) weight constraint. Each sector is diversified in the number of securities within each sector and through use of the weight constraint. In this manner, the intent is to reduce idiosyncratic risks and to isolate the systemic risks of each sector. The Fund implements the index membership in both the security and relative target weights.
The index, and therefore the Fund, was weighted between 70-75% during the year in favor of the information technology, communication services and financial sectors.  Another 18-20% was allocated to Health Care and Industrials.  All of these sectors performed strongly during the year with Health Care trailing the others.
Top contributors for the period included Meta Platforms, Netflix, NVIDIA, Oracle and IBM while Adobe, Visa, Mastercard, Accenture and Snowflake were among the largest detractors.
[1] The FTSE Venture Capital Index utilizes a prosperity model designed by DSC Quantitative Group, LLC (“DSC”). The index: 1) identifies a set of publicly listed assets weighted in an attempt replicate the returns of the Venture Capital universe, 2) utilizes economic factors and market indicators to calculate optimal asset weights and 3) modifies the portfolio over time to reflect changes in the venture capital universe.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS FTSE Venture Capital Return Tracker Fund (Class I/LDVIX)	46.44%	13.51%	16.92%
NASDAQ OTC Composite Index	38.64%	18.81%	16.30%
1	Class I shares commenced operations on October 2, 2014.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$96,889,887
Total number of portfolio holdings	145
Total advisory fees paid (net)	$1,223,278
Portfolio turnover rate as of the end of the reporting period	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Meta Platforms, Inc. - Class A	4.6%
Microsoft Corp.	4.4%
Mastercard, Inc. - Class A	4.3%
Alphabet, Inc. - Class A	4.3%
Netflix, Inc.	4.3%
Visa, Inc. - Class A	4.2%
Oracle Corp.	3.9%
Salesforce, Inc.	3.8%
Accenture PLC - Class A	3.4%
Adobe, Inc.	3.2%
Asset Allocation
Material Fund Changes
On January 31, 2024, the Fund changed its name from AXS Thomson Reuters Venture Capital Return Tracker Fund to AXS FTSE Venture Capital Return Tracker Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AXS
Dynamic Opportunity Fund
Class A/ADOAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the AXS Dynamic Opportunity Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/adoix/#fundliteratureents. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Dynamic Opportunity Fund (Class A/ADOAX)	$229	2.04%
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
The Fund is available in class A and I shares. For the fiscal year ended September 30, 2024, performance for the class A share was 24.62% (17.46% with load).
The Fund exceeded the prospectus benchmark Wilshire Liquid Alternative Global Macro Index performance of 0.84%.  The Fund trailed the broad-based S&P 500 Index at 34.38%.
WHAT AFFECTED FUND PERFORMANCE?
The Fund is an equity long/short fund with a strategy designed to capture market upside when market conditions are favorable, while preserving capital when the market conditions are unfavorable.  We use a proprietary dynamic hedge model to determine the overall market health and adjust our market exposure accordingly.  The Fund regularly screens stocks seeking out new investment opportunities to enhance the portfolio from a bottom up basis. Our preference is to hold our positions for the longer term.   On the short side, the Fund seeks to identify short ETF candidates that are appropriate hedges to our long portfolio.
For the fiscal year, the biggest contributors to performance were NVIDIA, the Tradr 2X Long Triple Q Monthly ETF, Vertiv Holdings, Amazon and Advanced Micro Devices.  The biggest detractors to performance were the ProShares UltraShort S&P 500 ETF, the ProShares Short S&P 500 ETF, Oceaneering International, Tidewater and Advanced Drainage Systems.
OUTLOOK
Long time AXS Dynamic Opportunity portfolio managers Jordan Kahn and Alan Savoian left the AXS team in June of 2024 and we wish them continued success.  We continue to manage the Fund with the same goals as Jordan and Alan. The Fund is designed as a core investment for investors seeking long term capital appreciation with a short-term focus on capital preservation. The fund employs a dynamic hedging strategy, which aims to actively participate during a rising market environment and protect investors when markets experience downturns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Dynamic Opportunity Fund (Class A/ADOAX)	17.46%	5.99%	4.37%
AXS Dynamic Opportunity Fund (Class A/ADOAX)- excluding sales load	24.62%	7.25%	5.01%
S&P 500 Total Return Index	36.35%	15.98%	13.47%
Wilshire Liquid Alternative Global Macro Index	0.84%	3.30%	1.34%
S&P 500 (Price) Index	34.38%	14.12%	11.41%
1	Class A shares commenced operations on January 20, 2015.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,386,520
Total number of portfolio holdings	32
Total advisory fees paid (net)	$638,890
Portfolio turnover rate as of the end of the reporting period	577%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
AXS Adaptive Plus Fund - Class I	18.0%
Tradr 2X Long Triple Q Monthly ETF	9.8%
NVIDIA Corp.	4.3%
ProShares Short S&P500	4.2%
ProShares UltraShort S&P500	4.1%
Meta Platforms, Inc. - Class A	2.8%
Amazon.com, Inc.	2.8%
Microsoft Corp.	2.7%
Apple, Inc.	2.6%
Vertiv Holdings Co. - Class A	2.2%
Asset Allocation
Industry Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/adoix/#fundliteratureents. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AXS
Dynamic Opportunity Fund
Class I/ADOIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the AXS Dynamic Opportunity Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/adoix/#fundliteratureents. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Dynamic Opportunity Fund (Class I/ADOIX)	$201	1.79%
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
The Fund is available in class A and I shares. For the fiscal year ended September 30, 2024, performance for the class I share was 24.93%.
The Fund exceeded the prospectus benchmark Wilshire Liquid Alternative Global Macro Index performance of 0.84%.  The Fund trailed the broad-based S&P 500 Index at 34.38%.
WHAT AFFECTED FUND PERFORMANCE?
The Fund is an equity long/short fund with a strategy designed to capture market upside when market conditions are favorable, while preserving capital when the market conditions are unfavorable.  We use a proprietary dynamic hedge model to determine the overall market health and adjust our market exposure accordingly.  The Fund regularly screens stocks seeking out new investment opportunities to enhance the portfolio from a bottom up basis. Our preference is to hold our positions for the longer term.   On the short side, the Fund seeks to identify short ETF candidates that are appropriate hedges to our long portfolio.
For the fiscal year, the biggest contributors to performance were NVIDIA, the Tradr 2X Long Triple Q Monthly ETF, Vertiv Holdings, Amazon and Advanced Micro Devices.  The biggest detractors to performance were the ProShares UltraShort S&P 500 ETF, the ProShares Short S&P 500 ETF, Oceaneering International, Tidewater and Advanced Drainage Systems.
OUTLOOK
Long time AXS Dynamic Opportunity portfolio managers Jordan Kahn and Alan Savoian left the AXS team in June of 2024 and we wish them continued success.  We continue to manage the Fund with the same goals as Jordan and Alan. The Fund is designed as a core investment for investors seeking long term capital appreciation with a short-term focus on capital preservation. The fund employs a dynamic hedging strategy, which aims to actively participate during a rising market environment and protect investors when markets experience downturns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Dynamic Opportunity Fund (Class I/ADOIX)	24.93%	7.48%	5.24%
S&P 500 Total Return Index	36.35%	15.98%	13.47%
Wilshire Liquid Alternative Global Macro Index	0.84%	3.30%	1.34%
S&P 500 (Price) Index	34.38%	14.12%	11.41%
1	Class I shares commenced operations on January 20, 2015.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,386,520
Total number of portfolio holdings	32
Total advisory fees paid (net)	$638,890
Portfolio turnover rate as of the end of the reporting period	577%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
AXS Adaptive Plus Fund - Class I	18.0%
Tradr 2X Long Triple Q Monthly ETF	9.8%
NVIDIA Corp.	4.3%
ProShares Short S&P500	4.2%
ProShares UltraShort S&P500	4.1%
Meta Platforms, Inc. - Class A	2.8%
Amazon.com, Inc.	2.8%
Microsoft Corp.	2.7%
Apple, Inc.	2.6%
Vertiv Holdings Co. - Class A	2.2%
Asset Allocation
Industry Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/adoix/#fundliteratureents. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AXS
Chesapeake Strategy Fund
Class A/ECHAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the AXS Chesapeake Strategy Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/eqchx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Chesapeake Strategy Fund (Class A/ECHAX)	$200	2.10%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ending September 30, 2024, the AXS Chesapeake Strategy Fund's Class A produced negative results of 9.62%. Most of the losses were experienced in the first fiscal quarter as Trend reversals in the Fixed income and Currency sectors produced losses. The abrupt move in rates and the trend reversal followed a period of increasing rates via Federal Reserve policy to combat rising inflation.
Fund performance can be attributed to the following:
From an allocation perspective, the biggest contributor to underperformance was the Fund’s exposure to US and Global interest rate markets. These attributed to over a third of the fund’s posted losses for the year. The TEN-YEAR EURO-BUND, EURX EURO-BUXL and the US 5- and 10-Year Notes were the biggest drags on a position basis in the Fixed Income sector to the Fund.
The Fund also produced losses in the Currency Sector during the period.   Though broad based the largest losses were incurred in the Swiss Franc.
The Fund’s positions in Commodities were also a drag on the Fund’s performance. All sub-sectors posted a loss led by Energies. The Soft and Meat markets were the next two biggest detractors. Markets of note that attributed to these losses were the crude oil markets, sugar, live cattle, and lean hogs.
The Fund’s holdings in US and Global Stock indices were a bright spot for the Fund and produced gains during the period. Positions in E-MINI-S&P INDEX, S&P CANADA 60 INDEX and the DAX INDEX were positive contributors to the Fund’s performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Chesapeake Strategy Fund (Class A/ECHAX)	-14.82%	3.32%	0.89%
AXS Chesapeake Strategy Fund (Class A/ECHAX) — excluding sales load	-9.62%	4.56%	1.54%
SG Trend Index	-2.74%	6.86%	3.47%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.70%
1	Class A shares commenced operations on August 21, 2015.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$38,132,374
Total number of portfolio holdings	67
Total advisory fees paid (net)	$459,255
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
Asset Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/eqchx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AXS
Chesapeake Strategy Fund
Class C/ECHCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the AXS Chesapeake Strategy Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/eqchx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Chesapeake Strategy Fund (Class C/ECHCX)	$270	2.85%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ending September 30, 2024, the AXS Chesapeake Strategy Fund's Class C produced negative results of 10.22%. Most of the losses were experienced in the first fiscal quarter as Trend reversals in the Fixed income and Currency sectors produced losses. The abrupt move in rates and the trend reversal followed a period of increasing rates via Federal Reserve policy to combat rising inflation.
Fund performance can be attributed to the following:
From an allocation perspective, the biggest contributor to underperformance was the Fund’s exposure to US and Global interest rate markets. These attributed to over a third of the fund’s posted losses for the year. The TEN-YEAR EURO-BUND, EURX EURO-BUXL and the US 5- and 10-Year Notes were the biggest drags on a position basis in the Fixed Income sector to the Fund.
The Fund also produced losses in the Currency Sector during the period.   Though broad based the largest losses were incurred in the Swiss Franc.
The Fund’s positions in Commodities were also a drag on the Fund’s performance. All sub-sectors posted a loss led by Energies. The Soft and Meat markets were the next two biggest detractors. Markets of note that attributed to these losses were the crude oil markets, sugar, live cattle, and lean hogs.
The Fund’s holdings in US and Global Stock indices were a bright spot for the Fund and produced gains during the period. Positions in E-MINI-S&P INDEX, S&P CANADA 60 INDEX and the DAX INDEX were positive contributors to the Fund’s performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Chesapeake Strategy Fund (Class C/ECHCX)	-11.12%	3.78%	0.80%
AXS Chesapeake Strategy Fund (Class C/ECHCX)— excluding sales load	-10.22%	3.78%	0.80%
SG Trend Index	-2.74%	6.86%	3.47%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.70%
1	Class C shares commenced operations on August 21, 2015.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$38,132,374
Total number of portfolio holdings	67
Total advisory fees paid (net)	$459,255
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
Asset Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/eqchx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AXS
Chesapeake Strategy Fund
Class I/EQCHX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the AXS Chesapeake Strategy Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/eqchx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Chesapeake Strategy Fund (Class I/EQCHX)	$176	1.85%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ending September 30, 2024, the AXS Chesapeake Strategy Fund's Class I produced negative results of 9.32%. Most of the losses were experienced in the first fiscal quarter as Trend reversals in the Fixed income and Currency sectors produced losses. The abrupt move in rates and the trend reversal followed a period of increasing rates via Federal Reserve policy to combat rising inflation.
Fund performance can be attributed to the following:
From an allocation perspective, the biggest contributor to underperformance was the Fund’s exposure to US and Global interest rate markets. These attributed to over a third of the fund’s posted losses for the year. The TEN-YEAR EURO-BUND, EURX EURO-BUXL and the US 5- and 10-Year Notes were the biggest drags on a position basis in the Fixed Income sector to the Fund.
The Fund also produced losses in the Currency Sector during the period.   Though broad based the largest losses were incurred in the Swiss Franc.
The Fund’s positions in Commodities were also a drag on the Fund’s performance. All sub-sectors posted a loss led by Energies. The Soft and Meat markets were the next two biggest detractors. Markets of note that attributed to these losses were the crude oil markets, sugar, live cattle, and lean hogs.
The Fund’s holdings in US and Global Stock indices were a bright spot for the Fund and produced gains during the period. Positions in E-MINI-S&P INDEX, S&P CANADA 60 INDEX and the DAX INDEX were positive contributors to the Fund’s performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Chesapeake Strategy Fund (Class I/EQCHX)	-9.32%	4.82%	3.30%
SG Trend Index	-2.74%	6.86%	4.55%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$38,132,374
Total number of portfolio holdings	67
Total advisory fees paid (net)	$459,255
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
Asset Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/eqchx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-833-297-2587.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	AXS Funds	FYE 9/30/24	FYE 9/30/23
(a)	Audit Fees	$132,150	$155,500
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$20,000	$27,500
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AXS Funds	FYE 9/30/24	FYE 9/30/23
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	AXS Funds	FYE 9/30/24	FYE 9/30/23
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AXS FTSE Venture Capital Return Tracker Fund

(Formerly, AXS Thomson Reuters Venture

Capital Return Tracker Fund)

(Class A: LDVAX)

(Class C: LDVCX)

(Class I: LDVIX)

AXS Merger Fund

(Investor Class: GAKAX)

(Class I: GAKIX)

AXS Market Neutral Fund

(Investor Class: COGMX)

(Class I: COGIX)

AXS Adaptive Plus Fund

(Class I: AXSPX)

AXS Income Opportunities Fund

(Class A: OIOAX)

(Class D: OIODX)

(Class I: OIOIX)

AXS Dynamic Opportunity Fund

(Class A: ADOAX)

(Class I: ADOIX)

AXS Tactical Income Fund

Class A: TINAX)

(Class I: TINIX)

AXS Chesapeake Strategy Fund

(Class A: ECHAX)

(Class C: ECHCX)

(Class I: EQCHX)

ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2024

AXS Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Consolidated Schedule of Investments	29
Statements of Assets and Liabilities	31
Consolidated Statements of Assets and Liabilities	35
Statements of Operations	36
Consolidated Statements of Operations	38
Statements of Changes in Net Assets	39
Consolidated Statements of Changes in Net Assets	46
Statement of Cash Flows	47
Financial Highlights	50
Consolidated Financial Highlights	65
Notes to Financial Statements	68
Notes to Consolidated Financial Statements	93
Report of Independent Registered Public Accounting Firm	106
Supplemental Information	109

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Funds. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS — 96.3%
	ADVERTISING — 0.6%
5,673	Trade Desk, Inc. - Class A*	$622,044
	AEROSPACE/DEFENSE — 1.8%
2,002	Boeing Co.*	304,384
3,121	General Electric Co.	588,558
741	Lockheed Martin Corp.	433,159
3,796	RTX Corp.	459,924
		1,786,025
	AGRICULTURE — 0.4%
2,370	Altria Group, Inc.	120,965
1,856	Philip Morris International, Inc.	225,318
		346,283
	AUTO MANUFACTURERS — 0.1%
318	Tesla, Inc.*	83,198
	BANKS — 1.7%
8,234	Bank of America Corp.	326,725
390	Goldman Sachs Group, Inc.	193,093
3,456	JPMorgan Chase & Co.	728,732
1,511	Morgan Stanley	157,507
4,247	Wells Fargo & Co.	239,913
		1,645,970
	BEVERAGES — 0.8%
5,453	Coca-Cola Co.	391,853
254	Constellation Brands, Inc. - Class A	65,453
1,815	PepsiCo, Inc.	308,641
		765,947
	BIOTECHNOLOGY — 0.1%
821	Corteva, Inc.	48,267
	BUILDING MATERIALS — 0.0%
76	Martin Marietta Materials, Inc.	40,907
	CHEMICALS — 0.7%
259	Air Products and Chemicals, Inc.	77,115
871	Dow, Inc.	47,583
490	DuPont de Nemours, Inc.	43,664
315	Ecolab, Inc.	80,429
596	Linde PLC[1]	284,208
292	Sherwin-Williams Co.	111,447
		644,446

1

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SERVICES — 2.6%
5,467	Automatic Data Processing, Inc.[2]	$1,512,883
1,051	S&P Global, Inc.	542,968
1,889	Verisk Analytics, Inc. - Class A	506,176
		2,562,027
	COMPUTERS — 10.0%
9,392	Accenture PLC - Class A1	3,319,884
4,790	Apple, Inc.[2]	1,116,070
6,557	Cognizant Technology Solutions Corp. - Class A2	506,069
3,214	Crowdstrike Holdings, Inc. - Class A*,2	901,431
8,979	Fortinet, Inc.*,2	696,321
1,027	Gartner, Inc.*	520,443
12,072	International Business Machines Corp.[2]	2,668,878
		9,729,096
	COSMETICS/PERSONAL CARE — 0.7%
1,142	Colgate-Palmolive Co.	118,551
3,272	Procter & Gamble Co.	566,710
		685,261
	DISTRIBUTION/WHOLESALE — 0.7%
12,662	Copart, Inc.*	663,489
	DIVERSIFIED FINANCIAL SERVICES — 9.2%
687	American Express Co.	186,315
2,740	Coinbase Global, Inc. - Class A*	488,186
8,494	Mastercard, Inc. - Class A2	4,194,337
14,855	Visa, Inc. - Class A2	4,084,382
		8,953,220
	ELECTRIC — 0.0%
55	Duke Energy Corp.	6,342
155	NextEra Energy, Inc.	13,102
77	Southern Co.	6,944
		26,388
	ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
1,312	Eaton Corp. PLC[1]	434,849
	ELECTRONICS — 0.6%
2,141	Honeywell International, Inc.	442,566
60	Mettler-Toledo International, Inc.*	89,982
		532,548

2

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	FOOD — 0.1%
1,871	Mondelez International, Inc. - Class A	$137,837
	HEALTHCARE-PRODUCTS — 4.3%
5,222	Abbott Laboratories	595,360
830	Agilent Technologies, Inc.	123,238
4,026	Boston Scientific Corp.*	337,379
2,096	Danaher Corp.	582,730
1,722	Edwards Lifesciences Corp.*	113,635
1,122	GE HealthCare Technologies, Inc.	105,300
235	IDEXX Laboratories, Inc.*	118,726
1,066	Intuitive Surgical, Inc.*	523,694
3,796	Medtronic PLC[1]	341,754
415	ResMed, Inc.	101,310
279	STERIS PLC[1]	67,668
1,088	Stryker Corp.	393,051
1,147	Thermo Fisher Scientific, Inc.	709,500
		4,113,345
	HEALTHCARE-SERVICES — 2.8%
1,433	Centene Corp.*	107,876
880	Cigna Group	304,867
700	Elevance Health, Inc.	364,000
590	HCA Healthcare, Inc.	239,794
344	Humana, Inc.	108,959
2,775	UnitedHealth Group, Inc.[2]	1,622,487
		2,747,983
	HOUSEHOLD PRODUCTS/WARES — 0.1%
441	Kimberly-Clark Corp.	62,745
	INSURANCE — 2.8%
5,602	Berkshire Hathaway, Inc. - Class B*,2	2,578,377
703	Progressive Corp.	178,393
		2,756,770
	INTERNET — 20.4%
5,831	Airbnb, Inc. - Class A*	739,429
25,128	Alphabet, Inc. - Class A2	4,167,479
1,082	Amazon.com, Inc.*	201,609
19	Cogent Communications Holdings, Inc.	1,443
4,539	DoorDash, Inc. - Class A*	647,851
546	MercadoLibre, Inc.*	1,120,370
7,877	Meta Platforms, Inc. - Class A2	4,509,110
5,853	Netflix, Inc.*,2	4,151,357
4,526	Palo Alto Networks, Inc.*,2	1,546,987

3

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET (Continued)
1,723	Spotify Technology S.A.*,1	$634,977
27,411	Uber Technologies, Inc.*,2	2,060,211
		19,780,823
	MACHINERY-CONSTRUCTION & MINING — 0.6%
1,540	Caterpillar, Inc.	602,325
	MEDIA — 0.1%
56	Charter Communications, Inc. - Class A*	18,149
1,916	Comcast Corp. - Class A	80,031
164	Liberty Global Ltd. - Class A*,1	3,462
		101,642
	MINING — 0.2%
1,687	Freeport-McMoRan, Inc.	84,215
1,341	Newmont Corp.	71,676
		155,891
	OIL & GAS — 0.7%
967	Chevron Corp.	142,410
627	ConocoPhillips	66,011
324	EOG Resources, Inc.	39,829
2,530	Exxon Mobil Corp.	296,567
190	Marathon Petroleum Corp.	30,953
225	Phillips 66	29,576
175	Valero Energy Corp.	23,630
		628,976
	OIL & GAS SERVICES — 0.0%
763	Schlumberger N.V.[1]	32,008
	PHARMACEUTICALS — 1.3%
588	AbbVie, Inc.	116,118
826	Becton Dickinson & Co.	199,149
456	Cencora, Inc.	102,637
3,788	CVS Health Corp.	238,189
1,090	Dexcom, Inc.*	73,074
278	Eli Lilly & Co.	246,291
799	Johnson & Johnson	129,486
841	Merck & Co., Inc.	95,504
1,977	Pfizer, Inc.	57,214
		1,257,662
	PIPELINES — 0.1%
308	ONEOK, Inc.	28,068

4

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	PIPELINES (Continued)
642	Williams Cos., Inc.	$29,307
		57,375
	REAL ESTATE — 0.4%
5,379	CoStar Group, Inc.*	405,792
	RETAIL — 0.6%
51	Costco Wholesale Corp.	45,213
112	Home Depot, Inc.	45,382
6,047	Walmart, Inc.	488,295
		578,890
	SEMICONDUCTORS — 1.6%
508	Advanced Micro Devices, Inc.*	83,353
258	Applied Materials, Inc.	52,129
1,285	Broadcom, Inc.	221,662
1,325	Intel Corp.	31,085
366	Micron Technology, Inc.	37,958
8,252	NVIDIA Corp.	1,002,123
349	QUALCOMM, Inc.	59,347
283	Texas Instruments, Inc.	58,459
		1,546,116
	SOFTWARE — 28.9%
5,963	Adobe, Inc.*,2	3,087,522
2,847	Autodesk, Inc.*,2	784,291
3,590	Cadence Design Systems, Inc.*,2	972,998
4,286	Datadog, Inc.*	493,147
3,182	Electronic Arts, Inc.	456,426
328	Fair Isaac Corp.*	637,475
7,671	Fidelity National Information Services, Inc.[2]	642,446
3,922	Intuit, Inc.[2]	2,435,562
9,843	Microsoft Corp.[2]	4,235,443
22,333	Oracle Corp.[2]	3,805,543
27,798	Palantir Technologies, Inc. - Class A*	1,034,086
1,319	Roper Technologies, Inc.[2]	733,944
13,560	Salesforce, Inc.[2]	3,711,508
2,871	ServiceNow, Inc.*,2	2,567,794
4,682	Snowflake, Inc. - Class A*,2	537,774
2,030	Synopsys, Inc.*,2	1,027,972
446	Veeva Systems, Inc. - Class A*	93,602
2,956	Workday, Inc. - Class A*,2	722,476
		27,980,009

5

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS — 0.3%
3,457	AT&T, Inc.	$76,054
1,255	Cisco Systems, Inc.	66,791
104	Frontier Communications Parent, Inc.*	3,695
51	Iridium Communications, Inc.	1,553
426	Lumen Technologies, Inc.*	3,025
241	T-Mobile US, Inc.	49,733
1,930	Verizon Communications, Inc.	86,676
		287,527
	TRANSPORTATION — 0.5%
2,001	Union Pacific Corp.	493,206
	TOTAL COMMON STOCKS
	(Cost $64,310,969)	93,296,887

Principal Amount
	SHORT-TERM INVESTMENTS — 0.9%
$838,688	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.29%[3]	838,688
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $838,688)	838,688

	TOTAL INVESTMENTS — 97.2%
	(Cost $65,149,657)	94,135,575

	Other Assets in Excess of Liabilities — 2.8%	2,754,312
	TOTAL NET ASSETS — 100.0%	$96,889,887

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of September 30, 2024, the aggregate value of those securities was $44,564,222, representing 46.0% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

6

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)

BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	10/1/24	$91,677,993	$10,514	$786,428
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.85%	Basket Return	Monthly	10/1/24	51,753,810	1,950	1,742,182
TOTAL EQUITY SWAP CONTRACTS								$2,528,610

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index and the S&P 500 Total Return Index and exposure to each index was 137.95% and (135.68)%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
4,387	Meta Platforms, Inc. - Class A	$2,511,294	4.85%
5,482	Microsoft Corp.	2,358,905	4.56%
4,732	Mastercard, Inc. - Class A	2,336,662	4.51%
13,999	Alphabet, Inc. - Class A	2,321,734	4.49%
3,261	Netflix, Inc.	2,312,929	4.47%
8,275	Visa, Inc. - Class A	2,275,211	4.40%
12,441	Oracle Corp.	2,119,946	4.10%
7,555	Salesforce, Inc.	2,067,879	4.00%
5,232	Accenture PLC - Class A	1,849,407	3.57%
3,321	Adobe, Inc.	1,719,547	3.32%
6,725	International Business Machines Corp.	1,486,763	2.87%
3,120	Berkshire Hathaway, Inc. - Class B	1,436,011	2.77%
1,600	ServiceNow, Inc.	1,431,024	2.77%
2,185	Intuit, Inc.	1,356,885	2.62%
15,269	Uber Technologies, Inc.	1,147,618	2.22%
1,546	UnitedHealth Group, Inc.	903,915	1.75%
2,522	Palo Alto Networks, Inc.	862,020	1.67%
3,046	Automatic Data Processing, Inc.	842,920	1.63%
305	MercadoLibre, Inc.	625,848	1.21%
2,669	Apple, Inc.	621,877	1.20%
15,485	Palantir Technologies, Inc. - Class A	576,042	1.11%
1,131	Synopsys, Inc.	572,727	1.11%
4,596	NVIDIA Corp.	558,138	1.08%
1,999	Cadence Design Systems, Inc.	541,789	1.05%
1,790	Crowdstrike Holdings, Inc. - Class A	502,041	0.97%
1,586	Autodesk, Inc.	436,911	0.84%
3,247	Airbnb, Inc. - Class A	411,752	0.80%
735	Roper Technologies, Inc.	408,983	0.79%
1,925	JPMorgan Chase & Co.	405,906	0.78%
1,647	Workday, Inc. - Class A	402,543	0.78%
640	Thermo Fisher Scientific, Inc.	395,885	0.76%
5,002	Fortinet, Inc.	387,905	0.75%
7,052	Copart, Inc.	369,525	0.71%
2,529	DoorDash, Inc. - Class A	360,964	0.70%
4,274	Fidelity National Information Services, Inc.	357,948	0.69%
960	Spotify Technology S.A.	353,789	0.68%
182	Fair Isaac Corp.	353,721	0.68%
3,160	Trade Desk, Inc. - Class A	346,494	0.67%
859	Caterpillar, Inc.	335,972	0.65%
2,909	Abbott Laboratories	331,655	0.64%
1,740	General Electric Co.	328,129	0.63%
1,167	Danaher Corp.	324,449	0.63%
1,821	Procter & Gamble Co.	315,397	0.61%
586	S&P Global, Inc.	302,739	0.58%
2,609	Snowflake, Inc. - Class A	299,670	0.58%
594	Intuitive Surgical, Inc.	291,814	0.56%
572	Gartner, Inc.	289,867	0.56%
3,652	Cognizant Technology Solutions Corp. - Class A	281,861	0.54%
1,051	Verisk Analytics, Inc. - Class A	281,626	0.54%
1,116	Union Pacific Corp.	275,072	0.53%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Financial Statements.

7

AXS Merger Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS — 66.9%
	APPAREL — 5.0%
19,100	Capri Holdings Ltd.*,1	$810,604
	BANKS — 3.1%
1	Columbia Banking System, Inc.	26
1,900	First Bancshares, Inc.	61,047
5,400	Heartland Financial USA, Inc.	306,180
2,300	Independent Bank Group, Inc.	132,618
		499,871
	COMMERCIAL SERVICES — 5.8%
20,300	Aaron's Co., Inc.[1]	201,985
7,300	Nuvei Corp.	243,455
24,100	R1 RCM, Inc.*,1	341,497
18,300	Target Hospitality Corp.*	142,374
		929,311
	DIVERSIFIED FINANCIAL SERVICES — 2.0%
5,800	Canaccord Genuity Group, Inc.	38,553
2,000	Discover Financial Services	280,580
		319,133
	ELECTRIC — 1.4%
10,100	Atlantica Sustainable Infrastructure PLC	221,998
	ENGINEERING & CONSTRUCTION — 0.5%
12,100	Iteris, Inc.*	86,394
	ENTERTAINMENT — 0.4%
6,900	Cineplex, Inc.*	55,149
	ENVIRONMENTAL CONTROL — 6.8%
17,900	Stericycle, Inc.*	1,091,900
	FOOD — 1.2%
4,000	Albertsons Cos., Inc.	73,920
1,500	Kellanova	121,065
		194,985
	HEALTHCARE-PRODUCTS — 5.5%
7,200	Axonics, Inc.*,1	501,120
10,100	Surmodics, Inc.*,1	391,678
		892,798
	HOME FURNISHINGS — 1.9%
26,600	Vizio Holding Corp. - Class A*,1	297,122
8

AXS Merger Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET — 3.0%
3,800	Perficient, Inc.*	$286,824
4,200	Squarespace, Inc.*	195,006
		481,830
	IRON/STEEL — 2.0%
1,700	Haynes International, Inc.	101,218
6,200	United States Steel Corp.	219,046
		320,264
	MEDIA — 0.1%
700	Endeavor Group Holdings, Inc. - Class A	19,992
	MINING — 0.1%
800	Filo Corp.*	19,064
	OIL & GAS — 12.1%
12,700	Hess Corp.	1,724,660
26,400	Southwestern Energy Co.*	187,704
43,600	Tellurian, Inc.*	42,205
		1,954,569
	OIL & GAS SERVICES — 1.2%
6,400	ChampionX Corp.	192,960
	PHARMACEUTICALS — 2.9%
12,500	PetIQ, Inc.*	384,625
16,400	Revance Therapeutics, Inc.*	85,116
		469,741
	RETAIL — 1.1%
4,800	Chuy's Holdings, Inc.*	179,520
	SOFTWARE — 10.8%
1,620	ANSYS, Inc.*	516,180
6,300	Envestnet, Inc.*,1	394,506
9,800	HashiCorp, Inc. - Class A*	331,828
7,900	Instructure Holdings, Inc.*	186,045
9,700	Sharecare, Inc.*	13,774
5,500	Smartsheet, Inc. - Class A*	304,480
1	Unity Software, Inc.*	18
		1,746,831
	TOTAL COMMON STOCKS
	(Cost $11,056,331)	10,784,036
9

AXS Merger Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	WARRANTS — 0.0%
	PHARMACEUTICALS — 0.0%
6,700	Bristol-Myers Squibb Co., Expiration Date: December 31, 2026*	$4,690
	TOTAL WARRANTS
	(Cost $0)	4,690
	SHORT-TERM INVESTMENTS — 5.9%
952,221	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 4.78%[2]	952,221
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $952,221)	952,221
	TOTAL INVESTMENTS — 72.8%
	(Cost $12,008,552)	11,740,947
	Other Assets in Excess of Liabilities — 27.2%	4,395,669
	TOTAL NET ASSETS — 100.0%	$16,136,616
	SECURITIES SOLD SHORT — (21.6)%
	COMMON STOCKS — (21.6)%
	BANKS — (3.2)%
(1,900)	Renasant Corp.	(61,750)
(1,380)	SouthState Corp.	(134,108)
(2,970)	UMB Financial Corp.	(312,177)
		(508,035)
	DIVERSIFIED FINANCIAL SERVICES — (1.9)%
(2,038)	Capital One Financial Corp.	(305,150)
(1)	Intercontinental Exchange, Inc.	(161)
		(305,311)
	MINING — (0.0)%
(600)	Lundin Mining Corp.	(6,286)
	OIL & GAS — (13.1)%
(2)	APA Corp.	(49)
(2,289)	Chesapeake Energy Corp.	(188,270)
(13,020)	Chevron Corp.	(1,917,455)
(1)	EQT Corp.	(37)
(1)	Noble Corp. PLC	(36)
		(2,105,847)
	OIL & GAS SERVICES — (1.2)%
(4,706)	Schlumberger N.V.	(197,417)
	SOFTWARE — (1.7)%
(552)	Synopsys, Inc.*	(279,527)
10

AXS Merger Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS — (0.5)%
(2,000)	Juniper Networks, Inc.	$(77,960)
	TOTAL COMMON STOCKS
	(Proceeds $3,502,081)	(3,480,383)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $3,502,081)	$(3,480,383)

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $2,707,001, which represents 16.8% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

11

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS — 148.3% AEROSPACE/DEFENSE — 6.3%
974	General Dynamics Corp.[1]	$294,343
617	Lockheed Martin Corp.[1]	360,673
584	Northrop Grumman Corp.[1]	308,393
		963,409
	AGRICULTURE — 4.5%
6,357	Altria Group, Inc.[1]	324,461
2,996	Philip Morris International, Inc.[1]	363,715
		688,176
	BANKS — 2.2%
1,920	M&T Bank Corp.[1]	341,991
	BEVERAGES — 5.4%
4,543	Coca-Cola Co.[1]	326,460
4,607	Monster Beverage Corp.*,1	240,347
1,596	PepsiCo, Inc.[1]	271,400
		838,207
	BIOTECHNOLOGY — 11.7%
991	Amgen, Inc.[1]	319,310
1,271	Biogen, Inc.*,1	246,371
3,756	Gilead Sciences, Inc.[1]	314,903
4,774	Incyte Corp.*,1	315,561
282	Regeneron Pharmaceuticals, Inc.*,1	296,450
666	Vertex Pharmaceuticals, Inc.*,1	309,743
		1,802,338
	COMMERCIAL SERVICES — 2.0%
1,170	Verisk Analytics, Inc. - Class A1	313,513
	COMPUTERS — 4.3%
1,427	International Business Machines Corp.[1]	315,481
2,126	Leidos Holdings, Inc.[1]	346,538
		662,019
	COSMETICS/PERSONAL CARE — 4.0%
3,088	Colgate-Palmolive Co.[1]	320,565
1,697	Procter & Gamble Co.[1]	293,921
		614,486
	DIVERSIFIED FINANCIAL SERVICES — 3.9%
1,514	Cboe Global Markets, Inc.[1]	310,173
1,280	CME Group, Inc.[1]	282,432
		592,605
12

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS (Continued) ELECTRIC — 11.2%
5,700	Dominion Energy, Inc.[1]	$329,403
2,516	DTE Energy Co.[1]	323,080
2,655	Entergy Corp.[1]	349,424
4,230	Public Service Enterprise Group, Inc.[1]	377,358
5,276	Xcel Energy, Inc.[1]	344,523
		1,723,788
	ENVIRONMENTAL CONTROL — 5.9%
1,452	Republic Services, Inc.[1]	291,620
3,075	Veralto Corp.[1]	343,969
1,300	Waste Management, Inc.[1]	269,880
		905,469
	FOOD — 15.1%
6,327	Campbell Soup Co.[1]	309,517
9,470	Conagra Brands, Inc.[1]	307,964
3,962	General Mills, Inc.[1]	292,594
1,385	Hershey Co.[1]	265,615
7,998	Hormel Foods Corp.[1]	253,537
4,948	Kellanova[1]	399,353
2,653	Lamb Weston Holdings, Inc.[1]	171,755
3,944	McCormick & Co., Inc.[1]	324,591
		2,324,926
	GAS — 4.4%
2,350	Atmos Energy Corp.[1]	325,969
10,139	NiSource, Inc.[1]	351,316
		677,285
	HEALTHCARE-PRODUCTS — 2.3%
1,434	ResMed, Inc.[1]	350,068
	HEALTHCARE-SERVICES — 10.5%
3,583	Centene Corp.*,1	269,728
777	Cigna Group[1]	269,184
533	Elevance Health, Inc.[1]	277,160
784	Humana, Inc.[1]	248,324
661	Molina Healthcare, Inc.*,1	227,754
558	UnitedHealth Group, Inc.[1]	326,252
		1,618,402
	HOUSEHOLD PRODUCTS/WARES — 5.8%
2,639	Church & Dwight Co., Inc.[1]	276,356
1,862	Clorox Co.[1]	303,339

13

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	HOUSEHOLD PRODUCTS/WARES (Continued)
2,197	Kimberly-Clark Corp.[1]	$312,589
		892,284
	INSURANCE — 16.3%
3,042	Arch Capital Group Ltd.*,1	340,339
1,527	Assurant, Inc.[1]	303,659
3,180	Brown & Brown, Inc.[1]	329,448
1,071	Chubb Ltd.[1]	308,866
2,313	Cincinnati Financial Corp.[1]	314,846
716	Everest Group Ltd.[1]	280,550
1,332	Progressive Corp.[1]	338,008
1,002	Willis Towers Watson PLC[1]	295,119
		2,510,835
	MEDIA — 1.8%
619	FactSet Research Systems, Inc.[1]	284,647
	OIL & GAS — 1.6%
10,032	Coterra Energy, Inc.[1]	240,267
	PACKAGING & CONTAINERS — 2.1%
1,480	Packaging Corp. of America[1]	318,792
	PHARMACEUTICALS — 8.7%
1,548	AbbVie, Inc.[1]	305,699
2,472	Cardinal Health, Inc.[1]	273,205
3,487	CVS Health Corp.[1]	219,263
1,763	Johnson & Johnson[1]	285,712
2,213	Merck & Co., Inc.[1]	251,308
		1,335,187
	REITS — 2.3%
987	Public Storage - REIT[1]	359,140
	RETAIL — 3.7%
85	AutoZone, Inc.*,1	267,753
970	McDonald's Corp.[1]	295,375
		563,128
	SOFTWARE — 5.4%
2,525	Akamai Technologies, Inc.*,1	254,899
2,080	Electronic Arts, Inc.[1]	298,355
1,613	Jack Henry & Associates, Inc.[1]	284,759
		838,013

14

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS (Continued) TELECOMMUNICATIONS — 4.3%
16,080	AT&T, Inc.[1]	$353,760
6,797	Verizon Communications, Inc.[1]	305,253
		659,013
	TRANSPORTATION — 2.6%
3,684	C.H. Robinson Worldwide, Inc.[1]	406,603
	TOTAL COMMON STOCKS
	(Cost $19,575,347)	22,824,591

Principal
Amount
	SHORT-TERM INVESTMENTS — 0.6%
96,146	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.29%[2]	96,146
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $96,146)	96,146
	TOTAL INVESTMENTS — 148.9%
	(Cost $19,671,493)	22,920,737
	Liabilities in Excess of Other Assets — (48.9)%	(7,526,770)
	TOTAL NET ASSETS — 100.0%	$15,393,967

Number
of Shares
	SECURITIES SOLD SHORT — (86.6)%
	COMMON STOCKS — (86.6)%
	ADVERTISING — (1.1)%
(2,464)	Interpublic Group of Cos., Inc.	(77,936)
(862)	Omnicom Group, Inc.	(89,122)
		(167,058)
	AEROSPACE/DEFENSE — (2.6)%
(463)	General Electric Co. DBA GE Aerospace	(87,313)
(1,204)	Howmet Aerospace, Inc.	(120,701)
(383)	L3Harris Technologies, Inc.	(91,104)
(858)	RTX Corp.	(103,955)
		(403,073)
	AUTO MANUFACTURERS — (0.4)%
(654)	PACCAR, Inc.	(64,537)
	BANKS — (1.2)%
(951)	Northern Trust Corp.	(85,619)

15

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	BANKS (Continued)
(2,165)	Truist Financial Corp.	$(92,597)
		(178,216)
	BEVERAGES — (1.2)%
(1,591)	Brown-Forman Corp. - Class B	(78,277)
(2,750)	Keurig Dr Pepper, Inc.	(103,070)
		(181,347)
	BIOTECHNOLOGY — (1.6)%
(230)	Bio-Rad Laboratories, Inc. - Class A*	(76,953)
(1,474)	Corteva, Inc.	(86,657)
(100)	GRAIL, Inc.*	(1,376)
(605)	Illumina, Inc.*	(78,898)
		(243,884)
	BUILDING MATERIALS — (1.6)%
(1,272)	Johnson Controls International plc	(98,720)
(135)	Martin Marietta Materials, Inc.	(72,664)
(299)	Vulcan Materials Co.	(74,878)
		(246,262)
	CHEMICALS — (4.6)%
(345)	Air Products and Chemicals, Inc.	(102,720)
(1,408)	Dow, Inc.	(76,919)
(1,077)	DuPont de Nemours, Inc.	(95,971)
(358)	Ecolab, Inc.	(91,408)
(1,273)	FMC Corp.	(83,942)
(984)	International Flavors & Fragrances, Inc.	(103,251)
(175)	Linde PLC	(83,451)
(573)	PPG Industries, Inc.	(75,900)
		(713,562)
	COMMERCIAL SERVICES — (1.6)%
(329)	Automatic Data Processing, Inc.	(91,044)
(614)	Global Payments, Inc.	(62,886)
(318)	Quanta Services, Inc.	(94,812)
		(248,742)
	COMPUTERS — (0.3)%
(542)	Amentum Holdings, Inc.*	(17,479)
(84)	Super Micro Computer, Inc.*	(34,978)
		(52,457)
16

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COSMETICS/PERSONAL CARE — (0.4)%
(575)	Estee Lauder Cos., Inc. - Class A	$(57,322)
	DIVERSIFIED FINANCIAL SERVICES — (1.1)%
(358)	American Express Co.	(97,090)
(1,135)	Charles Schwab Corp.	(73,559)
		(170,649)
	ELECTRIC — (9.9)%
(1,665)	Alliant Energy Corp.	(101,049)
(981)	American Electric Power Co., Inc.	(100,651)
(918)	Consolidated Edison, Inc.	(95,591)
(465)	Constellation Energy Corp.	(120,909)
(856)	Duke Energy Corp.	(98,697)
(1,164)	Edison International	(101,373)
(1,406)	Eversource Energy	(95,678)
(2,212)	Exelon Corp.	(89,697)
(2,121)	FirstEnergy Corp.	(94,066)
(1,319)	NextEra Energy, Inc.	(111,495)
(1,209)	NRG Energy, Inc.	(110,140)
(4,970)	PG&E Corp.	(98,257)
(1,114)	Pinnacle West Capital Corp.	(98,689)
(3,010)	PPL Corp.	(99,571)
(1,163)	Southern Co.	(104,879)
		(1,520,742)
	ELECTRICAL COMPONENTS & EQUIPMENT — (0.6)%
(259)	Eaton Corp. PLC	(85,843)
	ENGINEERING & CONSTRUCTION — (0.5)%
(542)	Jacobs Solutions, Inc.	(70,948)
	ENTERTAINMENT — (0.5)%
(767)	Live Nation Entertainment, Inc.*	(83,979)
	FOOD — (1.6)%
(1,128)	Mondelez International, Inc. - Class A	(83,100)
(1,000)	Sysco Corp.	(78,060)
(1,400)	Tyson Foods, Inc. - Class A	(83,384)
		(244,544)
	FOREST PRODUCTS & PAPER — (0.7)%
(2,044)	International Paper Co.	(99,849)

17

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HAND/MACHINE TOOLS — (0.6)%
(861)	Stanley Black & Decker, Inc.	$(94,822)
	HEALTHCARE-PRODUCTS — (9.6)%
(733)	Abbott Laboratories	(83,569)
(1,956)	Baxter International, Inc.	(74,269)
(1,151)	Bio-Techne Corp.	(91,999)
(1,213)	Boston Scientific Corp.*	(101,649)
(817)	Cooper Cos., Inc.*	(90,148)
(2,479)	DENTSPLY SIRONA, Inc.	(67,082)
(904)	GE HealthCare Technologies, Inc.	(84,840)
(501)	Insulet Corp.*	(116,608)
(210)	Intuitive Surgical, Inc.*	(103,167)
(982)	Medtronic PLC	(88,410)
(791)	Revvity, Inc.	(101,050)
(359)	STERIS PLC	(87,072)
(233)	Stryker Corp.	(84,174)
(369)	Teleflex, Inc.	(91,261)
(140)	Thermo Fisher Scientific, Inc.	(86,600)
(208)	West Pharmaceutical Services, Inc.	(62,433)
(647)	Zimmer Biomet Holdings, Inc.	(69,844)
		(1,484,175)
	HEALTHCARE-SERVICES — (0.6)%
(1,456)	Catalent, Inc.*	(88,190)
	INSURANCE — (2.9)%
(499)	Allstate Corp.	(94,635)
(327)	Arthur J. Gallagher & Co.	(92,008)
(1,113)	MetLife, Inc.	(91,800)
(707)	Prudential Financial, Inc.	(85,618)
(360)	Travelers Cos., Inc.	(84,283)
		(448,344)
	INTERNET — (1.8)%
(457)	Amazon.com, Inc.*	(85,153)
(3,687)	Gen Digital, Inc.	(101,134)
(130)	Netflix, Inc.*	(92,205)
		(278,492)
	LODGING — (0.5)%
(1,623)	Las Vegas Sands Corp.	(81,702)

18

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	MACHINERY-CONSTRUCTION & MINING — (0.8)%
(225)	Caterpillar, Inc.	$(88,002)
(115)	GE Vernova, Inc.*	(29,323)
		(117,325)
	MACHINERY-DIVERSIFIED — (1.1)%
(204)	Deere & Co.	(85,135)
(633)	Xylem, Inc.	(85,474)
		(170,609)
	MEDIA — (0.5)%
(3,135)	News Corp. - Class A	(83,485)
	MINING — (0.8)%
(2,394)	Newmont Corp.	(127,959)
	MISCELLANEOUS MANUFACTURING — (1.2)%
(260)	Axon Enterprise, Inc.*	(103,896)
(855)	Textron, Inc.	(75,736)
		(179,632)
	OIL & GAS — (0.5)%
(546)	Hess Corp.	(74,147)
	PACKAGING & CONTAINERS — (1.7)%
(8,777)	Amcor PLC	(99,443)
(1,236)	Ball Corp.	(83,937)
(1,681)	Smurfit WestRock PLC	(83,075)
		(266,455)
	PHARMACEUTICALS — (4.0)%
(333)	Becton Dickinson & Co.	(80,286)
(1,557)	Bristol-Myers Squibb Co.	(80,559)
(337)	Cencora, Inc.	(75,852)
(619)	Dexcom, Inc.*	(41,498)
(106)	Eli Lilly & Co.	(93,910)
(1,114)	Henry Schein, Inc.*	(81,210)
(154)	McKesson Corp.	(76,141)
(6,798)	Viatris, Inc.	(78,925)
		(608,381)
	REAL ESTATE — (0.4)%
(852)	CoStar Group, Inc.*	(64,275)

19

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued) COMMON STOCKS (Continued)
	REITS — (15.1)%
(643)	Alexandria Real Estate Equities, Inc. - REIT	$(76,356)
(424)	American Tower Corp. - REIT	(98,605)
(443)	AvalonBay Communities, Inc. - REIT	(99,786)
(1,262)	BXP, Inc. - REIT	(101,540)
(825)	Camden Property Trust - REIT	(101,912)
(792)	Crown Castle, Inc. - REIT	(93,955)
(590)	Digital Realty Trust, Inc. - REIT	(95,480)
(102)	Equinix, Inc. - REIT	(90,538)
(1,304)	Equity Residential - REIT	(97,096)
(335)	Essex Property Trust, Inc. - REIT	(98,966)
(578)	Extra Space Storage, Inc. - REIT	(104,150)
(812)	Federal Realty Investment Trust - REIT	(93,356)
(4,627)	Healthpeak Properties, Inc. - REIT	(105,819)
(3,892)	Host Hotels & Resorts, Inc. - REIT	(68,499)
(2,343)	Invitation Homes, Inc. - REIT	(82,614)
(1,024)	Iron Mountain, Inc. - REIT	(121,682)
(620)	Mid-America Apartment Communities, Inc. - REIT	(98,518)
(634)	Prologis, Inc. - REIT	(80,062)
(1,559)	Realty Income Corp. - REIT	(98,872)
(1,368)	Regency Centers Corp. - REIT	(98,811)
(380)	SBA Communications Corp. - Class A - REIT	(91,466)
(2,173)	UDR, Inc. - REIT	(98,524)
(1,877)	Ventas, Inc. - REIT	(120,372)
(879)	Welltower, Inc. - REIT	(112,538)
		(2,329,517)
	RETAIL — (2.2)%
(1,400)	Chipotle Mexican Grill, Inc.*	(80,668)
(645)	Dollar Tree, Inc.*	(45,356)
(522)	Genuine Parts Co.	(72,913)
(3,943)	Walgreens Boots Alliance, Inc.	(35,329)
(1,330)	Walmart, Inc.	(107,398)
		(341,664)
	SEMICONDUCTORS — (1.4)%
(422)	Analog Devices, Inc.	(97,131)
(1,926)	Intel Corp.	(45,184)
(749)	Micron Technology, Inc.	(77,679)
		(219,994)
	SHIPBUILDING — (0.5)%
(278)	Huntington Ingalls Industries, Inc.	(73,498)

20

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued) COMMON STOCKS (Continued) SOFTWARE — (5.0)%
(400)	Broadridge Financial Solutions, Inc.	$(86,012)
(1,181)	Dayforce, Inc.*	(72,336)
(1,140)	Fidelity National Information Services, Inc.	(95,475)
(522)	Fiserv, Inc.*	(93,778)
(428)	Paycom Software, Inc.	(71,292)
(147)	Roper Technologies, Inc.	(81,797)
(265)	Salesforce, Inc.	(72,533)
(537)	Take-Two Interactive Software, Inc.*	(82,542)
(196)	Tyler Technologies, Inc.*	(114,409)
		(770,174)
	TELECOMMUNICATIONS — (2.0)%
(2,488)	Corning, Inc.	(112,333)
(2,205)	Juniper Networks, Inc.	(85,951)
(509)	T-Mobile US, Inc.	(105,037)
		(303,321)
	TOYS/GAMES/HOBBIES — (0.7)%
(1,473)	Hasbro, Inc.	(106,527)
	TRANSPORTATION — (0.5)%
(317)	Norfolk Southern Corp.	(78,775)
	WATER — (0.7)%
(693)	American Water Works Co., Inc.	(101,344)
	TOTAL COMMON STOCKS
	(Proceeds $12,046,751)	(13,325,821)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $12,046,751)	$(13,325,821)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of the security is segregated as collateral for securities sold short. As of September 30, 2024, the aggregate value of those securities was $22,824,591, representing 148.3% of net assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

21

AXS Adaptive Plus Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2024

Principal
Amount		Value
	U.S. TREASURY BILLS — 64.1%
	United States Treasury Bill
$10,000,000	0.000%, 10/3/2024	$9,997,420
14,000,000	0.000%, 12/5/2024	13,885,564
14,000,000	0.000%, 2/6/2025	13,782,300
	TOTAL U.S. TREASURY BILLS
	(Cost $37,634,964)	37,665,284

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 23.4%
	CALL OPTIONS — 23.4%
8,927	Nomura Galaxy Option -ProfitScore Regime-Adaptive Equity Index Counterparty: Nomura Securities, Current Price: $1,540.88, Exercise Price: $0.0001, Notional Amount: $89, Expiration Date: December 15, 2024*,1	13,754,858
	TOTAL CALL OPTIONS
	(Cost $8,526,191)	13,754,858
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $8,526,191)	13,754,858

Number
of Shares
	SHORT-TERM INVESTMENTS — 12.6%
7,357,941	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 4.78%[2]	7,357,941
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,357,941)	7,357,941
	TOTAL INVESTMENTS — 100.1%
	(Cost $53,519,096)	58,778,083
	Liabilities in Excess of Other Assets — (0.1)%	(35,673)
	TOTAL NET ASSETS — 100.0%	$58,742,410

*	Non-income producing security.
[1]	The Nomura Call Option is issued by Nomura Securities Ltd. and provides AXS Adaptive Plus Fund exposure to the ProfitScore Trading Program that is designed to produce the returns of Adaptive Equity Index.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

22

AXS Income Opportunities Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS — 15.8%
	REITS — 14.9%
27,000	Annaly Capital Management, Inc. - REIT	$541,890
82,790	Armada Hoffler Properties, Inc. - REIT	896,616
21,214	Blackstone Mortgage Trust, Inc. - Class A - REIT	403,278
13,887	BXP, Inc. - REIT	1,117,348
2,559	CorEnergy Infrastructure Trust, Inc. - REIT*	2,175
29,068	CTO Realty Growth, Inc. - REIT	552,873
12,184	Gaming and Leisure Properties, Inc. - REIT	626,867
70,447	Global Medical REIT, Inc. - REIT	698,130
110,035	Macerich Co. - REIT[1]	2,007,038
27,165	Starwood Property Trust, Inc. - REIT	553,623
16,100	VICI Properties, Inc. - REIT	536,291
12,500	WP Carey, Inc. - REIT	778,750
		8,714,879
	VENTURE CAPITAL — 0.9%
25,520	Newlake Capital Partners, Inc. - REIT	516,014
	TOTAL COMMON STOCKS
	(Cost $8,734,672)	9,230,893
	PREFERRED STOCKS — 95.4%
	COMMERCIAL SERVICES — 2.7%
36,380	Triton International Ltd. - Series C, 7.375%[2,3,4]	910,591
26,464	Triton International Ltd. - Series D, 6.875%[2,3,4]	667,422
		1,578,013
	REAL ESTATE — 1.3%
32,452	Seritage Growth Properties - Series A, 7.000%[1,2,4]	742,499
	REITS — 85.1%
116,199	AGNC Investment Corp. - Series C, 10.674% (3-Month Term SOFR + 537.26 basis points)[1,2,4,5]	3,002,582
24,243	AGNC Investment Corp. - Series D, 9.895% (3-Month Term SOFR + 459.36 basis points)[1,2,4,5]	616,015
66,316	American Homes 4 Rent - Series G, 5.875%[1,2,4]	1,675,805
65,171	Annaly Capital Management, Inc. - Series F, 9.847% (3-Month Term SOFR + 525.46 basis points)[1,2,4,5]	1,651,433
25,547	Annaly Capital Management, Inc. - Series G, 9.026% (3-Month Term SOFR + 443.36 basis points)[2,4,5]	642,762
30,786	Annaly Capital Management, Inc. - Series I, 10.582% (3-Month Term SOFR + 498.9 basis points)[1,2,4,5]	781,041
43,350	Arbor Realty Trust, Inc. - Series D, 6.375%[1,2,4]	847,492
40,484	Arbor Realty Trust, Inc. - Series E, 6.250%[1,2,4]	799,559
41,205	Arbor Realty Trust, Inc. - Series F, 6.250% (3-Month Term SOFR + 544 basis points)[1,2,4,5]	801,849
95,488	Armada Hoffler Properties, Inc. - Series A, 6.750%[1,2,4]	2,438,763

23

AXS Income Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	REITS (Continued)
67,175	Chatham Lodging Trust - Series A, 6.625%[1,2,4]	$1,555,101
32,183	Chimera Investment Corp. - Series A, 8.000%[1,2,4]	788,162
60,224	Chimera Investment Corp. - Series C, 7.750% (3-Month USD Libor + 474.3 basis points)[1,2,4,5]	1,364,074
52,854	Chimera Investment Corp. - Series D, 10.203% (3-Month Term SOFR + 559.95 basis points)[2,4,5]	1,283,295
68,292	CTO Realty Growth, Inc. - Series A, 6.375%[1,2,4]	1,606,911
64,379	DiamondRock Hospitality Co. - Series A, 8.250%[1,2,4]	1,641,664
81,990	EPR Properties - Series G, 5.750%[1,2,4]	1,884,950
33,861	Franklin BSP Realty Trust, Inc. - Series E, 7.500%[1,2,4]	763,566
51,512	Global Net Lease, Inc. - Series A, 7.250%[1,2,4]	1,182,200
49,338	Global Net Lease, Inc. - Series B, 6.875%[2,4]	1,159,443
85,417	KKR Real Estate Finance Trust, Inc. - Series A, 6.500%[1,2,4]	1,813,403
47,326	National Storage Affiliates Trust - Series A, 6.000%[1,2,4]	1,182,677
54,092	Pebblebrook Hotel Trust - Series E, 6.375%[1,2,4]	1,185,156
66,820	Pebblebrook Hotel Trust - Series F, 6.300%[1,2,4]	1,484,740
67,433	Pebblebrook Hotel Trust - Series G, 6.375%[1,2,4]	1,488,921
48,940	Pebblebrook Hotel Trust - Series H, 5.700%[1,2,4]	969,012
59,412	PennyMac Mortgage Investment Trust - Series C, 6.750%[2,4]	1,261,317
44,857	Rithm Capital Corp. - Series C, 6.375% (3-Month USD Libor + 496.9 basis points)1,2,4,5	1,075,671
117,608	RLJ Lodging Trust - Series A, 1.950%[1,4,6]	3,067,217
34,765	SL Green Realty Corp. - Series I, 6.500%[1,2,4]	852,438
52,665	Summit Hotel Properties, Inc. - Series E, 6.250%[1,2,4]	1,104,385
85,453	Summit Hotel Properties, Inc. - Series F, 5.875%[1,2,4]	1,792,804
64,643	Sunstone Hotel Investors, Inc. - Series H, 6.125%[1,2,4]	1,448,650
70,000	Sunstone Hotel Investors, Inc. - Series I, 5.700%[1,2,4]	1,532,300
53,019	TPG RE Finance Trust, Inc. - Series C, 6.250%[1,2,4]	1,012,663
34,000	UMH Properties, Inc. - Series D, 6.375%[1,2,4]	819,060
68,215	Vornado Realty Trust - Series O, 4.450%[1,2,4]	1,114,633
		49,691,714
	TELECOMMUNICATIONS — 6.3%
31,663	DigitalBridge Group, Inc. - Series H, 7.125%[1,2,4]	812,156
51,221	DigitalBridge Group, Inc. - Series I, 7.150%[1,2,4]	1,314,843
61,680	DigitalBridge Group, Inc. - Series J, 7.125%[1,2,4]	1,582,709
		3,709,708
	TOTAL PREFERRED STOCKS
	(Cost $54,560,923)	55,721,934

24

AXS Income Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number
of Shares		Value
	SHORT-TERM INVESTMENTS — 3.6%
2,092,970	Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.77%[1,7]	$2,092,970
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,092,970)	2,092,970
	TOTAL INVESTMENTS — 114.8%
	(Cost $65,388,565)	67,045,797
	Liabilities in Excess of Other Assets — (14.8)%	(8,635,382)
	TOTAL NET ASSETS — 100.0%	$58,410,415

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of the security is segregated as collateral for line of credit borrowings. As of September 30, 2024, the aggregate value of those securities was $38,055,045, representing 65.2% of net assets.
[2]	Callable.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Perpetual security. Maturity date is not applicable.
[5]	Variable rate security.
[6]	Convertible security.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

25

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS — 32.9%
	ADVERTISING — 1.0%
5,000	Trade Desk, Inc. - Class A*	$548,250
	COMMERCIAL SERVICES — 0.5%
350	United Rentals, Inc.	283,406
	COMPUTERS — 2.9%
6,239	Apple, Inc.	1,453,687
600	Leidos Holdings, Inc.	97,800
1,000	Parsons Corp.*	103,680
		1,655,167
	DIVERSIFIED FINANCIAL SERVICES — 2.1%
2,300	Apollo Global Management, Inc.	287,293
5,500	FTAI Aviation Ltd.	730,950
700	Visa, Inc. - Class A	192,465
		1,210,708
	ENGINEERING & CONSTRUCTION — 1.3%
600	Comfort Systems USA, Inc.	234,210
6,000	Granite Construction, Inc.	475,680
		709,890
	INSURANCE — 0.9%
12,000	Equitable Holdings, Inc.	504,360
	INTERNET — 8.3%
5,000	Alphabet, Inc. - Class A	829,250
8,500	Amazon.com, Inc.*	1,583,805
2,800	Meta Platforms, Inc. - Class A	1,602,832
200	Netflix, Inc.*	141,854
1,500	Spotify Technology S.A.*	552,795
		4,710,536
	MACHINERY-CONSTRUCTION & MINING — 2.2%
12,500	Vertiv Holdings Co. - Class A	1,243,625
	METAL FABRICATE/HARDWARE — 0.9%
3,300	Advanced Drainage Systems, Inc.	518,628
	OIL & GAS SERVICES — 0.2%
1,500	Tidewater, Inc.*	107,685
	PHARMACEUTICALS — 1.3%
6,000	Novo Nordisk A/S - ADR	714,420
26

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 7.4%
6,000	Advanced Micro Devices, Inc.*	$984,480
20,000	NVIDIA Corp.	2,428,800
4,300	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	746,781
		4,160,061
	SOFTWARE — 3.2%
3,535	Microsoft Corp.	1,521,110
300	ServiceNow, Inc.*	268,317
		1,789,427
	TELECOMMUNICATIONS — 0.7%
1,000	Arista Networks, Inc.*	383,820
	TOTAL COMMON STOCKS
	(Cost $10,731,343)	18,539,983
	EXCHANGE-TRADED FUNDS — 18.1%
220,000	ProShares Short S&P500	2,387,000
110,600	ProShares UltraShort S&P500	2,281,678
211,000	Tradr 2X Long Triple Q Monthly ETF*,1	5,521,870
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $9,972,047)	10,190,548
	MUTUAL FUNDS — 18.0%
	EQUITY FUND — 18.0%
854,937	AXS Adaptive Plus Fund - Class I1	10,165,191
	TOTAL MUTUAL FUNDS
	(Cost $10,000,000)	10,165,191
	SHORT-TERM INVESTMENTS — 29.8%
16,559,250	Fidelity Investments Money Market Government Portfolio - Class I, 4.77%[2]	16,559,250
277,600	Goldman Sachs Financial Square Government Fund, 4.52%[2]	277,600
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,836,850)	16,836,850
	TOTAL INVESTMENTS — 98.8%
	(Cost $47,540,240)	55,732,572
	Other Assets in Excess of Liabilities — 1.2%	653,948
	TOTAL NET ASSETS — 100.0%	$56,386,520

ADR – American Depository Receipt
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Affiliated company.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

27

AXS Tactical Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2024

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 90.0%
33,700	Alerian MLP ETF	$1,588,281
36,949	iShares 0-5 Year High Yield Corporate Bond ETF	1,604,325
59,018	iShares Fallen Angels USD Bond ETF	1,613,552
18,414	iShares Interest Rate Hedged High Yield Bond ETF	1,588,023
30,893	Janus Henderson AAA CLO ETF	1,571,836
31,908	Janus Henderson B-BBB CLO ETF	1,561,897
37,746	SPDR Blackstone Senior Loan ETF	1,576,273
21,577	SPDR Bloomberg Convertible Securities ETF	1,652,582
16,487	SPDR Bloomberg High Yield Bond ETF	1,612,264
24,656	Vanguard Emerging Markets Government Bond ETF	1,636,419
19,368	Vanguard Intermediate-Term Corporate Bond ETF	1,622,070
26,638	Vanguard Intermediate-Term Treasury ETF	1,609,468
20,362	Vanguard Long-Term Corporate Bond ETF	1,654,005
26,724	Vanguard Long-Term Treasury ETF	1,644,595
34,136	Vanguard Mortgage-Backed Securities ETF	1,611,560
20,164	Vanguard Short-Term Corporate Bond ETF	1,601,425
32,528	Vanguard Short-Term Inflation-Protected Securities ETF	1,603,956
26,980	Vanguard Short-Term Treasury ETF	1,592,360
70,902	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	1,589,623
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $29,730,097)	30,534,514
	SHORT-TERM INVESTMENTS — 10.1%
3,420,877	Fidelity Investments Money Market Government Portfolio - Class I, 4.77%[1]	3,420,877
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,420,877)	3,420,877
	TOTAL INVESTMENTS — 100.1%
	(Cost $33,150,974)	33,955,391
	Liabilities in Excess of Other Assets — (0.1)%	(40,716)
	TOTAL NET ASSETS — 100.0%	$33,914,675

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

28

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of September 30, 2024

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 84.4%
$11,819,542	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[1,2]	$11,819,542
20,364,594	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[1]	20,364,594
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $32,184,136)	32,184,136
	TOTAL INVESTMENTS — 84.4%
	(Cost $32,184,136)	32,184,136
	Other Assets in Excess of Liabilities — 15.6%	5,948,238
	TOTAL NET ASSETS — 100.0%	$38,132,374

[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this investment is a holding of AXS Chesapeake Strategy Fund Limited.

See accompanying Notes to Consolidated Financials Statements.

29

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

FUTURES CONTRACTS
Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
CME Class III Milk[1]	October 2024	9	419,580	(1,980)
CME Live Cattle[1]	December 2024	4	295,680	$1,560
COMEX Copper[1]	December 2024	8	910,600	64,800
COMEX Gold[1]	December 2024	8	2,127,520	180,320
COMEX Silver[1]	December 2024	7	1,101,030	38,360
Euronext Rapeseed[1]	November 2024	9	235,471	(501)
LME Primary Aluminum[1]	December 2024	3	195,985	20,316
LME Tin[1]	December 2024	5	838,975	71,100
LME Zinc[1]	December 2024	11	850,490	109,299
MDE Crude Palm Oil[1]	November 2024	3	73,427	6,676
NYBOT CSC Cocoa[1]	December 2024	1	77,220	(5,280)
NYBOT CSC Coffee 'C'[1]	December 2024	10	1,013,438	128,557
NYMEX Platinum[1]	January 2025	4	198,220	3,060
SAFEX Sunflower Seed[1]	December 2024	4	112,384	7,967

Currency Futures
CME Australian Dollar	December 2024	37	2,562,065	37,580
CME British Pound	December 2024	70	5,851,125	133,656
CME Euro	December 2024	33	4,606,181	38,280
CME New Zealand Dollar	December 2024	35	2,224,075	51,815

Index Futures
CBOT E-Mini Dow Jones Industrial Average	December 2024	20	4,264,300	58,600
CME E-Mini NASDAQ 100	December 2024	6	2,431,350	71,208
CME E-Mini S&P 500	December 2024	18	5,232,825	103,365
CME E-Mini S&P MidCap 400	December 2024	7	2,204,020	43,085
Eurex DAX	December 2024	7	3,799,850	106,355
Eurex Euro STOXX 50	December 2024	53	2,968,048	76,987
FTSE 100	December 2024	30	3,325,154	(49,532)
FTSE/MIB	December 2024	14	2,653,875	18,934
ICE US Mini MSCI EAFE	December 2024	28	3,482,920	48,020
ICE US MSCI Emerging Markets EM	December 2024	41	2,404,035	135,095
MEFF Madrid IBEX 35	October 2024	17	2,250,655	25,243
Montreal Exchange S&P/TSX 60	December 2024	19	4,057,904	62,569
SFE S&P ASX Share Price Index 200	December 2024	25	3,589,328	52,713
SGX FTSE China A50	October 2024	26	361,400	15,990

Interest Rate Futures
CBOT 2-Year U.S. Treasury Note	December 2024	61	12,702,773	(23,523)
CBOT 5-Year U.S. Treasury Note	December 2024	59	6,483,086	(9,500)
CBOT 10-Year U.S. Treasury Note	December 2024	73	8,342,531	(633)
CBOT U.S. Long Treasury Bond	December 2024	36	4,470,750	(60,500)
CBOT U.S. Ultra Long-Term Treasury Bond	December 2024	12	1,597,125	(42,219)
Eurex 10 Year Euro BUND	December 2024	13	1,952,750	12,444
Eurex 30 Year Euro BUXL	December 2024	6	910,354	401
Eurex BTP Italian	December 2024	45	6,085,673	91,663
ICF 3MO EURO EURIBOR	June 2026	105	28,678,613	20,356
ICF Long Gilt	December 2024	18	2,369,270	(48,984)
MSE Canadian 10 Year Bond	December 2024	36	3,327,193	30,610
SFE Australian 10 Year Bond	December 2024	24	796,556	(11,050)
Total Long Contracts			144,435,804	1,613,282

Short Contracts
Commodity Futures
CBOT Corn[1]	December 2024	(41)	(870,738)	61,500
CBOT Oats[1]	December 2024	(20)	(392,500)	(81,471)
CBOT Soybean Oil[1]	December 2024	(20)	(519,720)	9,240
CBOT Soybean[1]	November 2024	(18)	(951,300)	52,650
CBOT Wheat[1]	December 2024	(12)	(350,400)	(28,212)
CME Lean Hogs[1]	December 2024	(31)	(908,610)	19,069
ICE Brent Crude Oil[1]	December 2024	(8)	(573,600)	(10,440)
ICE Canola[1]	November 2024	(100)	(892,799)	27,214
ICE Carbon Emissions[1]	December 2024	(21)	(1,532,799)	151,470
ICE Gas Oil[1]	December 2024	(23)	(1,509,950)	8,050
LME Lead[1]	December 2024	(16)	(836,760)	(52,560)
LME Nickel[1]	December 2024	(9)	(944,641)	(91,656)
NYBOT Cotton #2[1]	December 2024	(19)	(699,295)	(20,710)
NYMEX Light Sweet Crude Oil[1]	December 2024	(4)	(271,080)	3,200
NYMEX NY Harbor ULSD[1]	December 2024	(14)	(1,271,903)	15,582
NYMEX RBOB Gasoline[1]	December 2024	(11)	(880,665)	37,006
SGX Iron Ore CFR China 62% FE Fines[1]	October 2024	(56)	(612,920)	(103,825)

Currency Futures
CME Brazil Real	November 2024	(196)	(3,586,800)	(21,560)
CME Canadian Dollar	December 2024	(48)	(3,556,320)	(13,920)
CME Mexican Peso	December 2024	(79)	(1,985,665)	(48,191)
ICE Swedish Krona	December 2024	(4)	(398,630)	7,255
Total Short Contracts			(23,547,095)	(80,309)

TOTAL FUTURES CONTRACTS			120,888,709	$1,532,973

[1]	This investment is a holding of AXS Chesapeake Strategy Fund Limited.

See accompanying Notes to Consolidated Financials Statements.

30

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of September 30, 2024

	FTSE Venture Capital Return Tracker Fund	Merger Fund	Market Neutral Fund	Adaptive Plus Fund
Assets:
Investments, at value (cost $65,149,657, $12,008,552, $19,671,493 and $44,992,905, respectively)	$94,135,575	$11,740,947	$22,920,737	$45,023,225
Foreign currency, at value (cost $0, $22, $0 and $0, respectively)	-	21	-	-
Purchased options contracts, at value (cost $0, $0, $0 and $8,526,191, respectively)	-	-	-	13,754,858
Cash	35,385	3,826,047	211,202	-
Cash deposited with brokers	-	-	-	-
Cash deposited with brokers for securities sold short	-	4,112,599	13,274,436	-
Unrealized appreciation on open swap contracts	2,528,610	-	-	-
Receivables:
Investment securities sold	-	172,192	-	-
Fund shares sold	12,832	1,244	73,035	44,911
Variation margin	452,740	-	-	-
Dividends and interest	36,159	5,412	57,132	29,712
Reclaims receivable	-	-	-	-
Prepaid expenses and other assets	4,812	21,400	9,726	8,655
Total assets	97,206,113	19,879,862	36,546,268	58,861,361

Liabilities:
Foreign currency due to custodian, at value (proceeds $0, $134,350, $0 and $0, respectively)	-	135,367	-	-
Securities sold short, at value (proceeds $0, $3,502,081, $12,046,751 and $0, respectively)	-	3,480,383	13,325,821	-
Payables:
Investment securities purchased	-	-	-	-
Fund shares redeemed	86,047	56	10,015	42,434
Due to Broker	-	-	7,731,590	-
Advisory fees	42,224	4,212	1,961	32,709
Distribution fees - Class A & Class C (Note 7)	9,385	-	-	-
Distribution fees - Class A & Class D (Note 7)	-	-	-	-
Distribution fees - Class A (Note 7)	-	-	-	-
Distribution fees - Investor Class (Note 7)	-	413	227	-
Dividends on securities sold short	-	2,023	18,734	-
Trustees' deferred compensation (Note 3)	48,868	12,330	5,170	6,627
Fund accounting and administration fees	29,107	20,537	10,031	-
Auditing fees	22,447	15,498	14,963	16,920
Legal fees	19,857	13,441	6,012	3,154
Shareholder reporting fees	18,430	7,828	5,481	4,150
Transfer agent fees and expenses	11,211	8,730	3,330	3,413
Sub-transfer agent fees and expenses	9,974	9,697	7,780	1,584
Trustees' fees and expenses	5,394	5,245	1,418	573
Custody fees	5,105	15,723	4,763	2,439
Chief Compliance Officer fees	3,936	7,078	1,839	1,302
Loan payable	-	-	-	-
Interest Expense	-	-	-	-
Registration fees	-	-	-	-
Accrued other expenses	4,241	4,685	3,166	3,646
Total liabilities	316,226	3,743,246	21,152,301	118,951
Commitments and contingencies (Note 3)
Net Assets	$96,889,887	$16,136,616	$15,393,967	$58,742,410

See accompanying Notes to Financial Statements.

31

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2024

	FTSE Venture Capital Return Tracker Fund	Merger Fund	Market Neutral Fund	Adaptive Plus Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$171,458,391	$14,974,397	$17,327,331	$51,828,368
Total distributable earnings (accumulated deficit)	(74,568,504)	1,162,219	(1,933,364)	6,914,042
Net Assets	$96,889,887	$16,136,616	$15,393,967	$58,742,410

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$30,142,224
Shares of beneficial interest issued and outstanding	1,309,309
Redemption price per share[1]	$23.02
Maximum sales charge (5.75% of offering price)[2]	1.40
Maximum offering price to public	$24.42

Class C Shares:
Net assets applicable to shares outstanding	$4,085,509
Shares of beneficial interest issued and outstanding	191,041
Redemption price per share[1,3]	$21.39

Class I Shares:
Net assets applicable to shares outstanding	$62,662,154	$15,326,893	$14,267,853	$58,742,410
Shares of beneficial interest issued and outstanding	2,671,391	1,374,422	1,059,449	4,940,134
Redemption price per share[1]	$23.46	$11.15	$13.47	$11.89

Investor Class Shares:
Net assets applicable to shares outstanding		$809,723	$1,126,114
Shares of beneficial interest issued and outstanding		75,361	85,831
Redemption price per share[1]		$10.74	$13.12

[1]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. The Adaptive Plus Fund does not have redemption fees.
[2]	No sales charge applies on investments of $1 million or more.
[3]	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

32

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2024

	Income Opportunities Fund	Dynamic Opportunity Fund	Tactical Income Fund
Assets:
Investments, at value (cost $65,388,565, $47,540,240 and $33,150,974, respectively)	$67,045,797	$55,732,572	$33,955,391
Foreign currency, at value (cost $0, $0 and $0, respectively)	-	-	-
Purchased options contracts, at value (cost $0, $0 and $0, respectively)	-	-	-
Cash	35,030	22,139	16,831
Cash deposited with brokers	-	602,413	1,169
Cash deposited with brokers for securities sold short	-	-	-
Unrealized appreciation on open swap contracts	-	-	-
Receivables:
Investment securities sold	529,464	-	-
Fund shares sold	4,588	-	44,868
Variation margin	-	-	-
Dividends and interest	454,955	128,921	11,932
Reclaims receivable	177	1,711	-
Prepaid expenses and other assets	25,511	26,133	7,882
Total assets	68,095,522	56,513,889	34,038,073

Liabilities:
Foreign currency due to custodian, at value (proceeds $0, $0 and $0, respectively)	-	-	-
Securities sold short, at value (proceeds $0, $0 and $0, respectively)	-	-	-
Payables:
Investment securities purchased	47,217	-	-
Fund shares redeemed	30,255	29,492	31,173
Due to Broker	-	-	-
Advisory fees	16,622	19,044	15,327
Distribution fees - Class A & Class C (Note 7)	-	-	-
Distribution fees - Class A & Class D (Note 7)	8,717	-	-
Distribution fees - Class A (Note 7)	-	896	1,017
Distribution fees - Investor Class (Note 7)	-	-	-
Dividends on securities sold short	-	-	-
Trustees' deferred compensation (Note 3)	14,686	6,486	3,973
Fund accounting and administration fees	35,862	11,604	12,367
Auditing fees	14,217	15,365	15,045
Legal fees	17,789	3,973	7,398
Shareholder reporting fees	5,650	1,885	2,008
Transfer agent fees and expenses	10,366	5,598	5,168
Sub-transfer agent fees and expenses	10,879	22,131	14,435
Trustees' fees and expenses	2,602	372	1,437
Custody fees	6,249	2,013	3,935
Chief Compliance Officer fees	2,382	989	2,462
Loan payable	9,410,127	-	-
Interest Expense	44,301	-	-
Registration fees	-	-	1,940
Accrued other expenses	7,186	7,521	5,713
Total liabilities	9,685,107	127,369	123,398
Commitments and contingencies (Note 3)
Net Assets	$58,410,415	$56,386,520	$33,914,675

See accompanying Notes to Financial Statements.

33

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2024

	Income Opportunities Fund	Dynamic Opportunity Fund	Tactical Income Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$106,278,969	$41,491,349	$42,329,838
Total distributable earnings (accumulated deficit)	(47,868,554)	14,895,171	(8,415,163)
Net Assets	$58,410,415	$56,386,520	$33,914,675

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$2,346,962	$1,730,167	$1,271,672
Shares of beneficial interest issued and outstanding	137,399	83,861	141,841
Redemption price per share	$17.08	$20.63	$8.97
Maximum sales charge (5.75% of offering price)	1.04	1.26	0.55
Maximum offering price to public	$18.12	$21.89	$9.52

Class D Shares:
Net assets applicable to shares outstanding	$6,302,112
Shares of beneficial interest issued and outstanding	378,004
Redemption price per share	$16.67

Class I Shares:
Net assets applicable to shares outstanding	$49,761,341	$54,656,353	$32,643,003
Shares of beneficial interest issued and outstanding	2,902,843	2,596,353	3,670,474
Redemption price per share[4]	$17.14	$21.05	$8.89

[4]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. The Income Opportunities Fund does not have redemption fees.

See accompanying Notes to Financial Statements.

34

AXS Chesapeake Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2024

Assets:
Investments, at value (cost $32,184,136)	$32,184,136
Cash	20,079
Cash deposited with brokers for open futures contracts	4,474,971
Variation margin on futures contracts	1,532,973
Receivables:
Dividends and interest	78,380
Fund shares sold	3,836
Prepaid expenses and other assets	12,899
Total assets	38,307,274

Liabilities:
Payables:
Fund shares redeemed	21,048
Advisory fees	15,668
Distribution fees - Class A & Class C (Note 8)	3,839
Trustees' deferred compensation (Note 3)	28,403
Fund administration and accounting fees	23,741
Auditing fees	22,541
Legal fees	13,077
Transfer agent fees and expenses	12,345
Shareholder reporting fees	10,919
Sub-transfer agent fees and expenses	9,278
Chief Compliance Officer fees	6,167
Custody fees	3,745
Trustees' fees and expenses	2,452
Accrued other expenses	1,677
Total liabilities	174,900
Commitments and contingencies (Note 3)
Net Assets	$38,132,374

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$63,097,513
Total distributable earnings (accumulated deficit)	(24,965,139)
Net Assets	$38,132,374

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$5,908,864
Shares of beneficial interest issued and outstanding	539,906
Redemption price per share	$10.94
Maximum sales charge (5.75% of offering price)[1]	0.67
Maximum offering price to public	$11.61

Class C Shares:
Net assets applicable to shares outstanding	$3,119,873
Shares of beneficial interest issued and outstanding	269,972
Redemption price per share[2]	$11.56

Class I Shares:
Net assets applicable to shares outstanding	$29,103,637
Shares of beneficial interest issued and outstanding	2,623,612
Redemption price per share	$11.09

[1]	No sales charge applies on investments of $1 million or more.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Consolidated Financial Statements.

35

AXS Funds

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2024

	FTSE Venture Capital Return Tracker Fund	Merger Fund	Market Neutral Fund	Adaptive Plus Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $137, $0 and $0, respectively)	$931,724	$120,097	$542,748	$-
Interest	110,002	535,315	379,164	1,970,586
Total investment income	1,041,726	655,412	921,912	1,970,586

Expenses:
Advisory fees	1,485,971	279,675	251,297	733,643
Fund accounting and administration fees	205,019	55,930	60,104	72,840
Distribution fees - Class A (Note 7)	86,719	-	-	-
Distribution fees - Class C (Note 7)	44,653	-	-	-
Distribution fees - Class D (Note 7)	-	-	-	-
Distribution fees - Investor Class (Note 7)	-	2,121	2,610	-
Transfer agent fees and expenses	77,706	17,099	14,997	23,169
Sub-transfer agent fees and expenses	61,921	12,871	21,290	48,764
Registration fees	52,146	31,335	35,270	41,689
Custody fees	39,305	7,008	5,152	8,526
Trustees' fees and expenses	30,700	2,617	3,825	10,655
Shareholder reporting fees	26,380	9,243	10,803	11,094
Auditing fees	20,470	16,503	15,971	15,973
Legal fees	17,675	13,712	7,418	10,873
Chief Compliance Officer fees	11,429	11,295	7,553	4,346
Insurance fees	9,662	3,046	3,721	2,788
Miscellaneous	7,474	5,868	5,140	3,123
Interest expense	3,148	7,188	-	-
Excise tax fees	-	-	-	-
Dividends on securities sold short	-	124,465	315,096	-
Total expenses	2,180,378	599,976	760,247	987,483
Advisory fees waived	(262,693)	(130,594)	(182,269)	(14,184)
Affiliated fund fee (waived) recovered (Note 3)	-	-	-	-
Net expenses	1,917,685	469,382	577,978	973,299
Net investment income (loss)	(875,959)	186,030	343,934	997,287

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	13,246,351	2,114,924	452,936	-
Purchased options contracts	-	(474)	-	1,738,190
Foreign currency transactions	-	3,620	-	-
Securities sold short	-	(645,710)	(483,145)	-
Written options contracts	-	-	-	-
Swap contracts	6,217,041	-	-	-
Net realized gain (loss)	19,463,392	1,472,360	(30,209)	1,738,190
Net change in unrealized appreciation/depreciation on:
Investments	19,616,526	(969,023)	4,595,152	32,425
Purchased options contracts	-	-	-	5,785,663
Foreign currency transactions	-	(3,349)	-	-
Securities sold short	-	342,614	(3,072,928)	-
Swap contracts	6,222,330	-	-	-
Net change in unrealized appreciation/depreciation	25,838,856	(629,758)	1,522,224	5,818,088
Net increase from payment by affiliates (Note 3)	-	-	-	-
Net realized and unrealized gain (loss)	45,302,248	842,602	1,492,015	7,556,278
Net Increase (Decrease) in Net Assets from Operations	$44,426,289	$1,028,632	$1,835,949	$8,553,565

See accompanying Notes to Financial Statements.

36

AXS Funds

STATEMENTS OF OPERATIONS - Continued

For the Year Ended September 30, 2024

	Income Opportunities Fund	Dynamic Opportunity Fund	Tactical Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $5,405 and $0, respectively)	$4,632,553	$284,538	$2,121,494
Interest	81,789	735,075	181,865
Total investment income	4,714,342	1,019,613	2,303,359

Expenses:
Advisory fees	611,690	684,035	330,618
Fund accounting and administration fees	130,706	117,787	81,562
Distribution fees - Class A (Note 7)	5,741	4,486	3,641
Distribution fees - Class C (Note 7)	-	-	-
Distribution fees - Class D (Note 7)	58,520	-	-
Distribution fees - Investor Class (Note 7)	-	-	-
Transfer agent fees and expenses	44,632	29,562	17,607
Sub-transfer agent fees and expenses	82,617	59,858	36,141
Registration fees	58,999	50,410	45,660
Custody fees	19,291	17,876	16,181
Trustees' fees and expenses	15,099	11,630	7,103
Shareholder reporting fees	18,000	11,691	6,799
Auditing fees	15,517	12,647	12,327
Legal fees	16,822	12,576	12,239
Chief Compliance Officer fees	5,192	5,748	4,144
Insurance fees	7,880	4,661	1,004
Miscellaneous	6,544	5,240	5,981
Interest expense	682,497	-	110
Excise tax fees	-	-	4,337
Dividends on securities sold short	-	-	-
Total expenses	1,779,747	1,028,207	585,454
Advisory fees waived	(176,578)	-	-
Affiliated fund fee (waived) recovered (Note 3)	-	(45,145)	-
Net expenses	1,603,169	983,062	585,454
Net investment income (loss)	3,111,173	36,551	1,717,905

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(413,219)	11,077,594	(77,659)
Purchased options contracts	-	(1,184,858)	-
Foreign currency transactions	-	-	-
Securities sold short	-	25,874	(2,361)
Written options contracts	-	(1,022,802)	-
Swap contracts	-	-	-
Net realized gain (loss)	(413,219)	8,895,808	(80,020)
Net change in unrealized appreciation/depreciation on:
Investments	11,721,033	3,023,009	796,787
Purchased options contracts	-	101,045	-
Foreign currency transactions	-	-	-
Securities sold short	-	-	-
Swap contracts	-	-	-
Net change in unrealized appreciation/depreciation	11,721,033	3,124,054	796,787
Net increase from payment by affiliates (Note 3)	-	293	-
Net realized and unrealized gain (loss)	11,307,814	12,020,155	716,767
Net Increase (Decrease) in Net Assets from Operations	$14,418,987	$12,056,706	$2,434,672

See accompanying Notes to Financial Statements.

37

AXS Chesapeake Strategy Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Year Ended September 30, 2024

Investment Income:
Interest	$1,194,803
Total investment income	1,194,803

Expenses:
Advisory fees	653,376
Fund administration and accounting fees	129,971
Sub-transfer agent fees and expenses	52,114
Registration fees	44,020
Transfer agent fees and expenses	41,925
Distribution fees - Class C (Note 8)	36,284
Auditing fees	23,202
Chief Compliance Officer fees	18,005
Distribution fees - Class A (Note 8)	17,487
Custody fees	16,385
Shareholder reporting fees	14,993
Legal fees	13,047
Trustees' fees and expenses	12,654
Miscellaneous	4,899
Insurance fees	3,145
Total expenses	1,081,507
Advisory fees waived	(194,121)
Net expenses	887,386
Net investment income (loss)	307,417

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(6,641,134)
Foreign currency transactions	(25,264)
Net realized gain (loss)	(6,666,398)
Net change in unrealized appreciation (depreciation) on:
Futures contracts	1,541,791
Foreign currency translations	61,593
Net change in unrealized appreciation (depreciation)	1,603,384
Net realized and unrealized gain (loss)	(5,063,014)

Net Increase (Decrease) in Net Assets from Operations	$(4,755,597)

See accompanying Notes to Consolidated Financial Statements.

38

AXS FTSE Venture Capital Return Tracker Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(875,959)	$(742,867)
Net realized gain (loss) on investments and swap contracts	19,463,392	(13,646,736)
Net change in unrealized appreciation/depreciation on investments and swap contracts	25,838,856	45,361,704
Net increase (decrease) in net assets resulting from operations	44,426,289	30,972,101

Distributions to Shareholders:
Distributions:
Class A	-	(276,204)
Class I	-	(769,115)
Total distributions to shareholders	-	(1,045,319)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,843,379	2,728,955
Class C	160,900	443,317
Class I	16,035,132	12,427,108
Reinvestment of distributions:
Class A	-	272,094
Class I	-	755,975
Cost of shares redeemed:
Class A1	(19,986,271)	(14,470,874)
Class C2	(1,853,571)	(1,715,125)
Class I3	(50,663,647)	(33,235,967)
Net increase (decrease) in net assets from capital transactions	(52,464,078)	(32,794,517)

Total increase (decrease) in net assets	(8,037,789)	(2,867,735)

Net Assets:
Beginning of period	104,927,676	107,795,411
End of period	$96,889,887	$104,927,676

Capital Share Transactions:
Shares sold:
Class A	191,299	193,683
Class C	8,884	33,066
Class I	782,658	864,908
Shares reinvested:
Class A	-	21,526
Class I	-	58,968
Shares redeemed:
Class A	(968,670)	(1,032,573)
Class C	(96,698)	(129,361)
Class I	(2,349,496)	(2,320,290)
Net increase (decrease) in capital share transactions	(2,432,023)	(2,310,073)

[1]	Net of redemption fee proceeds of $2,641 and $8,484, respectively.
[2]	Net of redemption fee proceeds of $151 and $111, respectively.
[3]	Net of redemption fee proceeds of $1,912 and $1,131, respectively.

See accompanying Notes to Financial Statements.

39

AXS Merger Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$186,030	$437,709
Net realized gain (loss) on investments, purchased options contracts, securities sold short, written options contracts and foreign currency transactions	1,472,360	1,854,033
Net change in unrealized appreciation/depreciation on investments, securities sold shorts and foreign currency translations	(629,758)	434,799
Net increase (decrease) in net assets resulting from operations	1,028,632	2,726,541

Distributions to Shareholders:
Distributions:
Investor Class	(50,994)	(6,140)
Class I	(1,727,456)	(226,530)
Total distributions to shareholders	(1,778,450)	(232,670)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	22,261	10,198
Class I	144,193	864,507
Reinvestment of distributions:
Investor Class	45,783	5,863
Class I	1,719,881	225,877
Cost of shares redeemed:
Investor Class	(124,104)	(334,113)
Class I	(18,658,188)	(26,866,379)
Net increase (decrease) in net assets from capital transactions	(16,850,174)	(26,094,047)

Total increase (decrease) in net assets	(17,599,992)	(23,600,176)

Net Assets:
Beginning of period	33,736,608	57,336,784
End of period	$16,136,616	$33,736,608

Capital Share Transactions:
Shares sold:
Investor Class	2,102	966
Class I	13,126	80,102
Shares reinvested:
Investor Class	4,352	560
Class I	157,932	20,895
Shares redeemed:
Investor Class	(11,638)	(31,670)
Class I	(1,686,682)	(2,482,636)
Net increase (decrease) in capital share transactions	(1,520,808)	(2,411,783)

See accompanying Notes to Financial Statements.

40

AXS Market Neutral Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$343,934	$219,173
Net realized gain (loss)	(30,209)	1,094,636
Net change in unrealized appreciation/depreciation on investments and securities sold short	1,522,224	(938,091)
Net increase (decrease) in net assets resulting from operations	1,835,949	375,718

Distributions to shareholders:
Distributions:
Investor Class	(10,266)	-
Institutional Class	(230,988)	-
Total	(241,254)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	502,509	1,233,088
Class I	5,122,311	20,453,324
Reinvestment of distributions:
Investor Class	10,057	-
Class I	183,507	-
Cost of shares redeemed:
Investor Class[1]	(545,539)	(2,257,446)
Class I2	(10,198,856)	(22,131,511)
Net increase (decrease) in net assets from capital transactions	(4,926,011)	(2,702,545)

Total increase (decrease) in net assets	(3,331,316)	(2,326,827)

Net Assets:
Beginning of period	18,725,283	21,052,110
End of period	$15,393,967	$18,725,283

Capital Share Transactions:
Shares sold:
Investor Class	40,547	103,347
Class I	404,488	1,675,795
Shares reinvested:
Investor Class	861	-
Class I	15,343	-
Shares redeemed:
Investor Class	(44,923)	(191,297)
Class I	(795,349)	(1,861,709)
Net increase (decrease) in capital share transactions	(379,033)	(273,864)

[1]	Net of redemption fees of $0 and $89, respectively.
[2]	Net of redemption fees of $2,887 and $8,306, respectively.

See accompanying Notes to Financial Statements.

41

AXS Adaptive Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$997,287	$346,168
Net realized gain (loss) on purchased options contracts	1,738,190	(891,614)
Net change in unrealized appreciation/depreciation on investments and purchased options contracts	5,818,088	(707,813)
Net increase from payment by affiliates (Note 3)	-	389
Net increase (decrease) in net assets resulting from operations	8,553,565	(1,252,870)

Distributions to Shareholders:
Distributions:
Class I	(481,368)	(54,338)
Total distributions to shareholders	(481,368)	(54,338)

Capital Transactions:
Net proceeds from shares sold:
Class I	46,459,204	38,328,442
Reinvestment of distributions:
Class I	473,942	54,338
Cost of shares redeemed:
Class I	(27,646,055)	(17,685,246)
Net increase (decrease) in net assets from capital transactions	19,287,091	20,697,534

Total increase (decrease) in net assets	27,359,288	19,390,326

Net Assets:
Beginning of period	31,383,122	11,992,796
End of period	$58,742,410	31,383,122

Capital Share Transactions:
Shares sold:
Class I	4,203,149	3,795,237
Shares reinvested:
Class I	45,659	5,812
Shares redeemed:
Class I	(2,473,033)	(1,799,601)
Net increase (decrease) in capital share transactions	1,775,775	2,001,448

See accompanying Notes to Financial Statements.

42

AXS Income Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2024	For the Period Ended September 30, 2023[1]	For the Year Ended August 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,111,173	$624,677	$3,435,651
Net realized gain (loss) on investments and securities sold short	(413,219)	(321,108)	(9,811,144)
Net change in unrealized appreciation/depreciation on investments and securities sold short	11,721,033	(2,616,237)	4,395,505
Net increase (decrease) in net assets resulting from operations	14,418,987	(2,312,668)	(1,979,988)

Distributions to Shareholders:
Distributions:
Class A	(118,749)	(21,112)	(128,477)
Class D	(279,543)	(47,480)	(252,213)
Class I	(2,802,982)	(556,085)	(4,427,259)
Return of Capital:
Class A	(37,631)	(20,717)	(73,636)
Class D	(89,977)	(46,592)	(160,748)
Class I	(865,718)	(545,680)	(2,318,288)
Total distributions to shareholders	(4,194,600)	(1,237,666)	(7,360,621)

Capital Transactions:
Net proceeds from shares sold:
Class A	13,199	-	80,393
Class D	46,929	1,205	263,028
Class I	7,105,953	97,189	7,469,884
Reinvestment of distributions:
Class A	128,630	34,580	160,281
Class D	310,658	79,427	361,759
Class I	3,365,322	1,012,287	6,209,793
Cost of shares redeemed:
Class A	(525,088)	(24,149)	(1,102,051)
Class D	(741,513)	(51,886)	(1,654,694)
Class I	(29,163,040)	(1,121,722)	(62,245,818)
Net increase (decrease) in net assets from capital transactions	(19,458,950)	26,931	(50,457,425)

Total increase (decrease) in net assets	(9,234,563)	(3,523,403)	(59,798,034)

Net Assets:
Beginning of period	67,644,978	71,168,381	130,966,415
End of period	$58,410,415	$67,644,978	$71,168,381

Capital Share Transactions:
Shares sold:
Class A	841	-	5,379
Class D	3,090	83	18,602
Class I	453,929	6,513	510,055
Shares reinvested:
Class A	8,068	2,410	11,638
Class D	19,950	5,657	26,816
Class I	210,657	70,298	450,343
Shares redeemed:
Class A	(33,807)	(1,666)	(76,074)
Class D	(48,478)	(3,665)	(117,204)
Class I	(1,895,790)	(76,656)	(4,349,615)
Net increase (decrease) in capital share transactions	(1,281,540)	2,974	(3,520,060)

[1]	Fiscal year end changed to September 30, effective September 1, 2023.

See accompanying Notes to Financial Statements.

43

AXS Dynamic Opportunity Fund^

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended September 30, 2024	For the Period Ended September 30, 2023 *	For the Year Ended December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$36,551	$405,115	$(376,367)
Net realized gain (loss) on investments, purchased options contracts, securities sold short and written options contracts	8,895,808	(553,631)	5,460,466
Net change in unrealized appreciation/depreciation on investments, purchased options contracts and securities sold short	3,124,054	628,842	(17,331,415)
Net increase from payments by affiliates (Note 3)	293	-	-
Net increase (decrease) in net assets resulting from operations	12,056,706	480,326	(12,247,316)

Distributions to Shareholders:
Distributions:
Class A	(18,756)	-	(138,328)
Class I	(656,531)	-	(4,759,902)
Total distributions to shareholders	(675,287)	-	(4,898,230)

Capital Transactions:
Net proceeds from shares sold:
Class A	180	11,260	203,034
Class I	3,547,138	8,067,331	10,295,894
Reinvestment of distributions:
Class A	18,745	-	126,158
Class I	648,830	-	4,708,168
Cost of shares redeemed:
Class A [1]	(453,049)	(407,974)	(846,109)
Class I [2]	(12,946,170)	(32,642,117)	(23,838,317)
Net increase (decrease) in net assets from capital transactions	(9,184,326)	(24,971,500)	(9,351,172)

Total increase (decrease) in net assets	2,197,093	(24,491,174)	(26,496,718)

Net Assets:
Beginning of period	54,189,427	78,680,601	105,177,319
End of period	$56,386,520	$54,189,427	$78,680,601

Capital Share Transactions:
Shares sold:
Class A	8	696	10,849
Class I	180,312	475,820	539,109
Shares reinvested:
Class A	1,069	-	7,572
Class I	36,329	-	277,604
Shares redeemed:
Class A	(24,082)	(24,536)	(45,175)
Class I	(690,584)	(1,937,971)	(1,229,705)
Net increase (decrease) in capital share transactions	(496,948)	(1,485,991)	(439,746)

^	With the Plan of Reorganization with respect to the AXS Dynamic Opportunity Fund (formerly, ACM Dynamic Opportunity Fund), Class A and Class I shareholders received Class A and Class I shares of the AXS Dynamic Opportunity Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to September 30, effective July 1, 2023.
[1]	Net of redemption fee proceeds of $1, $19, and $113, respectively.
[2]	Net of redemption fee proceeds of $1, $4,422, and $178, respectively.

See accompanying Notes to Financial Statements.

44

AXS Tactical Income Fund ^

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2024	For the Period Ended September 30, 2023 *	For the Year Ended December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,717,905	$1,706,544	$1,281,114
Net realized gain (loss) on investments and securities sold short	(80,020)	(2,026,305)	(4,291,148)
Net change in unrealized appreciation/depreciation on investments	796,787	202,020	(1,534,346)
Net increase (decrease) in net assets resulting from operations	2,434,672	(117,741)	(4,544,380)

Distributions to Shareholders:
Distributions:
Class A	(61,900)	(75,329)	(68,106)
Class I	(1,650,436)	(1,644,968)	(1,207,069)
Total distributions to shareholders	(1,712,336)	(1,720,297)	(1,275,175)

Capital Transactions:
Net proceeds from shares sold:
Class A	10,473	127,251	802,502
Class I	3,839,263	3,154,800	8,916,241
Reinvestment of distributions:
Class A	61,461	66,097	51,235
Class I	1,633,522	1,615,166	1,173,708
Cost of shares redeemed:
Class A [1]	(496,229)	(596,184)	(2,317,268)
Class I [2]	(8,357,870)	(9,695,476)	(25,242,685)
Net increase (decrease) in net assets from capital transactions	(3,309,380)	(5,328,346)	(16,616,267)

Total increase (decrease) in net assets	(2,587,044)	(7,166,384)	(22,435,822)

Net Assets:
Beginning of period	36,501,719	43,668,103	66,103,925
End of period	$33,914,675	$36,501,719	$43,668,103

Capital Share Transactions:
Shares sold:
Class A	1,173	14,154	83,216
Class I	434,536	347,072	926,776
Shares reinvested:
Class A	6,957	7,415	5,472
Class I	186,040	181,003	124,902
Shares redeemed:
Class A	(56,235)	(66,915)	(244,479)
Class I	(953,419)	(1,083,492)	(2,630,855)
Net increase (decrease) in capital share transactions	(380,948)	(600,763)	(1,734,968)

^	With the Plan of Reorganization with respect to the AXS Tactical Income Fund (formerly, ACM Tactical income Fund), Class A and Class I shareholders received Class A and Class I shares of the AXS Tactical Income Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to September 30, effective July 1, 2023.
[1]	Net of redemption fee proceeds of $0, $1,887, and $6, respectively.
[2]	Net of redemption fee proceeds of $5, $1,309, and $99, respectively.

See accompanying Notes to Financial Statements.

45

AXS Chesapeake Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$307,417	$666,284
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(6,666,398)	523,510
Net change in unrealized appreciation/depreciation on futures contracts and foreign currency transactions	1,603,384	(2,932,520)
Net increase (decrease) in net assets resulting from operations	(4,755,597)	(1,742,726)

Distributions to Shareholders:
Distributions:
Class A	(107,448)	(111,507)
Class C	(15,294)	(41,049)
Class I	(630,455)	(687,139)
Total distributions to shareholders	(753,197)	(839,695)

Capital Transactions:
Net proceeds from shares sold:
Class A	332,022	1,267,163
Class C	14,750	130,217
Class I	4,627,108	22,367,173
Reinvestment of distributions:
Class A	103,353	105,628
Class C	14,482	38,016
Class I	561,805	616,683
Cost of shares redeemed:
Class A	(1,654,103)	(1,930,347)
Class C	(974,709)	(1,831,272)
Class I	(13,525,167)	(24,965,925)
Net increase (decrease) in net assets from capital transactions	(10,500,459)	(4,202,664)

Total increase (decrease) in net assets	(16,009,253)	(6,785,085)

Net Assets:
Beginning of period	54,141,627	60,926,712
End of period	$38,132,374	$54,141,627

Capital Share Transactions:
Shares sold:
Class A	28,719	105,815
Class C	1,198	10,206
Class I	402,016	1,821,802
Shares reinvested:
Class A	9,404	8,967
Class C	1,240	3,049
Class I	50,522	51,735
Shares redeemed:
Class A	(146,325)	(159,650)
Class C	(80,252)	(141,462)
Class I	(1,175,648)	(2,052,111)
Net increase (decrease) in capital share transactions	(909,126)	(351,649)

See accompanying Notes to Consolidated Financial Statements.

46

AXS Merger Fund

STATEMENT OF CASH FLOWS

For the year Ended September 30, 2024

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$1,028,632
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(34,927,555)
Sales of long-term investments	42,231,047
Return of capital dividends received	(21,753)
Purchased options contracts	(474)
Proceeds from securities sold short	7,519,906
Cover short securities	(8,755,776)
Purchase/Sale of short-term investments, net	13,279,259
(Increase) Decrease in Assets:
Investment securities sold receivable	257,996
Dividends and interest receivables	59,894
Other assets	(188)
Increase (Decrease) in Liabilities:
Foreign currency payable	7,810
Payables for securities purchased	(88,505)
Advisory fees payable	(7,581)
Payables for dividends and interest on securities sold short	2,023
Accrued expenses	(3,321)
Net realized (gain)/loss	(1,182,218)
Net change in unrealized appreciation/depreciation	626,409
Net cash provided by (used for) operating activities	20,025,605

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	165,465
Cost of shares redeemed	(18,782,236)
Dividends paid to shareholders, net of reinvestments	(12,786)
Net cash provided by (used for) financing activities	(18,629,557)

Net increase (decrease) in cash	1,396,048

Cash and cash equivalents
Beginning cash balance	41,303
Beginning cash held at broker	6,501,295
Total beginning cash and cash equivalents	6,542,598

Ending cash balance	3,826,047
Ending cash held at broker broker	4,112,599
Total ending cash and cash equivalents	$7,938,646
Supplemental disclosure of interest expense paid	$7,188

Non cash financing activities not included herein consist of $1,765,664 of reinvest dividends.

See accompanying Notes to Financial Statements.

47

AXS Market Neutral Fund

STATEMENT OF CASH FLOWS

For the Year Ended September 30, 2024

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$1,835,949
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(7,598,650)
Sales of long-term investments	12,579,836
Proceeds from securities sold short	3,436,125
Cover short securities	(9,698,465)
Purchase/Sale of short-term investments, net	36,868
(Increase) Decrease in Assets:
Dividends and interest receivables	2,931
Prepaid expenses and other assets	2,244
Increase (Decrease) in Liabilities:
Payables for dividends on securities sold short	(16,272)
Advisory fees payable	(1,809)
Accrued expenses	11,075
Net realized (gain)/loss	29,708
Net change in unrealized appreciation/depreciation	(1,522,224)
Net cash provided by (used for) operating activities	(902,684)

Cash flows provided by (used for) financing activities:
Borrowings from Broker	7,722,860
Proceeds from shares sold	5,596,077
Cost of shares redeemed	(10,734,380)
Dividends paid to shareholders, net of reinvestments	(47,690)
Net cash provided (used for) by financing activities	2,536,867

Net increase (decrease) in cash	1,634,183

Cash and cash equivalents
Beginning cash held at broker	169,085
Beginning segregated cash held by custodian	11,682,370
Total beginning cash and cash equivalents	11,851,455

Ending cash balance	211,202
Ending cash held at broker	13,274,436
Total ending cash and cash equivalents	$13,485,638

Non cash financing activities not included herein consist of $193,564 of reinvested dividends.

See accompanying Notes to Financial Statements.

48

AXS Income Opportunities Fund

STATEMENT OF CASH FLOWS

For the Year Ended September 30, 2024

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$14,418,987
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(43,774,953)
Sales of long-term investments	62,618,701
Return of capital dividends received	1,314,842
Purchase/Sale of short-term investments, net	(678,239)
(Increase) Decrease in Assets:
Investment securities sold receivable	(127,980)
Dividends and interest receivables	299,588
Prepaid expenses and other assets	15,269
Increase (Decrease) in Liabilities:
Investment securities purchased payable	47,217
Cash Due to Broker	46,890
Interest expense	3,693
Advisory fees payable	2,680
Accrued expenses	7,516
Net realized (gain)/loss	444,649
Net change in unrealized appreciation/depreciation	(11,721,033)
Net cash provided by (used for) operating activities	22,917,827

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	7,161,493
Cost of shares redeemed	(30,436,324)
Dividends paid to shareholders, net of reinvestments	(389,990)
Loan payable	632,024
Net cash provided by (used for) financing activities	(23,032,797)

Net Increase (Decrease) in cash	(114,970)

Cash and cash equivalents
Beginning cash balance	150,000
Beginning cash held at broker	-
Total beginning cash and cash equivalents	150,000

Ending cash balance	35,030
Ending cash held at broker	-
Total ending cash and cash equivalents	$35,030
Supplemental disclosure of interest expense paid	$678,804

Non cash financing activities not included herein consist of $3,804,610 of reinvested dividends.

See accompanying Notes to Financial Statements.

49

AXS FTSE Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.77	$11.99	$35.13	$31.14	$18.26
Income from Investment Operations:
Net investment income (loss)[1]	(0.18)	(0.12)	(0.21)	(0.34)	(0.18)
Net realized and unrealized gain (loss)	7.43	4.00	(16.26)	9.73	13.04
Net increase from payment by affiliates	-	-	- [2,3]	- [2,3]	-
Total from investment operations	7.25	3.88	(16.47)	9.39	12.86

Less Distributions:
From net investment income	-	(0.10)	(2.56)	-	-
From net realized gain	-	-	(4.11)	(5.41)	-
Total distributions	-	(0.10)	(6.67)	(5.41)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	0.01	0.02

Net asset value, end of period	$23.02	$15.77	$11.99	$35.13	$31.14

Total return[4]	45.97%	32.56%	(57.66)%	33.23%	70.54%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,142	$32,897	$34,824	$103,229	$82,691

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.97%	1.97%	2.07%	1.85%	1.89%
After fees waived and expenses absorbed/recovered	1.75%	1.75%	1.75%	1.76%	1.75%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed/recovered	(1.10)%	(1.03)%	(1.29)%	(1.11)%	(0.90)%
After fees waived and expenses absorbed/recovered	(0.88)%	(0.81)%	(0.97)%	(1.02)%	(0.76)%

Portfolio turnover rate	29%	24%	72%	100%	115%

*	Financial information from October 1, 2019 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS FTSE Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Affiliate reimbursed the Fund $3,927 and $1,532 for error during processing for the years ended September 30, 2021 and 2022, respectively. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

50

AXS FTSE Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.76	$11.22	$33.33	$29.98	$17.71
Income from Investment Operations:
Net investment income (loss)[1]	(0.31)	(0.21)	(0.36)	(0.57)	(0.34)
Net realized and unrealized gain (loss)	6.94	3.75	(15.28)	9.32	12.60
Net increase from payment by affiliates	-	-	- [2,3]	- [2,3]	-
Total from investment operations	6.63	3.54	(15.64)	8.75	12.26

Less Distributions:
From net investment income	-	-	(2.36)	-	-
From net realized gain	-	-	(4.11)	(5.41)	-
Total distributions	-	-	(6.47)	(5.41)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	0.01	0.01

Net asset value, end of period	$21.39	$14.76	$11.22	$33.33	$29.98

Total return[4]	44.92%	31.55%	(57.99)%	32.26%	69.28%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,086	$4,115	$4,210	$14,776	$11,205

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.72%	2.72%	2.82%	2.60%	2.64%
After fees waived and expenses absorbed/recovered	2.50%	2.50%	2.50%	2.51%	2.50%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed/recovered	(1.85)%	(1.78)%	(2.04)%	(1.86)%	(1.64)%
After fees waived and expenses absorbed/recovered	(1.63)%	(1.56)%	(1.72)%	(1.77)%	(1.50)%

Portfolio turnover rate	29%	24%	72%	100%	115%

*	Financial information from October 1, 2019 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS FTSE Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Affiliate reimbursed the Fund $3,927 and $1,532 for error during processing for the years ended September 30, 2021 and 2022, respectively. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.

See accompanying Notes to Financial Statements.

51

AXS FTSE Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.02	$12.20	$35.63	$31.45	$18.40
Income from Investment Operations:
Net investment income (loss)[1]	(0.13)	(0.08)	(0.16)	(0.26)	(0.12)
Net realized and unrealized gain (loss)	7.57	4.05	(16.53)	9.84	13.16
Net increase from payment by affiliates	-	-	- [2,3]	- [2,3]	-
Total from investment operations	7.44	3.97	(16.69)	9.58	13.04

Less Distributions:
From net investment income	-	(0.15)	(2.64)	-	-
From net realized gain	-	-	(4.11)	(5.41)	-
Total distributions	-	(0.15)	(6.75)	(5.41)	-

Redemption fee proceeds[1]	- [2]	- [2]	0.01	0.01	0.01

Net asset value, end of period	$23.46	$16.02	$12.20	$35.63	$31.45

Total return[4]	46.44%	32.80%	(57.56)%	33.54%	70.92%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$62,662	$67,916	$68,761	$257,170	$148,199

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.72%	1.72%	1.82%	1.60%	1.64%
After fees waived and expenses absorbed/recovered	1.50%	1.50%	1.50%	1.51%	1.50%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed/recovered	(0.85)%	(0.78)%	(1.04)%	(0.86)%	(0.66)%
After fees waived and expenses absorbed/recovered	(0.63)%	(0.56)%	(0.72)%	(0.77)%	(0.52)%

Portfolio turnover rate	29%	24%	72%	100%	115%

*	Financial information from October 1, 2019 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS FTSE Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Affiliate reimbursed the Fund $3,927 and $1,532 for error during processing for the years ended September 30, 2021 and 2022, respectively. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

52

AXS Merger Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,			For the Period January 1, 2021 through	For the Year Ended December 31,
	2024	2023	2022	September 30, 2021**	2020	2019
Net asset value, beginning of period	$11.37	$10.66	$10.60	$10.62	$10.79	$10.78
Income from Investment Operations:
Net investment income (loss)[1]	0.09	0.12	(0.09)	(0.10)	(0.11)	(0.05)
Net realized and unrealized gain (loss)	0.36	0.65	0.26	0.08	0.15	0.55
Total from investment operations	0.45	0.77	0.17	(0.02)	0.04	0.50

Less Distributions:
From net investment income	(0.11)	-	-	-	(0.01)	-
From net realized gain	(0.56)	(0.06)	(0.11)	-	(0.20)	(0.49)
Total distributions	(0.67)	(0.06)	(0.11)	-	(0.21)	(0.49)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	-	-

Net asset value, end of period	$11.15	$11.37	$10.66	$10.60	$10.62	$10.79

Total return[3]	4.10%	7.23%	1.61%	(0.19)%[4]	0.37%	4.66%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,327	$32,853	$56,195	$75,415	$96,768	$164,058

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	2.67%	2.33%	2.30%	2.56%[5]	2.06%[7]	2.28%
After fees waived and expenses absorbed/recovered[6]	2.09%	1.82%	2.00%	2.36%[5]	2.01%[7]	2.28%
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.26%	0.60%	(1.18)%	(1.43)%[5]	(1.11)%	(0.45)%
After fees waived and expenses absorbed/recovered	0.84%	1.11%	(0.88)%	(1.23)%[5]	(1.06)%	(0.45)%

Portfolio turnover rate	280%	303%	218%	184%[4]	256%	298%

*	Financial information from January 1, 2018 through December 31, 2020 is for the Kellner Merger Fund, which was reorganized into the AXS Merger Fund as of the close of business on January 22, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective January 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If dividends on securities sold short, interest expense and extraordinary expenses had been excluded, the expense ratios would have been lowered by 0.59%, 0.32% and 0.50% for the years ended September 30, 2024, 2023 and 2022 and 0.86% for the period January 1, 2021 through September 30, 2021. For the years ended December 31, 2020 and 2019, the ratios would have been lowered by 0.51% and 0.78%, respectively.
[7]	Includes extraordinary expenses of 0.02% that occurred during the Fund’s fiscal year ended December 31, 2020.

See accompanying Notes to Financial Statements.

53

AXS Merger Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,			For the Period January 1, 2021 through		For the Year Ended December 31,
	2024	2022	2022	September 30, 2021**		2020	2019
Net asset value, beginning of period	$10.98	$10.32	$10.29	$10.33		$10.52	$10.54
Income from Investment Operations:
Net investment income (loss)[1]	0.06	0.09	(0.12)	(0.12)		(0.14)	(0.08)
Net realized and unrealized gain (loss)	0.34	0.63	0.26	0.08		0.15	0.55
Total from investment operations	0.40	0.72	0.14	(0.04)		0.01	0.47

Less Distributions:
From net investment income	(0.08)	-	-	-		-	-
From net realized gain	(0.56)	(0.06)	(0.11)	-		(0.20)	(0.49)
Total distributions	(0.64)	(0.06)	(0.11)	-		(0.20)	(0.49)

Redemption fee proceeds[1]	-	-	-	-	[2]	-	-

Net asset value, end of period	$10.74	$10.98	$10.32	$10.29		$10.33	$10.52

Total return[3]	3.77%	6.98%	1.37%	(0.39)%[4]		0.08%	4.48%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$810	$884	$1,142	$1,532		$1,634	$1,990

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	2.92%	2.58%	2.55%	2.81%[5]		2.31%[7]	2.53%
After fees waived and expenses absorbed/recovered[6]	2.34%	2.07%	2.25%	2.61%[5]		2.26%[7]	2.53%
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.01%	0.35%	(1.43)%	(1.68)%[5]		(1.39)%	(0.71)%
After fees waived and expenses absorbed/recovered	0.59%	0.86%	(1.13)%	(1.48	)%5	(1.34)%	(0.71)%

Portfolio turnover rate	280%	303%	218%	184%[4]		256%	298%

*	Financial information from January 1, 2018 through December 31, 2020 is for the Kellner Merger Fund, which was reorganized into the AXS Merger Fund as of the close of business on January 22, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective January 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If dividends on securities sold short, interest expense and extraordinary expenses had been excluded, the expense ratios would have been lowered by 0.59%, 0.32% and 0.50% for the years ended September 30, 2024, 2023 and 2022 and 0.86% for the period January 1, 2021 through September 30, 2021. For the years ended December 31, 2020 and 2019, the ratios would have been lowered by 0.51% and 0.78%, respectively.
[7]	Includes extraordinary expenses of 0.02% that occurred during the Fund’s fiscal year ended December 31, 2020.

See accompanying Notes to Financial Statements.

54

AXS Market Neutral Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,			For the Period July 1, 2021 through		For the Year Ended June 30,
	2024	2023	2022	September 30, 2021**		2021	2020
Net asset value, beginning of period	$11.98	$11.46	$9.94	$10.06		$10.15	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.21	0.08	(0.08)	(0.04)		(0.15)	(0.11)
Net realized and unrealized gain (loss)	1.05	0.44	1.60	(0.08)		0.06	0.26
Total from investment operations	1.26	0.52	1.52	(0.12)		(0.09)	0.15

Less Distributions:
From net investment income	(0.12)	-	-	-		-	-
From net realized gain	-	-	-	-		-	-
Total distributions	(0.12)	-	-	-		-	-

Redemption fee proceeds[1]	-	- [2]	- [2]	-		- [2]	-

Net asset value, end of period	$13.12	$11.98	$11.46	$9.94		$10.06	$10.15

Total return[3]	10.63%	4.54%	15.29%	(1.19)%[4]		(0.89)%	1.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,126	$1,070	$2,031	$2,042		$2,188	$7,155

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	4.47%	4.76%	4.65%	5.36%[6]		5.97%	4.86%
After fees waived and expenses absorbed/recovered[5]	3.46%	3.95%	3.88%	4.36%[6]		4.22%	4.34%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.66%	(0.10)%	(1.51)%	(2.67)%[6]		(3.21)%	(1.61)%
After fees waived and expenses absorbed/recovered	1.67%	0.71%	(0.74)%	(1.67)%[6]		(1.46)%	(1.09)%

Portfolio turnover rate	30%	127%	42%	15	%4	91%	137%

*	Financial information for the year ended June 30, 2020 through March 5, 2021 is for the AXS Market Neutral Fund (formerly, Cognios Market Neutral Large Cap Fund), which was reorganized into the AXS Market Neutral Fund as of the close of business on March 5, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 1.76% for the year ended September 30, 2024. For the periods ended September 30, 2023, 2022 and 2021, the periods ended June 30, 2021 and 2020, the ratios would have been lowered by 2.25%, 2.18%, 2.66%, 2.52%, and 2.64%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

55

AXS Market Neutral Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,			For the Period July 1, 2021 through	For the Year Ended June 30,
	2024	2023	2022	September 30, 2021**	2021	2020
Net asset value, beginning of period	$12.30	$11.73	$10.15	$10.28	$10.35	$10.17
Income from Investment Operations:
Net investment income (loss)[1]	0.24	0.12	(0.06)	(0.04)	(0.12)	(0.08)
Net realized and unrealized gain (loss)	1.09	0.45	1.64	(0.09)	0.05	0.26
Total from investment operations	1.33	0.57	1.58	(0.13)	(0.07)	0.18

Less Distributions:
From net investment income	(0.16)	-	-	-	-	-
From net realized gain	-	-	-	-	-	-
Total distributions	(0.16)	-	-	-	-	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-	- [2]	-

Net asset value, end of period	$13.47	$12.30	$11.73	$10.15	$10.28	$10.35

Total return[3]	11.02%	4.86%	15.57%	(1.26)%[4]	(0.68)%	1.77%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,268	$17,655	$19,021	$7,493	$9,537	$31,433

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	4.22%	4.51%	4.40%	5.11%[6]	5.72%	4.61%
After fees waived and expenses absorbed/recovered[5]	3.21%	3.70%	3.63%	4.11%[6]	3.97%	4.09%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.91%	0.15%	(1.26)%	(2.42)%[6]	(2.96)%	(1.36)%
After fees waived and expenses absorbed/recovered	1.92%	0.96%	(0.49)%	(1.42)%[6]	(1.21)%	(0.84)%

Portfolio turnover rate	30%	127%	42%	15%[4]	91%	137%

*	Financial information for the year ended June 30, 2020 through March 5, 2021 is for the AXS Market Neutral Fund (formerly, Cognios Market Neutral Large Cap Fund), which was reorganized into the AXS Market Neutral Fund as of the close of business on March 5, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 1.76% for the year ended September 30, 2024. For the periods ended September 30, 2023, 2022 and 2021, the periods ended June 30, 2021 and 2020, the ratios would have been lowered by 2.25%, 2.18%, 2.66%, 2.52%, and 2.64%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

56

AXS Adaptive Plus Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Period September 15, 2022* through September 30, 2022
Net asset value, beginning of period	$9.92	$10.31	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.23	0.16	- [2]
Net realized and unrealized gain (loss) on investments and purchased options contracts	1.87	(0.52)	0.31
Net increase from payment by affiliates (Note 3)	-	- [2]	-
Total from investment operations	2.10	(0.36)	0.31

Less Distributions:
From net investment income	(0.13)	(0.03)	-
Total distributions	(0.13)	(0.03)	-

Net asset value, end of period	$11.89	$9.92	$10.31

Total return[3]	21.42%	(3.51)%	3.10%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$58,742	$31,383	$11,993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.02%	2.31%	19.43%[5]
After fees waived and expenses absorbed/recovered	1.99%	1.99%	1.99%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.01%	1.29%	(17.50)%[5]
After fees waived and expenses absorbed/recovered	2.04%	1.61%	(0.06)%[5]

Portfolio turnover rate	-%	-%	-%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

57

AXS Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended	For the Period Ended	For the Year Ended August 31,
	September 30, 2024	September 30, 2023[1]	2023	2022	2021	2020
Net asset value, beginning of period	$14.38	$15.13	$15.91	$19.02	$15.74	$21.77
Income from Investment Operations:
Net investment income (loss)[2]	0.77	0.13	0.49	0.41	0.30	0.68
Net realized and unrealized gain (loss)	3.02	(0.62)	(0.19)	(2.45)	4.06	(5.48)
Total from investment operations	3.79	(0.49)	0.30	(2.04)	4.36	(4.80)

Less Distributions:
From net investment income	(0.82)	(0.13)	(0.64)	(0.42)	(0.57)	(0.90)
From return of capital	(0.27)	(0.13)	(0.44)	(0.65)	(0.51)	(0.33)
Total distributions	(1.09)	(0.26)	(1.08)	(1.07)	(1.08)	(1.23)

Net asset value, end of period	$17.08	$14.38	$15.13	$15.91	$19.02	$15.74

Total return[3]	27.06%	(3.23)%[4]	2.81%	(11.15)%	28.78%	(22.43)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,347	$2,334	$2,445	$3,509	$7,427	$14,444

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	3.06%	2.95%[6]	2.35%	1.81%	1.65%	1.82%
After fees waived and expenses absorbed/recovered[5]	2.77%	2.45%[6]	2.23%	1.76%	1.69%	1.80%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	4.65%	10.28%[6]	3.26%	2.24%	1.80%	3.34%
After fees waived and expenses absorbed/recovered	4.94%	10.78%[6]	3.38%	2.29%	1.76%	3.36%

Portfolio turnover rate	63%	5%[4]	46%	93%	149%	153%

*	Financial information from August 31, 2020 through May 13, 2022 is for the Orinda Income Opportunities Fund, which was reorganized into the AXS Income Opportunities Fund as of the close of business on May 13, 2022. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Fiscal year end changed to September 30, effective September 1, 2023.
[2]	Based on average shares outstanding for the period.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lower by 1.12% for the year ended September 30, 2024. For the period ended September 30, 2023, the expense ratios would have been lower by 0.80%. For years ended August 31, 2023, 2022, 2021, and 2020, the expense ratios would have been lower by 0.58%, 0.17%, 0.08%, and 0.25%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

58

AXS Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Class D*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended	For the Period Ended	For the Year Ended August 31,
	September 30, 2024	September 30, 2023[1]	2023	2022	2021	2020
Net asset value, beginning of period	$14.06	$14.79	$15.56	$18.66	$15.49	$21.52
Income from Investment Operations:
Net investment income (loss)[2]	0.64	0.12	0.37	0.27	0.15	0.49
Net realized and unrealized gain (loss)	2.94	(0.61)	(0.16)	(2.40)	4.00	(5.36)
Total from investment operations	3.58	(0.49)	0.21	(2.13)	4.15	(4.87)

Less Distributions:
From net investment income	(0.73)	(0.12)	(0.58)	(0.32)	(0.47)	(0.83)
From return of capital	(0.24)	(0.12)	(0.40)	(0.65)	(0.51)	(0.33)
Total distributions	(0.97)	(0.24)	(0.98)	(0.97)	(0.98)	(1.16)

Net asset value, end of period	$16.67	$14.06	$14.79	$15.56	$18.66	$15.49

Total return[3]	26.13%	(3.34)%[4]	2.12%	(11.90)%	27.80%	(22.99)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,302	$5,673	$5,936	$7,364	$10,420	$9,626

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	3.81%	3.70%[6]	3.10%	2.56%	2.40%	2.70%
After fees waived and expenses absorbed/recovered[5]	3.52%	3.20%[6]	2.98%	2.51%	2.43%	2.68%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	3.90%	9.53%[6]	2.51%	1.49%	0.90%	2.65%
After fees waived and expenses absorbed/recovered	4.19%	10.03%[6]	2.63%	1.54%	0.88%	2.67%

Portfolio turnover rate	63%	5%[4]	46%	93%	149%	153%

*	Financial information from August 31, 2020 through May 13, 2022 is for the Orinda Income Opportunities Fund, which was reorganized into the AXS Income Opportunities Fund as of the close of business on May 13, 2022. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Fiscal year end changed to September 30, effective September 1, 2023.
[2]	Based on average shares outstanding for the period.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lower by 1.12% for the year ended September 30, 2024. For the period ended September 30, 2023, the expense ratios would have been lower by 0.80%. For years ended August 31, 2023, 2022, 2021, and 2020, the expense ratios would have been lower by 0.58%, 0.17%, 0.09%, and 0.34%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

59

AXS Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the	For the		For the Year Ended August 31,
	Year Ended	Period Ended
	September 30, 2024	September 30, 2023[1]		2023	2022	2021	2020
Net asset value, beginning of period	$14.43	$15.19		$15.96	$19.08	$15.78	$21.83
Income from Investment Operations:
Net investment income (loss)[2]	0.81	0.13		0.53	0.45	0.32	0.67
Net realized and unrealized gain (loss)	3.03	(0.62)		(0.18)	(2.46)	4.10	(5.44)
Total from investment operations	3.84	(0.49)		0.35	(2.01)	4.42	(4.77)

Less Distributions:
From net investment income	(0.85)	(0.14)		(0.67)	(0.46)	(0.61)	(0.95)
From return of capital	(0.28)	(0.13)		(0.45)	(0.65)	(0.51)	(0.33)
Total distributions	(1.13)	(0.27)		(1.12)	(1.11)	(1.12)	(1.28)

Net asset value, end of period	$17.14	$14.43		$15.19	$15.96	$19.08	$15.78

Total return[3]	27.35%	(3.23)	% [4]	3.16%	(10.97)%	29.12%	(22.22)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,761	$59,638		$62,787	$120,093	$181,351	$150,062

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	2.81%	2.70	% [6]	2.10%	1.56%	1.40%	1.71%
After fees waived and expenses absorbed/recovered[5]	2.52%	2.20	% [6]	1.98%	1.51%	1.43%	1.69%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	4.90%	10.53	% [6]	3.51%	2.49%	1.88%	3.65%
After fees waived and expenses absorbed/recovered	5.19%	11.03	% [6]	3.63%	2.53%	1.85%	3.67%

Portfolio turnover rate	63%	5	% [4]	46%	93%	149%	153%

*	Financial information from August 31, 2020 through May 13, 2022 is for the Orinda Income Opportunities Fund, which was reorganized into the AXS Income Opportunities Fund as of the close of business on May 13, 2022. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Fiscal year end changed to September 30, effective September 1, 2023.
[2]	Based on average shares outstanding for the period.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lower by 1.12% for the year ended September 30, 2024. For the period ended September 30, 2023, the expense ratios would have been lower by 0.80%. For years ended August 31, 2023, 2022, 2021, and 2020, the expense ratios would have been lower by 0.58%, 0.17%, 0.09%, and 0.35%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

60

AXS Dynamic Opportunity Fund^

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the	For the
	Year Ended	Period Ended		For the Year Ended December 31,
	September 30, 2024	September 30, 2023 **		2022	2021	2020	2019
Net asset value, beginning of period	$16.73	$16.58		$20.32	$20.67	$17.63	$17.33
Income from Investment Operations:
Net investment income (loss) [1]	(0.03)	0.07		(0.13)	(0.25)	(0.30)	(0.20)
Net realized and unrealized gain (loss)	4.12	0.08		(2.50)	0.39	4.25	0.56
Total from investment operations	4.09	0.15		(2.63)	0.14	3.95	0.36

Less Distributions:
From net investment income	(0.19)	-		(1.11)	(0.49)	(0.89)	(0.06)
From return of capital	-	-		-	- [2]	(0.02)	-
Total distributions	(0.19)	-		(1.11)	(0.49)	(0.91)	(0.06)

Redemption fee proceeds [1]	- [2]	-	[2]	- [2]	- [2]	- [2]	-
Net asset value, end of period	$20.63	$16.73		$16.58	$20.32	$20.67	$17.63

Total return [5]	24.62%	0.90	% [4]	(12.98)%	0.70%	22.37%	2.09%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,730	$1,787		$2,167	$3,200	$2,609	$3,686

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed [5]	2.12%	2.10	% [6]	2.05%	1.94%	2.07%	1.95%
After fees waived and expenses absorbed [5]	2.04%	2.10	% [6]	2.05%	1.94%	2.07%	1.95%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.26)%	0.58	% [6]	(0.70)%	(1.18)%	(1.61)%	(1.10)%
After fees waived and expenses absorbed	(0.18)%	0.58	% [6]	(0.70)%	(1.18)%	(1.61)%	(1.10)%

Portfolio turnover rate	577%	649	% [4]	742%	330%	437%	325%

^	With the Plan of Reorganization with respect to the AXS Dynamic Opportunity Fund (formerly, ACM Dynamic Opportunity Fund), Class A shareholders received Class A shares of the AXS Dynamic Opportunity Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Financial information from January 1, 2019 through May 12, 2023 is for the ACM Dynamic Opportunity Fund, which was reorganized into the AXS Dynamic Opportunity Fund as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2023.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have remained unchanged for the year ended September 30, 2024. For the period ended September 30, 2023, the expense ratios would have been lower by 0.07%. For the years ended December 31, 2022, 2021, 2020, and 2019, the ratios would have been lower by 0.08%, 0.06%, 0.10%, and 0.02%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

61

AXS Dynamic Opportunity Fund^

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the	For the
	Year Ended	Period Ended		For the Year Ended December 31,
	September 30, 2024	September 30, 2023 **		2022	2021	2020	2019
Net asset value, beginning of period	$17.07	$16.88		$20.62	$20.92	$17.82	$17.48
Income from Investment Operations:
Net investment income (loss) [1]	0.01	0.11		(0.08)	(0.20)	(0.26)	(0.15)
Net realized and unrealized gain (loss)	4.20	0.08		(2.55)	0.39	4.27	0.55
Total from investment operations	4.21	0.19		(2.63)	0.19	4.01	0.40

Less Distributions:
From net investment income	(0.23)	-		(1.11)	(0.49)	(0.89)	(0.06)
From return of capital	-	-		-	- [2]	(0.02)	-
Total distributions	(0.23)	-		(1.11)	(0.49)	(0.91)	(0.06)

Redemption fee proceeds [1]	- [2]	-	[2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$21.05	$17.07		$16.88	$20.62	$20.92	$17.82

Total return [3]	24.93%	1.13	% [4]	(12.79)%	0.93%	22.47%	2.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$54,657	$52,402		$76,514	$101,977	$83,874	$70,270

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed [5]	1.87%	1.85	% [6]	1.80%	1.69%	1.82%	1.70%
After fees waived and expenses absorbed [5]	1.79%	1.85	% [6]	1.80%	1.69%	1.82%	1.70%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.01)%	0.83	% [6]	(0.42)%	(0.93)%	(1.36)%	(0.85)%
After fees waived and expenses absorbed	0.07%	0.83	% [6]	(0.42)%	(0.93)%	(1.36)%	(0.85)%

Portfolio turnover rate	577%	649	% [4]	742%	330%	437%	325%

^	With the Plan of Reorganization with respect to the AXS Dynamic Opportunity Fund (formerly, ACM Dynamic Opportunity Fund), Class I shareholders received Class I shares of the AXS Dynamic Opportunity Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Financial information from January 1, 2019 through May 12, 2023 is for the ACM Dynamic Opportunity Fund, which was reorganized into the AXS Dynamic Opportunity Fund as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2023.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have remained unchanged for the year ended September 30, 2024. For the period ended September 30, 2023, the expense ratios would have been lower by 0.07%. For the years ended December 31, 2022, 2021, 2020, and 2019, the ratios would have been lower by 0.08%, 0.06%, 0.10%, and 0.02%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

62

AXS Tactical Income Fund^

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the	For the
	Year Ended	Period Ended		For the Year Ended December 31,
	September 30, 2024	September 30, 2023 **		2022	2021	2020		2019***
Net asset value, beginning of period	$8.70	$9.11		$10.12	$10.54	$10.13		$10.00
Income from Investment Operations:
Net investment income (loss) [1]	0.44	0.36		0.21	0.38	0.34		0.48
Net realized and unrealized gain (loss)	0.20	(0.43)		(1.00)	(0.44)	0.34		0.03	[2]
Total from investment operations	0.64	(0.07)		(0.79)	(0.06)	0.68		0.51

Less Distributions:
From net investment income	(0.37)	(0.35)		(0.22)	(0.36)	(0.28)		(0.37)
Return of capital	-	-		-	- [3]	(0.01)		(0.01)
Total distributions	(0.37)	(0.35)		(0.22)	(0.36)	(0.29)		(0.38)

Redemption fee proceeds [1]	-	0.01		- [3]	- [3]	0.02		-	[3]
Net asset value, end of period	$8.97	$8.70		$9.11	$10.12	$10.54		$10.13

Total return [4]	7.51%	(0.64)	% [5]	(7.89)%	(0.61)%	7.01%		5.13	% [5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,272	$1,654		$2,142	$3,958	$3,887		$1,272

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered [6]	2.01%	1.93	% [7]	1.83%	1.76%	1.82%		2.35	% [7]
After fees waived and expenses absorbed/recovered [6]	2.01%	1.93	% [7]	1.83%	1.76%	1.86	% [8]	2.25	% [7]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	4.96%	5.25	% [7]	2.11%	3.65%	3.35%		4.98	% [7]
After fees waived and expenses absorbed/recovered	4.96%	5.25	% [7]	2.11%	3.65%	3.31%		5.08	% [7]

Portfolio turnover rate	406%	612	% [5]	894%	555%	478%		645	% [5]

^	With the Plan of Reorganization with respect to the AXS Tactical Income Fund (formerly, ACM Tactical Income Fund), Class A shareholders received Class A shares of the AXS Tactical Income Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Financial information from January 2, 2019 through May 12, 2023 is for the ACM Tactical Income Fund, which was reorganized into the AXS Tactical Income Fund as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2023.
***	The Fund commenced operations on January 2, 2019.
[1]	Based on average shares outstanding during the period.
[2]	The amount of net realized and unrealized gain on investment per share for the period ended December 31, 2019 does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended September 30, 2024. For the period ended September 30, 2023, the expense ratios would have remained unchanged. For the years ended December 31, 2022, 2021, 2020, and 2019, the ratios would have been lower by 0.00%, 0.00%, 0.00%, and 0.01%, respectively.
[7]	Annualized.
[8]	Includes recapture of 0.04% during the year.

See accompanying Notes to Financial Statements.

63

AXS Tactical Income Fund^

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the	For the
	Year Ended	Period Ended		For the Year Ended December 31,
	September 30, 2024	September 30, 2023 **		2022	2021	2020		2019***
Net asset value, beginning of period	$8.70	$9.11		$10.12	$10.54	$10.13		$10.00
Income from Investment Operations:
Net investment income (loss) [1]	0.46	0.37		0.23	0.42	0.37		0.48
Net realized and unrealized gain (loss)	0.19	(0.40)		(1.00)	(0.45)	0.33		0.05	[2]
Total from investment operations	0.65	(0.03)		(0.77)	(0.03)	0.70		0.53

Less Distributions:
From net investment income	(0.46)	(0.38)		(0.24)	(0.39)	(0.30)		(0.39)
Return of capital	-	-		-	- [3]	(0.01)		(0.01)
Total distributions	(0.46)	(0.38)		(0.24)	(0.39)	(0.31)		(0.40)

Redemption fee proceeds [1]	- [3]	-	[3]	- [3]	- [3]	0.02		-	[3]
Net asset value, end of period	$8.89	$8.70		$9.11	$10.12	$10.54		$10.13

Total return [4]	7.68%	(0.35)	% [5]	(7.66)%	(0.36)%	7.26%		5.35	% [5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,643	$34,848		$41,526	$62,146	$43,420		$19,215

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered [6]	1.76%	1.68	% [7]	1.58%	1.51%	1.57%		2.10	% [7]
After fees waived and expenses absorbed/recovered [6]	1.76%	1.68	% [7]	1.58%	1.51%	1.61	% [8]	2.00	% [7]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	5.21%	5.50	% [7]	2.42%	4.04%	3.60%		4.73	% [7]
After fees waived and expenses absorbed/recovered	5.21%	5.50	% [7]	2.42%	4.04%	3.56%		4.83	% [7]

Portfolio turnover rate	406%	612	% [5]	894%	555%	478%		645	% [5]

^	With the Plan of Reorganization with respect to the AXS Tactical Income Fund (formerly, ACM Tactical Income Fund), Class I shareholders received Class I shares of the AXS Tactical Income Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Financial information from January 2, 2019 through May 12, 2023 is for the ACM Tactical Income Fund, which was reorganized into the AXS Tactical Income Fund as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2023.
***	The Fund commenced operations on January 2, 2019.
[1]	Based on average shares outstanding during the period.
[2]	The amount of net realized and unrealized gain on investment per share for the period ended December 31, 2019 does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had expenses not been waived and absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended September 30, 2024. For the period ended September 30, 2023, the expense ratios would have remained unchanged. For the years ended December 31, 2022, 2021, 2020, and 2019, the ratios would have been lower by 0.00%, 0.00%, 0.00%, and 0.01%, respectively.
[7]	Annualized.
[8]	Includes recapture of 0.04% during the year.

See accompanying Notes to Financial Statements.

64

AXS Chesapeake Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.29	$12.78	$12.21	$9.42	$11.26
Income from Investment Operations:
Net investment income (loss)[1]	0.06	0.13	(0.18)	(0.20)	(0.02)
Net realized and unrealized gain (loss)	(1.24)	(0.46)	2.82	2.99	(1.45)
Total from investment operations	(1.18)	(0.33)	2.64	2.79	(1.47)

Less Distributions:
From net investment income	(0.17)	(0.16)	(2.07)	-	(0.37)
From net realized gain	-	-	-	-	-
Total distributions	(0.17)	(0.16)	(2.07)	-	(0.37)

Net increase from payment by affiliates	-	-	-	-	0.00 [2,3]

Net asset value, end of period	$10.94	$12.29	$12.78	$12.21	$9.42

Total return[4]	(9.62)%	(2.50)%	26.21%	29.62%	(13.31)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,909	$7,963	$8,859	$3,799	$3,376

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	2.53%	2.54%	2.60%	3.36%	2.35%
After fees waived and expenses absorbed[5]	2.10%	2.10%	2.10%	2.10%	2.12%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.12%	0.61%	(1.97)%	(2.96)%	(0.44)%
After fees waived and expenses absorbed	0.55%	1.05%	(1.47)%	(1.70)%	(0.21)%

Portfolio turnover rate	0%	0%	0%	0%	0%

*	Financial information from November 8, 2019 and prior is for the Equinox Chesapeake Strategy Fund, which was reorganized into the AXS Chesapeake Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	The Advisor reimbursed the Fund $457 for losses from a trade error. The payment had no impact to the total return.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[5]	If reorganizational costs and interest expense had been excluded, the expense ratios would have been lower by 0%, 0%, 0%, 0% and 0.02% for years ended September 30, 2024, 2023, 2022, 2021 and 2020, respectively.

See accompanying Notes to Consolidated Financial Statements.

65

AXS Chesapeake Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.45	$12.95	$12.34	$9.50	$11.35
Income from Investment Operations:
Net investment income (loss)[1]	0.09	0.16	(0.15)	(0.17)	- [2]
Net realized and unrealized gain (loss)	(1.25)	(0.47)	2.86	3.01	(1.45)
Total from investment operations	(1.16)	(0.31)	2.71	2.84	(1.45)

Less Distributions:
From net investment income	(0.20)	(0.19)	(2.10)	-	(0.40)
From net realized gain	-	-	-	-	-
Total distributions	(0.20)	(0.19)	(2.10)	-	(0.40)

Net increase from payment by affiliates	-	-	-	-	0.00 [2,3]

Net asset value, end of period	$11.09	$12.45	$12.95	$12.34	$9.50

Total return[4]	(9.32)%	(2.35)%	26.58%	29.89%	(13.07)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,103	$41,683	$45,656	$14,723	$11,955

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	2.28%	2.29%	2.35%	3.11%	2.10%
After fees waived and expenses absorbed[5]	1.85%	1.85%	1.85%	1.85%	1.87%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.37%	0.86%	(1.72)%	(2.71)%	(0.19)%
After fees waived and expenses absorbed	0.80%	1.30%	(1.22)%	(1.45)%	0.04%

Portfolio turnover rate	0%	0%	0%	0%	0%

*	Financial information from November 8, 2019 and prior is for the Equinox Chesapeake Strategy Fund, which was reorganized into the AXS Chesapeake Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	The Advisor reimbursed the Fund $457 for losses from a trade error. The payment had no impact to the total return.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	If reorganizational costs and interest expense had been excluded, the expense ratios would have been lower by 0%, 0%, 0%, 0% and 0.02% for years ended September 30, 2024, 2023, 2022, 2021 and 2020, respectively.

See accompanying Notes to Consolidated Financial Statements.

66

AXS Chesapeake Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.93	$13.47	$11.85	$9.21	$10.98
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	0.04	(0.28)	(0.27)	(0.10)
Net realized and unrealized gain (loss)	(1.30)	(0.48)	2.99	2.91	(1.41)
Total from investment operations	(1.32)	(0.44)	2.71	2.64	(1.51)

Less Distributions:
From net investment income	(0.05)	(0.10)	(1.09)	-	(0.26)
From net realized gain	-	-	-	-	-
Total distributions	(0.05)	(0.10)	(1.09)	-	(0.26)

Net increase from payment by affiliates	-	-	-	-	0.00 [2,3]

Net asset value, end of period	$11.56	$12.93	$13.47	$11.85	$9.21

Total return[4]	(10.22)%	(3.27)%	25.24%	28.66%	(13.96)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,120	$4,496	$6,412	$271	$309

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	3.28%	3.29%	3.35%	4.11%	3.10%
After fees waived and expenses absorbed[5]	2.85%	2.85%	2.85%	2.85%	2.87%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.63)%	(0.14)%	(2.72)%	(3.71)%	(1.19)%
After fees waived and expenses absorbed	(0.20)%	0.30%	(2.22)%	(2.45)%	(0.96)%

Portfolio turnover rate	0%	0%	0%	0%	0%

*	Financial information from November 8, 2019 and prior is for the Equinox Chesapeake Strategy Fund, which was reorganized into the AXS Chesapeake Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	The Advisor reimbursed the Fund $457 for losses from a trade error. The payment had no impact to the total return.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	If reorganizational costs and interest expense had been excluded, the expense ratios would have been lower by 0%, 0%, 0%, 0% and 0.02% for years ended September 30, 2024, 2023, 2022, 2021 and 2020, respectively.

See accompanying Notes to Consolidated Financial Statements.

67

AXS Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Note 1 – Organization

AXS FTSE Venture Capital Return Tracker Fund (the “FTSE Venture Capital Return Tracker Fund”) (formerly, “AXS Thomson Reuters Venture Capital Return Tracker Fund”), AXS Merger Fund (the “Merger Fund”), AXS Market Neutral Fund (the “Market Neutral Fund”), AXS Adaptive Plus Fund (the “Adaptive Plus Fund”), AXS Income Opportunities Fund (the “Income Opportunities Fund”), AXS Dynamic Opportunity Fund (the “Dynamic Opportunity Fund”) and AXS Tactical Income Fund (the “Tactical Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, other than the Merger Fund and the Adaptive Plus Fund, are diversified funds. The Merger Fund and the Adaptive Plus Fund are non-diversified funds.

The FTSE Venture Capital Return Tracker Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies. The Fund’s current benchmark is the Thomson Reuters Venture Capital Index.

The FTSE Venture Capital Return Tracker Fund commenced investment operations on November 23, 2020 with Class A shares, Class C shares, and Class I shares. Prior to that date, the FTSE Venture Capital Return Tracker Fund acquired the assets and assumed the liabilities of the Leland Thomson Reuters Venture Capital Index Fund (the " FTSE Venture Capital Return Tracker Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered three classes of shares, Class A shares, Class C shares, and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on August 6, 2020, by the Board of Northern Lights Fund Trust III on August 5, 2020, and by beneficial owners of the FTSE Venture Capital Return Tracker Predecessor Fund on November 18, 2020. The tax-free reorganization was accomplished on November 20, 2020. As a result of the reorganization, the FTSE Venture Capital Return Tracker Fund assumed the performance and accounting history of the FTSE Venture Capital Return Tracker Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the FTSE Venture Capital Return Tracker Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the FTSE Venture Capital Return Tracker Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	2,543,961	$81,237,729
Class C	382,538	11,745,929
Class I	4,326,594	139,556,985

The net unrealized appreciation of investments transferred was $64,795,988 as of the date of the acquisition.

The Merger Fund’s investment objective seeks to achieve positive risk-adjusted returns with less volatility than in the equity markets. Effective January 1, 2021, the Merger Fund changed fiscal year end from December 31 to September 30.

The Merger Fund commenced investment operations on January 25, 2021 with Investor Class shares and Class I shares. Prior to that date, the Merger Fund acquired the assets and assumed the liabilities of the Kellner Merger Fund (the "Merger Predecessor Fund"), a series of Advisors Series Trust, which offered two classes of shares, Investor Class shares and Institutional Class shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on October 20, 2020, by the Board of Advisors Series Trust on October 23, 2020, and by beneficial owners of the Merger Predecessor Fund on January 15, 2021. The tax-free reorganization was accomplished on January 22, 2021. As a result of the reorganization, the Merger Fund assumed the performance and accounting history of the Merger Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Merger Predecessor Fund.

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NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Merger Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class	158,344	$1,639,685
Class I	9,122,919	$97,119,730

The net unrealized appreciation of investments transferred was $372,944 as of the date of the acquisition.

The Market Neutral Fund’s investment objective is to seek long-term growth of capital independent of stock market direction. Effective July 1, 2021, the Market Neutral Fund changed fiscal year end from June 30 to September 30.

The Market Neutral Fund commenced investment operations on March 8, 2021 with Class I shares and Investor Class shares. Prior to that date, the Market Neutral Fund acquired the assets and assumed the liabilities of the AXS Market Neutral Fund (formerly, Cognios Market Neutral Large Cap Fund) (the “Market Neutral Predecessor Fund”), a series of M3Sixty Funds Trust, which offered two class of shares, Investor Class shares and Institutional Class shares in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on October 20, 2020, by the Board of M3Sixty Funds Trust on October 20, 2020, and by beneficial owners of the Market Neutral Predecessor Fund on March 3, 2021. The tax-free reorganization was accomplished on March 5, 2021. As a result of the reorganization, the Market Neutral Fund assumed the performance and accounting history of the Market Neutral Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Market Neutral Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Market Neutral Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class	246,342	$2,334,398
Institutional Class	1,189,884	$11,511,835

The net unrealized appreciation of investments transferred was $735,813 as of the date of the acquisition.

The Adaptive Plus Fund’s investment objective is to seek capital appreciation in rising and falling U.S. equity markets. The Adaptive Plus Fund currently offers one class of shares, Class I. Investor Class Shares are not currently available. The Fund’s Class I shares commenced operations on September 15, 2022.

The Income Opportunities Fund’s investment objective is to seek to maximize current income with potential for modest growth capital. Effective September 1, 2023, the Income Opportunities Fund changed fiscal year end from August 31 to September 30.

69

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

The Income Opportunities Fund commenced investment operations on May 16, 2022 with Class A shares, Class D Shares and Class I shares. Prior to that date, the Income Opportunities Fund acquired the assets and assumed the liabilities of the Orinda Income Opportunities Fund (the “Income Opportunities Predecessor Fund”), a series of the RBB Fund, Inc., which offered three class of shares, Class A, Class D, and Class I shares. On May 6, 2022, beneficial owners of the Income Opportunities Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the Income Opportunities Fund. The Plan of Reorganization was approved by the Trust’s Board on January 20, 2022 and by the RBB Fund, Inc. Board on January 20, 2022. The tax-free reorganization was accomplished on May 13, 2022. As a result of the reorganization, the Income Opportunities Fund assumed the performance and accounting history of the Income Opportunities Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Income Opportunities Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Income Opportunities Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	288,994	$4,713,613
Class D	500,841	7,997,228
Class I	7,682,748	125,743,540

The net unrealized depreciation of investments transferred was $14,736,986 as of the date of the acquisition.

The Dynamic Opportunity Fund’s investment objective is to seek long-term capital appreciation with a short-term focus on capital preservation. Effective July 1, 2023, the Dynamic Opportunity Fund changed fiscal year and tax year ends from December 31 to September 30.

The Dynamic Opportunity Fund commenced investment operations on May 15, 2023 with Class A and Class I shares. Prior to that date, the Dynamic Opportunity Fund acquired the assets and assumed the liabilities of the ACM Dynamic Opportunity Fund (the "AXS Dynamic Opportunity Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered two classes of shares, Class A and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on February 2, 2023, by the Board of Northern Lights Fund Trust III on January 23, 2023, and by beneficial owners of the AXS Dynamic Opportunity Predecessor Fund on May 10, 2023. The tax-free reorganization was accomplished on May 12, 2023. As a result of the reorganization, the Dynamic Opportunity Fund assumed the performance and accounting history of the AXS Dynamic Opportunity Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the AXS Dynamic Opportunity Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the AXS Dynamic Opportunity Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	116,630	$1,881,167
Class I	3,939,339	64,761,951

The net unrealized appreciation of investments transferred was $7,284,210 as of the date of the acquisition.

70

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

The Tactical Income Fund’s investment objective is to seek to generate income, with capital preservation as a secondary objective. Effective July 1, 2023, the Tactical Income Fund changed fiscal and tax year ends from December 31 to September 30.

The Tactical Income Fund commenced investment operations on May 15, 2023 with Class A and Class I shares. Prior to that date, the Tactical Income Fund acquired the assets and assumed the liabilities of the ACM Tactical Income Fund (the "AXS Tactical Income Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered two classes of shares, Class A and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on February 2, 2023, by the Board of Northern Lights Fund Trust III on January 23, 2023, and by beneficial owners of the AXS Tactical Income Predecessor Fund on May 5, 2023. The tax-free reorganization was accomplished on May 12, 2023. As a result of the reorganization, the Tactical Income Fund assumed the performance and accounting history of the AXS Tactical Income Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the AXS Tactical Income Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the AXS Tactical Income Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	236,949	$2,120,926
Class I	4,507,040	40,364,152

The net unrealized appreciation of investments transferred was $133,691 as of the date of the acquisition.

The shares of each class of each Fund (other than the Sustainable Income Fund which currently only offers one class of shares) represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

71

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Exchange-Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

72

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

(d) Equity Swaps (Total Return Swaps)

FTSE Venture Capital Return Tracker Fund may enter into equity swap contracts for hedging or investment purposes. Equity swap contracts may be structured in different ways. The counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating-rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. In these cases, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may agree to pay the other the difference between the relative investment performance that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. When the Fund enter into a “long” equity swap, the counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Fund will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Fund’ return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Fund on the notional amount. Alternatively, when the Fund enter into a “short” equity swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Fund sold a particular referenced security or securities short, less the dividend expense that the Fund would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Fund will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had they been invested directly in the referenced security or securities.

Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund are contractually obligated to make. If the other party to an equity swap defaults, the Fund’ risk of loss consists of the net amount of payments that the Fund are contractually entitled to receive, if any. The Fund will segregate cash or liquid assets, enter into offsetting transactions or use other measures permitted by applicable law to “cover” the Fund’ current obligations.

Equity swaps are derivatives and their value can be very volatile. The Fund may engage in total return swaps to gain exposure to securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Advisor does not accurately analyze and predict future market trends, the values or assets or economic factors, the Fund may suffer a loss, which may be substantial. As of March 31, 2024, open swap agreements are shown in the Schedules of Investments.

(e) Real Estate Investment Trusts (“REITs”)

The Income Opportunities Fund has made certain investments in REITS which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

73

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

(f) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Options

The Funds may write or purchase options contracts primarily to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(h) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(i) Federal Income Tax

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

74

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2024, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j) Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid at least annually, except for the Income Opportunities Fund, which will distribute net investment income, if any, quarterly and the Tactical Income Fund, which will distribute net investment income, if any, monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(k) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Funds exceed 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay twice a month investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

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September 30, 2024

Fund	Investment Advisory Fees
FTSE Venture Capital Return Tracker Fund	1.25%
Merger Fund	1.25%
Market Neutral Fund	1.40%
Adaptive Plus Fund	1.50%
Income Opportunities Fund	1.00%
Dynamic Opportunity Fund	1.25%
Tactical Income Fund	1.00%

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the total limit on annual operating expenses of each fund.

These agreements are in effect until January 31, 2025 for the FTSE Venture Capital Return Tracker Fund, the Merger Fund, the Market Neutral Fund, the Income Opportunities Fund, and the Adaptive Plus Fund, and April 28, 2025 for the Dynamic Opportunity Fund and the Tactical Income Fund and they may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Total Limit on Annual Operating Expenses
	Class A Shares	Class C Shares	Class D Shares	Class I Shares	Investor Class Shares
FTSE Venture Capital Return Tracker Fund	1.75%	2.50%	-	1.50%	-
Merger Fund	-	-	-	1.50%	1.75%
Market Neutral Fund	-	-	-	1.45%	1.70%
Adaptive Plus Fund	-	-	-	1.99%	-
Income Opportunities Fund	1.65%	-	2.40%	1.40%	-
Dynamic Opportunity Fund	2.40%	-	-	2.15%	-
Tactical Income Fund	2.25%	-	-	2.00%	-

The Advisor has engaged Kellner Management, L.P. (“Kellner”) to manage the Merger Fund’s overall investment program and pays Kellner from its advisory fees. The Advisor has engaged Quantitative Value Technologies, LLC d/b/a Cognios Capital to manage the Market Neutral Fund and pays Cognios Capital from its advisory fees.

For the year ended September 30, 2024, the Advisor waived a portion of its advisory fees totaling $262,693, $130,594, $182,269, $14,184 and $176,578 for the FTSE Venture Capital Return Tracker Fund, Merger Fund, Market Neutral Fund, Adaptive Plus Fund and Income Opportunities Fund, respectively.

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September 30, 2024

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if each Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to each Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from each Fund if the reimbursement will not cause each Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	FTSE Venture Capital Return Tracker Fund	Merger Fund	Market Neutral Fund
September 30, 2025	$746,554	$194,688	$106,381
September 30, 2026	243,172	202,747	188,797
September 30, 2027	262,693	130,594	182,269
Total	$1,252,419	$528,029	$477,447

	Adaptive Plus Fund	Income Opportunities Fund
August 31, 2025	$-	$89,686
September 30, 2025	23,459	-
August 31, 2026	-	117,609
September 30, 2026	68,537	28,256
September 30, 2027	14,184	176,578
Total	$106,180	$412,129

In addition, the Advisor has voluntarily agreed to waive its advisory fee payable by the Dynamic Opportunity Fund equal to the amount of the advisory fee payable on the Fund’s assets invested in the Adaptive Plus Fund and Tradr 2X Long Triple Q Monthly ETF. For the year ended September 30, 2024, the amount of advisory fee waived is reported under “Affiliated fund fee waived” on the Statements of Operations.

During the year ended September 30, 2024, a service provider reimbursed the Dynamic Opportunity Fund $293 for losses from an NAV error. This amount is reported on the Dynamic Opportunity Fund’s Statements of Operations and Statements of Changes under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

During the year ended September 30, 2023, a service provider reimbursed the Adaptive Plus Fund $389 for losses from a shareholder trade. This amount is reported on the Adaptive Plus Fund’s Statements of Changes under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended September 30, 2024, are reported on the Statements of Operations.

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September 30, 2024

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended September 30, 2024, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations. The amount shown as “Fees paid indirectly” on the Statements of Operations is a portion of the Trustees fees paid by the Trust’s Co-Administrators.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended September 30, 2024, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At September 30, 2024, gross unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes were as follows:

	FTSE Venture Capital Return Tracker Fund	Merger Fund	Market Neutral Fund
Cost of investments	$68,027,997	$8,517,541	$7,624,742

Gross unrealized appreciation	$28,124,508	$316,729	$4,819,968
Gross unrealized depreciation	(2,016,930)	(573,706)	(2,849,794)
Net unrealized appreciation (depreciation) on investments	$26,107,578	$(256,977)	$1,970,174

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September 30, 2024

	Adaptive Plus Fund	Income Opportunities Fund	Dynamic Opportunity Fund
Cost of investments	$53,805,614	$65,817,504	$51,106,781

Gross unrealized appreciation	$4,972,469	$5,715,851	$8,572,487
Gross unrealized depreciation	-	(4,487,558)	(3,946,696)
Net unrealized appreciation (depreciation) on investments	$4,972,469	$1,228,293	$4,625,791

Tactical Income Fund
Cost of investments	$33,249,324

Gross unrealized appreciation	$775,513
Gross unrealized depreciation	(69,446)
Net unrealized appreciation (depreciation) on investments	$706,067

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

	Increase (Decrease)
	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
Thomson Reuters Venture Capital Return Tracker Fund	$(3,420,569)	$3,420,569
Merger Fund	(561)	561
Market Neutral Fund	501	(501)
Income Opportunities Fund	(73,937)	73,937
Tactical Income Fund	8,555	(8,555)

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NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

The tax basis of the components of distributable net earnings (accumulated deficit) at September 30, 2024 were as follows:

	FTSE Venture Capital Return Tracker Fund	Merger Fund	Market Neutral Fund
Undistributed ordinary income	$-	$825,320	$345,130
Undistributed long-term capital gains	-	607,258	-
Tax accumulated earnings	-	1,432,578	345,130

Accumulated capital and other losses	(103,155,824)	-	(4,243,498)
Unrealized appreciation (depreciation) on investments	26,107,578	(256,977)	1,970,174
Unrealized appreciation (depreciation) on swap contracts	2,528,610	-	-
Unrealized appreciation (depreciation) on foreign currency translations	-	(1,052)	-
Unrealized Trustees’ deferred compensation	(48,868)	(12,330)	(5,170)
Total accumulated earnings (deficit)	$(74,568,504)	$1,162,219	$(1,933,364)

	Adaptive Plus Fund	Income Opportunities Fund	Dynamic Opportunity Fund
Undistributed ordinary income	$814,716	$-	$4,640,241
Undistributed long-term capital gains	1,133,483	-	5,635,332
Tax accumulated earnings	1,948,199	-	10,275,573

Accumulated capital and other losses	-	(49,082,161)	-
Unrealized appreciation (depreciation) on investments	4,972,469	1,228,293	4,625,791
Unrealized appreciation (depreciation) on payments from affiliates	-	-	293
Unrealized Trustees’ deferred compensation	(6,626)	(14,686)	(6,486)
Total accumulated earnings (deficit)	$6,914,042	$(47,868,554)	$14,895,171

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September 30, 2024

Tactical Income Fund
Undistributed ordinary income	$126
Undistributed long-term capital gains	-
Tax accumulated earnings	126

Accumulated capital and other losses	(9,117,383)
Unrealized appreciation (depreciation) on investments	706,067
Unrealized Trustees’ deferred compensation	(3,973)
Total accumulated earnings (deficit)	$(8,415,163)

The tax character of the distributions paid during the years ended September 30, 2024 and September 30, 2023, were as follows:

	FTSE Venture Capital Return Tracker Fund
	September 30, 2024	September 30, 2023
Distributions paid from:
Ordinary income	$-	$1,045,319
Net long-term capital gains	-	-
Total distributions paid	$-	$1,045,319

	Merger Fund
	September 30, 2024	September 30, 2023
Distributions paid from:
Ordinary income	$1,778,450	$213,383
Net long-term capital gains	-	19,287
Total distributions paid	$1,778,450	$232,670

	Market Neutral Fund
	September 30, 2024	September 30, 2023
Distributions paid from:
Ordinary income	$241,755	$-
Net long-term capital gains	-	-
Total distributions paid	$241,755	$-

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September 30, 2024

	Adaptive Plus Fund
	September 30, 2024	September 30, 2023
Distributions paid from:
Ordinary income	$481,368	$54,338
Net long-term capital gains	-	-
Total distributions paid	$481,368	$54,338

	Income Opportunities Fund
	September 30, 2024	September 30, 2023
Distributions paid from:
Ordinary income	$3,201,274	$624,677
Net long-term capital gains	-	-
Return of capital	993,326	612,989
Total distributions paid	$4,194,600	$1,237,666

	Dynamic Opportunity Fund
	September 30, 2024	September 30, 2023
Distributions paid from:
Ordinary income	$675,287	$-
Net long-term capital gains	-	-
Total distributions paid	$675,287	$-

	Tactical Income Fund
	September 30, 2024	September 30, 2023
Distributions paid from:
Ordinary income	$1,712,336	$1,720,297
Net long-term capital gains	-	-
Total distributions paid	$1,712,336	$1,720,297

As of September 30, 2024, the Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2025 for tax purposes. Net late-year ordinary losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of each Fund’s next taxable year.

Late-Year Ordinary Losses
FTSE Venture Capital Return Tracker Fund	$4,585,953

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NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

As of September 30, 2024, the Funds had net capital loss carryovers as follows:

Not subject to expiration:	Short-term	Long-term	Total
FTSE Venture Capital Return Tracker Fund	$96,247,642	$2,322,229	$98,569,871
Merger Fund	-	-	-
Market Neutral Fund	4,243,498	-	4,243,498
Adaptive Plus Fund	-	-	-
Income Opportunities Fund	30,509,795	18,572,366	49,082,161
Dynamic Opportunity Fund	-	-	-
Tactical Income Fund	8,341,170	776,213	9,117,383

The Adaptive Plus Fund and Dynamic Opportunity Fund had utilized non-expiring capital loss carry overs totaling $164,741 and $1,075,149, respectively.

Note 5 – Redemption Fee

The FTSE Venture Capital Return Tracker Fund, Market Neutral Fund, Dynamic Opportunity Fund and Tactical Income Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. These Funds received redemption fees as follows:

	Year Ended September 30, 2024	Periods Ended September 30, 2023
FTSE Venture Capital Return Tracker Fund	$4,704	$9,726
Market Neutral Fund	2,887	8,395
Dynamic Opportunity Fund	2	4,441
Tactical Income Fund	5	3,196

Note 6 – Investment Transactions

For the year ended September 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, option transactions and short-term U.S. Government securities were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
FTSE Venture Capital Return
Tracker Fund	$32,787,227	$80,940,989	$-	$-
Merger Fund	34,927,275	42,231,047	7,519,906	8,755,776
Market Neutral Fund	7,598,650	12,579,836	3,436,125	9,698,465
Adaptive Plus Fund	-	-	-	-
Income Opportunities Fund	43,774,953	62,618,701	-	-
Dynamic Opportunity Fund	203,629,763	202,232,399	29,281,242	29,255,368
Tactical Income Fund	119,853,404	123,229,282	568,678	571,039

83

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NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its shares.  With respect to Investor Class shares, Class A shares, Class C shares and Class D shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25%, 0.25%, 1.00% and 1.00%, respectively, of average daily net assets. Class I Shares are not subject to any distribution or service fees under the Plan.

For the year ended September 30, 2024, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Fund-linked options are stated at fair value based on the fair value of the ProfitScore Capital Management, Inc. Regime Adaptive Equity trading program, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

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September 30, 2024

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2024, in valuing the Funds’ assets and liabilities carried at fair value:

FTSE Venture Capital Return Tracker Fund	Level 1	Level 2	Level 3**		Total
Assets
Investments
Common Stocks[1]	$93,296,887	$-	$		$93,296,887
Short-Term Investments	838,688	-		-	838,688
Other Financial Instruments***
Swap Contracts	-	2,528,610		-	2,528,610
Total Assets	$94,135,575	$2,528,610		$-	$96,664,185

Merger Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$10,784,036	$-	$-	$10,784,036
Warrants[1]	4,690			4,690
Short-Term Investments	952,221	-	-	952,221
Total Assets	$11,740,947	$-	$-	$11,740,947

Liabilities
Securities Sold Short
Common Stocks[1]	$3,480,383	$-	$-	$3,480,383
Total Liabilities	$3,480,383	$-	$-	$3,480,383

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$22,824,591	$-	$-	$22,824,591
Short-Term Investments	96,146	-	-	96,146
Total Assets	$22,920,737	$-	$-	$22,920,737

Liabilities
Securities Sold Short
Common Stocks[1]	$13,325,821	$-	$-	$13,325,821
Total Liabilities	$13,325,821	$-	$-	$13,325,821

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NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Adaptive Plus Fund	Level 1	Level 2	Level 3**	Total
Investments
U.S. Treasury Bills	$-	$37,665,284	$-	$37,665,284
Short-Term Investments	7,357,941	-	-	7,357,941
Total Investments	7,357,941	37,665,284	-	45,023,225
Purchased Options Contracts	-	13,754,858	-	13,754,858
Total Investments and Purchased Options Contracts	$7,357,941	$51,420,142	$-	$58,778,083

Income Opportunities Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$9,230,893	$-	$-	$9,230,893
Preferred Stocks[1]	55,721,934	-	-	55,721,934
Short-Term Investments	2,092,970	-	-	2,092,970
Total Investments	$67,045,797	$-	$-	$67,045,797

Dynamic Opportunity Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$18,539,983	$-	$-	$18,539,983
Exchange-Traded Funds	10,190,548	-	-	10,190,548
Mutual Funds	10,165,191	-	-	10,165,191
Short-Term Investments	16,836,850	-	-	16,836,850
Total Investments	$55,732,572	$-	$-	$55,732,572

Tactical Income Fund	Level 1	Level 2*	Level 3*	Total
Investments
Exchange-Traded Funds	$30,534,514	$-	$-	$30,534,514
Short-Term Investments	3,420,877	-	-	3,420,877
Total Investments	$33,955,391	$-	$-	$33,955,391

[1]	For a detailed break-out by major industry classification, please refer to the Schedules of Investments.
*	The Funds did not hold any Level 2 or 3 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
***	Other financial instruments are derivative instruments such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Funds invested in swap contracts and options contracts during the year ended September 30, 2024.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of September 30, 2024, by risk category are as follows:

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NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

FTSE Venture Capital Return Tracker Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$2,528,610

Adaptive Plus Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value
Equity contracts	Purchased options contracts, at value	$13,754,858

The effects of derivative instruments on the Statements of Operations for the year ended September 30, 2024, are as follows:

FTSE Venture Capital Return Tracker Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$6,217,041

Merger Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$(474)

Adaptive Plus Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$1,738,190

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NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Dynamic Opportunity Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(1,184,858)	$(1,022,802)

FTSE Venture Capital Return Tracker Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$6,222,330

Adaptive Plus Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$5,785,663

Dynamic Opportunity Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$101,045

The average quarterly volume of derivative instruments held by the Funds during the year ended September 30, 2024, are as follows:

FTSE Venture Capital Return Tracker Fund
Open Swap Contracts – Long
Equity contracts	Notional Value	$186,549,749

Adaptive Plus Fund
Purchased Options Contracts
Equity contracts	Notional Value	$89

Dynamic Opportunity Fund
		Purchased Options Contracts	Written Options Contracts
Equity contracts	Notional Value	$14,614,620	$(304,000)

88

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Note 11 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

It is the Funds’ policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of open swap contracts. As of September 30, 2024, the Funds are subject to a master netting arrangement for the open swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of September 30, 2024:

FTSE Venture Capital Return Tracker Fund
			Amounts Not Offset in Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized appreciation on open swap contracts	BNP Paribas	$2,528,610	$-	$-	$2,528,610

*	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Funds have ownership of a least 5% of the voting securities or any securities issued by Sub-Advisor. Issuers that are affiliates of the Funds at the beginning of the fiscal year are noted in the Funds’ Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The tables below reflect transactions during the period with entities that are affiliates as of September 30, 2024, and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

89

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

AXS Dynamic Opportunity Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Exchange-Traded Funds - 9.8%
Tradr 2X Long Triple Q Monthly ETF	$-	$4,957,635	$-	$-	$564,235	$5,521,870	$-
Total	$-	$4,957,635	$-	$-	$564,235	$5,521,870	$-
Mutual Funds - 18.0%
AXS Adaptive Plus Fund - Class I	$-	$10,000,000	$-	$-	$165,191	$10,165,191	$-
Total	$-	$10,000,000	$-	$-	$165,191	$10,165,191	$-

	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Exchange-Traded Funds
Tradr 2X Long Triple Q Monthly ETF	-	211,000	-	-	211,000
Total	-	211,000	-	-	211,000
Mutual Funds
AXS Adaptive Plus Fund - Class I	-	854,937	-	-	854,937
Total	-	854,937	-	-	854,937

Note 13 – Borrowing

The Market Neutral Fund and Income Opportunities Fund have entered into a borrowing agreement with BNP Paribas. The Funds may borrow amounts up to one-third of the value of its assets. The Market Neutral Fund is charged interest of the overnight bank funding rate (OBFR) plus 1.00%. The Income Opportunities Fund is charged interest of the overnight bank funding rate (OBFR) plus 0.40% and 1.30%. Interest expense for the year ended September 30, 2024, is disclosed on the Statements of Operations, if applicable. The Market Neutral Fund did not borrow under the line of credit agreement during the year ended September 30, 2024. Credit facility activity for the year ended September 30, 2024, was as follows:

Income Opportunities Fund
Maximum available credit as of September 30, 2024	$22,698,507
Largest amount outstanding on an individual day	12,077,501
Average daily loan outstanding	10,343,219
Credit facility outstanding as of September 30, 2024	9,410,127
Average interest rate when in use	6.53%
Interest	$682,497

Note 14 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

90

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Note 15 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of September 30, 2024, beneficial ownership in excess of 25% is as follows:

Fund	Beneficial Owner	% of Outstanding Shares
Merger Fund	Charles Schwab & Co.	40.4%
Merger Fund	National Financial Services, LLC	45.2%
Market Neutral Fund	LPL Financial, LLC	42.5%
Adaptive Plus Fund	Charles Schwab & Co.	76.0%
Income Opportunities Fund	Charles Schwab & Co.	28.3%
Income Opportunities Fund	Pershing LLC	41.3%
Dynamic Opportunity Fund	Charles Schwab & Co.	92.3%
Tactical Income Fund	Charles Schwab & Co.	85.4%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 16 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

Note 17 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Effective October 16, 2024, Quantitative Value Technologies, LLC d/b/a Cognios Capital (“Cognios Capital”) no longer serves as the AXS Market Neutral Fund’s Sub-advisor, and AXS Investments LLC (“AXS”), and the Fund’s investment advisor, will assume the day-to-day management of the Fund’s portfolio. For principal investment strategies changes, the Fund will invest in pairs of equity securities, such as leveraged and inverse exchange-traded funds (“ETFs”) as well as equities of U.S. companies, in equalized long and short exposures for which AXS Investments LLC, the Fund’s investment advisor (the “Advisor”), believes that the long position of the pairing will outperform the short position over a longer-term basis (at least one- year). Leveraged ETFs are designed to produce returns that are a multiple of the index or security to which they are linked. Inverse ETFs are constructed by using various derivatives for the purpose of profiting from a decline in the value of underlying index or underlying security. The Fund may invest in the securities of issuers of any size.

91

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

On November 15, 2024, the Funds’ Board of Trustees of the Trust approved a Plan of Liquidation for the Merger Fund. The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Merger Fund, and the Merger Fund will be liquidated on or about December 27, 2024. In anticipation of the liquidation of the Merger Fund, Kellner Management, L.P., the Merger Fund’s Sub-advisor, may manage the Merger Fund in a manner intended to facilitate its orderly liquidation, such as by raising cash or making investments in other highly liquid assets. As a result, all or a portion of the Merger Fund may not be invested in a manner consistent with its stated investment strategies, which may prevent the Merger Fund from achieving its investment objective.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

92

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2024

Note 1 – Organization

AXS Chesapeake Strategy Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is long-term capital appreciation.

The Fund commenced investment operations on November 11, 2019 with Class A shares, Class C Shares and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Equinox Chesapeake Strategy Fund (the “Chesapeake Strategy Predecessor Fund”), a series of Equinox Funds Trust, which offered three class of shares, Class A, Class C, and Class I shares. On November 6, 2019, beneficial owners of the Chesapeake Strategy Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the Fund. The Plan of Reorganization was approved by the Trust’s Board on June 14, 2019 and by the Equinox Funds Trust Board on July 1, 2019. The tax-free reorganization was accomplished on November 8, 2019. As a result of the reorganization, the Fund assumed the performance and accounting history of the Chesapeake Strategy Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Chesapeake Strategy Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Chesapeake Strategy Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	455,380	$4,835,786
Class C	52,298	541,044
Class I	7,369,196	78,929,398

The net unrealized depreciation of investments transferred was $2,540,824 as of the date of the acquisition.

On November 3, 2021, based on the recommendation of the Advisor, the Trust’s Board approved the reorganization of the AXS Aspect Core Diversified Strategy Fund (the “Aspect Core Fund”) into the Fund. The Board called and held a meeting of shareholders of Aspect Core Fund on December 15, 2021, where shareholders approved the reorganization. The purpose of the reorganization was to combine two funds within the Trust with similar investment objectives and strategies. The reorganization provided for the transfer of assets of the Aspect Core Fund (the “Target Fund”) to the Fund and the assumption of the liabilities of the Aspect Core Fund by the Fund. Following the reorganization, the Fund held the assets of the Aspect Core Fund. The reorganization was effective as of the close of business on December 17, 2021. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Aspect Core Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	83,620	$839,543
Class C	180,850	1,924,244
Class I	295,670	3,001,051

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

93

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2024

(a) Consolidation of Subsidiary

The Fund may invest up to 25% of its total assets in its subsidiary, AXS Chesapeake Strategy Fund Limited (the “Fund’s subsidiary” or “subsidiary”), a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the Fund include the accounts of the Fund’s subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Fund’s subsidiary is advised by Chesapeake Investment Management LLC (“Chesapeake” or the “Sub-Advisor”) and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies specified in the Fund’s prospectus and statement of additional information. The Fund’s subsidiary will generally invest in derivatives, including commodity futures, and other investments intended to serve as margin or collateral for derivative positions. The inception date of the Fund’s subsidiary was April 19, 2012. As of September 30, 2024, total assets of the Chesapeake Strategy Fund were $38,307,274 of which $2,070,875, or approximately 5.41%, represented the Fund’s ownership of the shares of the Fund’s subsidiary.

For tax purposes, the Fund’s subsidiary is an exempted Cayman investment company. The Fund’s subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, each subsidiary is a Controlled Foreign Corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the subsidiary’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

94

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2024

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Futures Contracts

The Fund purchases and sells futures contracts to pursue its investment objective and to gain exposure to, or hedge against, change in the value of equities, interest rates, foreign currency, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

(d) Forward Foreign Currency Contracts

The Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Consolidated Statement of Operations.

95

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2024

(e) Short-Term Investments

The Fund invests a significant amount (84.4% of its net assets as of September 30, 2024) in the UMB Bank, Money Market Fiduciary Deposit Investment and UMB Bank, Institutional Banking Money Market II Deposit Investment. The UMB Bank, Money Market Fiduciary Deposit Investment and UMB Bank, Institutional Banking Money Market II Deposit Investment act as a bank deposits for the Fund, providing interest-bearing accounts for short-term investment purposes. These investment vehicles are not publicly traded on open markets.

(f) Short Sales

Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Options

The Fund may write or purchase options contracts primarily to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(h) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares in proportion to their relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

96

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2024

(i) Federal Income Tax

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2024, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j) Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(k) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays twice a month investment advisory fee to the Advisor at the annual rate of 1.45% of the Fund’s average daily net assets. The Advisor has engaged Chesapeake Capital Corporation (“Chesapeake”), a Sub-Advisor, to manage the Chesapeake Strategy Fund’s overall investment program, and pays Chesapeake from its advisory fees.

97

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2024

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.10%, 2.85% and 1.85% of the average daily net assets of the Fund’s Class A shares, Class C shares and Class I shares, respectively, until January 31, 2025, and the agreement may be terminated before that date only by the Trust’s Board of Trustees.

The investment management fees include a management fee paid to the advisor by the Fund’s subsidiary at the annual rate of 1.45% of the subsidiary’s average daily net assets. The advisor has contractually agreed, for so long as the Fund invests in the subsidiary, to waive a portion of the management fee it receives from the Fund in an amount equal to the management fee paid to the advisor by the subsidiary, with no right to recoupment. This undertaking may not be terminated by the advisor as long as the investment advisory agreement between the subsidiary and the Advisor is in place unless the Advisor obtains the prior approval of the Trust’s Board of Trustees.

For the year ended September 30, 2024, the Advisor waived a portion of its advisory fees totaling $194,121. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At September 30, 2024, the amount of these potentially recoverable expenses was $619,060. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than September 30, of the year stated below:

2025	$172,227
2026	252,712
2027	194,121
Total	$619,060

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended September 30, 2024, are reported on the Consolidated Statement of Operations.

ALPS Distributors, Inc. serves as the Fund’s Distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended September 30, 2024, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Consolidated Statement of Operations.

98

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2024

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Consolidated Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Consolidated Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended September 30, 2024, are reported on the Consolidated Statement of Operations.

Note 4 – Federal Income Taxes

At September 30, 2024, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$32,184,136

Gross unrealized appreciation	$-
Gross unrealized depreciation	-

Net unrealized appreciation/(depreciation)	$-

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Increase (Decrease)
Paid in Capital	Total Distributable Earnings (Accumulated Deficit)
$-	$-

99

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2024

The tax basis of the components of distributable net earnings (accumulated deficit) at September 30, 2024 were as follows:

Undistributed ordinary income	$170,350
Undistributed long-term capital gains	-
Tax accumulated earnings	170,350

Accumulated capital and other losses	(25,984,151)
Unrealized Appreciation/(Depreciation)	-
Unrealized Appreciation/(Depreciation) - futures contracts	815,368
Unrealized Appreciation/(Depreciation) - forward foreign currency exchange contracts	-
Unrealized Appreciation/(Depreciation) - foreign currency translations	61,697
Unrealized deferred compensation	(28,403)
Total accumulated earnings/(deficit)	$(24,965,139)

The tax character of the distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023, were as follows:

Distributions paid from:	2024	2023
Ordinary income	$753,197	$839,695
Net long-term capital gains	-	-
Total distributions paid	$753,197	$839,695

At September 30, 2024, the Fund had an accumulated net capital loss carry forward as follows:

Short-term	$10,883,408
Long-term	2,924,227
Total	$13,807,635

During the year ended September 30, 2024, the Chesapeake Strategy Fund utilized non-expiring capital loss carry overs totaling $0 respectively.

Note 5 – Investment Transactions

For the year ended September 30, 2024, the Fund’s purchases and sales of investments, excluding short-term investments and futures contracts, were $0 and $0, respectively.

Note 6 – Distribution Plan

The Trust on behalf the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to, Class A shares and Class C shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets. Class I Shares are not subject to any distribution or service fees under the Plan.

For the year ended September 30, 2024, distribution fees incurred are disclosed on the Consolidated Statement of Operations.

100

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2024

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value:

101

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2024

Chesapeake Strategy Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Short-Term Investments	$32,184,136	$-	$-	$32,184,136
Total Investments	32,184,136	-	-	32,184,136
Other Financial Instruments**
Futures Contracts	1,532,973	-	-	1,532,973
Total Assets	$33,717,109	$-	$-	$33,717,109

*	The Fund did not hold any Level 2 or 3 securities at period end.
**	Other financial instruments are derivative instruments such as futures contracts and forward foreign currency contracts. Futures contracts and forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in futures contracts during the year ended September 30, 2024.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of September 30, 2024, by risk category are as follows:

Chesapeake Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statement of Assets and Liabilities	Value	Consolidated Statement of Assets and Liabilities	Value
Commodity contracts	Unrealized appreciation on open futures contracts*	$1,016,996	Unrealized depreciation on open futures contracts*	$(396,635)
Currency contracts	Unrealized appreciation on open futures contracts*	268,586	Unrealized depreciation on open futures contracts*	(83,671)
Index contracts	Unrealized appreciation on open futures contracts*	818,164	Unrealized depreciation on open futures contracts*	(49,532)
Interest rate contracts	Unrealized appreciation on open futures contracts*	155,474	Unrealized depreciation on open futures contracts*	(196,409)
	Total unrealized appreciation on open futures contracts*	2,259,220	Total unrealized depreciation on open futures contracts*	(726,247)
Net unrealized appreciation/(depreciation) on open futures contracts**				$1,532,973

*	Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Consolidated Schedule of Investments.
**	Net unrealized appreciation/(depreciation) on open futures contracts is shown as variation margin on futures contracts on the Consolidated Statement of Assets and Liabilities.
102

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2024

The effects of derivative instruments on the Consolidated Statement of Operations for the year ended September 30, 2024, are as follows:

Chesapeake Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statement of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Commodity contracts	$(4,295,672)
Currency contracts	(1,825,170)
Index contracts	2,575,140
Interest rate contracts	(3,095,432)
Total	$(6,641,134)

Chesapeake Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statement of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Commodity contracts	$907,395
Currency contracts	254,015
Index contracts	1,227,410
Interest rate contracts	(847,029)
Total	$1,541,791

The average quarterly volume of derivative instruments held by the Fund during the year ended September 30, 2024, are as follows:

Chesapeake Strategy Fund
		Long Futures Contracts	Short Futures Contracts
Commodity contracts	Notional Value	$11,482,942	$9,353,663
Currency contracts	Notional Value	11,408,615	10,563,524
Index contracts	Notional Value	39,566,915	688,047
Interest rate contracts	Notional Value	43,332,456	34,684,712

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

103

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2024

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of futures, forward foreign currency exchange and swap contracts. As of September 30, 2024, the Fund is subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities, as of September 30, 2024:

Chesapeake Strategy Fund
			Amounts Not Offset in Consolidated Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Consolidated Statement of Assets and Liabilities	Financial Instruments**	Cash Collateral**	Net Amount
Unrealized appreciation/(depreciation) on open futures contracts*	StoneX	$1,532,973	$-	$-	$1,532,973

*	Includes cumulative appreciation/depreciation on futures contracts as reported on the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin on futures contracts on the Consolidated Statement of Assets and Liabilities.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the Fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

104

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2024

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

105

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust II and

Shareholders of AXS Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AXS FTSE Venture Capital Return Tracker Fund (formerly, AXS Thomson Reuters Venture Capital Return Tracker Fund), AXS Merger Fund, AXS Market Neutral Fund, AXS Adaptive Plus Fund, AXS Income Opportunities Fund, AXS Dynamic Opportunity Fund, AXS Tactical Income Fund, (collectively along with the AXS Chesapeake Strategy Fund, referred to as the “Funds”), each a series of Investment Managers Series Trust II (the “Trust”), including the schedules of investments, as of September 30, 2024, the related statements of operations, the statements of cash flows, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”).

We have also audited the accompanying consolidated statement of assets and liabilities of the AXS Chesapeake Strategy Fund, a series of Investment Managers Series Trust II, including the consolidated schedule of investments, as of September 30, 2024, the related consolidated statement of operations, the consolidated statements of changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below, and the related consolidated notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the financial statements and consolidated financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2024, the results of their operations, their cash flows, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations	Statement of Cash Flows	Statements of Changes in Net Assets	Financial Highlights
AXS FTSE Venture Capital Return Tracker Fund	For the year ended September 30, 2024	N/A	For each of the two years in the period ended September 30, 2024	For each of the three years in the period ended September 30, 2024
AXS Merger Fund	For the year ended September 30, 2024	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the three years in the period ended September 30, 2024, for the period January 1, 2021 through September 30, 2021 and for each of the two years in the period ended December 31, 2020
AXS Market Neutral Fund	For the year ended September 30, 2024	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the three years in the period ended September 30, 2024, for the period July 1, 2021 through September 30, 2021 and for the year ended June 30, 2021
AXS Adaptive Plus Fund	For the year ended September 30, 2024	N/A	For each of the two years in the period ended September 30, 2024	For each of the two years in the period ended September 30, 2024 and for the period September 15, 2022 (commencement of operations) through September 30, 2022
AXS Income Opportunities Fund	For the year ended September 30, 2024	For the year ended September 30, 2024	For the year ended September 30, 2024, for the one-month period ended September 30, 2023, and for the year ended August 31, 2023	For the year ended September 30, 2024, for the one-month period ended September 30, 2023, and for each of the four years in the period ended August 31, 2023

106

Fund	Statement of Operations	Statement of Cash Flows	Statements of Changes in Net Assets	Financial Highlights
AXS Dynamic Opportunities Fund and AXS Tactical Income Fund	For the year ended September 30, 2024	N/A	For the year ended September 30, 2024 and for the nine-month period ended September 30, 2023	For the year ended September 30, 2024 and for the nine-month period ended September 30, 2023

Fund	Consolidated Statement of Operations	Statement of Cash Flows	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
AXS Chesapeake Strategy Fund	For the year ended September 30, 2024	N/A	For each of the two years in the period ended September 30, 2024	For each of the three years in the period ended September 30, 2024

The Funds’ financial statements and consolidated financial statements, financial highlights and consolidated financial highlights for each of the periods indicated in the table below were audited by other auditors, whose reports dated as indicated in the table below expressed unqualified opinions on those financial statements and consolidated financial statements, financial highlights and consolidated financial highlights.

Fund	Other Auditors Report Date	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
AXS FTSE Venture Capital Return Tracker Fund	November 29, 2021	N/A	N/A	For each of the two years in the period ended September 30, 2021
AXS Market Neutral Fund	August 31, 2020	N/A	N/A	For the year ended June 30, 2020
AXS Dynamic Opportunities Fund	March 1, 2023	N/A	For the year ended December 31, 2022	For each of the four years in the period ended December 31, 2022
AXS Tactical Income Fund	March 1, 2023	N/A	For the year ended December 31, 2022	For each of the three years in the period ended December 31, 2022 and for the period January 2, 2019 (commencement of operations) through December 31, 2019

Fund	Other Auditors Report Date	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
AXS Chesapeake Strategy Fund	November 29, 2021	N/A	For each of the two years in the period ended September 30, 2021

107

Basis for Opinion

These financial statements and consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and consolidated financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and consolidated financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 29, 2024

108

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Corporate Dividends Received Deduction

For the year ended September 30, 2024, the Merger Fund, Market Neutral Fund and Dynamic Opportunities Fund had 7.63%, 100% and 100%, respectively, of dividends paid from net investment income qualified for the 70% dividends received deduction available to corporate shareholders.

Qualified Dividend Income

For the year ended September 30, 2024, the Merger Fund, Market Neutral Fund, Income Opportunities Fund, Dynamic Opportunities Fund and Tactical Income Fund had 7.94%, 100%, 8.21%, 100% and 6.60%, respectively, of dividends paid from net investment income, including short-term capital gains from the Fund (if any), designated as qualified dividend income.

109

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	File the exhibits listed below as part of this Form.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	12/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	12/9/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	12/9/2024